    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 30, 2002
                                              (FILE NOS. 33-36962 and 811-06175)

================================================================================
                        SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                         Post-Effective Amendment No. 33

                                       and

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

                                 Amendment No. 35

                                ECLIPSE FUNDS INC.
                                ------------------
                (Exact Name of Registrant as Specified in Charter)

                      NYLIM Center, 169 Lackawanna Avenue
                          Parsippany, New Jersey 07054
                   -------------------------------------------
                     (Address of Principal Executive Office)

                  Registrant's Telephone Number: (212) 576-7215

Copy To:
Carla P. Vogel, Esq.                       Robert A. Anselmi, Esq.
Dechert                                    John K. Forst, Esq.
1775 Eye Street, N.W.                      New York Life Insurance Company
Washington D.C. 20006                      NYLIM CENTER
                                           169 Lackawanna Avenue
                                           Parsippany, New Jersey 07054

                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

It is proposed that this filing will become effective:
 [ ]  immediately upon filing pursuant to paragraph (b) of rule 485
 [ ]  on ______, pursuant to paragraph (b)(1)(v) of rule 485
 [X] 60 days after filing pursuant to paragraph (a)(1) of rule 485 or on such earlier date as the Commission may designate pursuant to paragraph (a)(3) of rule 485
 [ ]  on ______, pursuant to paragraph (a)(1) of rule 485
 [ ]  75 days after filing pursuant to paragraph (a)(2) of rule 485
 [ ]  on ______, pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                                   Eclipse Funds

PROSPECTUS FOR
L Class Shares


                                   December 30, 2002

-------------------------------
EQUITY FUNDS
-------------------------------
Eclipse Indexed Equity Fund
-------------------------------
Eclipse Mid Cap Value Fund
-------------------------------
Eclipse Small Cap Value Fund
-------------------------------
Eclipse Tax-Managed Equity Fund
-------------------------------
FIXED-INCOME FUNDS
-------------------------------
Eclipse Core Bond Plus Fund
-------------------------------
Eclipse Short Term Bond Fund
-------------------------------
BLENDED FUNDS
-------------------------------
Eclipse Asset Manager Fund
-------------------------------
Eclipse Balanced Fund
-------------------------------

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


[ECLIPSE LOGO]

        WHAT'S INSIDE?

  3      Investment Objectives, Principal Investment Strategies and
         Principal Risks:
         An Overview

         EQUITY FUNDS
  6      Eclipse Indexed Equity Fund+
 10      Eclipse Mid Cap Value Fund
 14      Eclipse Small Cap Value Fund
 18      Eclipse Tax-Managed Equity Fund

         FIXED-INCOME FUNDS
 22      Eclipse Core Bond Plus Fund+
 28      Eclipse Short Term Bond Fund+
 32      Eclipse Ultra Short Duration Fund*+

         BLENDED FUNDS
 36      Eclipse Asset Manager Fund
 42      Eclipse Balanced Fund

 46      More About Investment Strategies and Risks

 50      Shareholder Guide
 50        The L Class Shares
 50        Information on Fees and Sales Charges
 51        Buying, Selling and Exchanging Eclipse Funds Shares
 51        How to Open An Account
 51        Investment Minimums
 51        Maximum Purchase Amount
 55        Shareholder Services
 56        General Policies
 58        Medallion Signature Guarantees
 58        Determining the Funds' Share Prices (NAV) and Valuation of
           Securities
 58        Fund Earnings
 59        Understand the Tax Consequences

 60      Know With Whom You're Investing

 67      Financial Highlights for Eclipse Funds Inc.
 76      Financial Highlights for Eclipse Funds

---------------

* The Fund changed its name from the "Ultra Short Term Income Fund" to the "Ultra Short Duration Fund," effective December 16, 2002.
+ L Class Shares are not currently being offered for this fund.

                      [This page intentionally left blank]

INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS: AN OVERVIEW

This Prospectus discusses the L Class shares of the Eclipse Indexed Equity Fund, Eclipse Tax-Managed Equity Fund, Eclipse Core Bond Plus Fund, Eclipse Short Term Bond Fund, and the Eclipse Asset Manager Fund, each a series of Eclipse Funds Inc., a Maryland corporation, together with the Eclipse Mid Cap Value Fund, Eclipse Small Cap Value Fund, Eclipse Ultra Short Duration Fund, and the Eclipse Balanced Fund, each a series of Eclipse Funds, a Massachusetts business trust, (the series of Eclipse Funds Inc. and Eclipse Funds are collectively referred to as the "Funds" or the "Eclipse Funds"). L Class shares of the Eclipse Indexed Equity Fund, Eclipse Core Bond Plus Fund, Eclipse Short Term Bond Fund and Eclipse Ultra Short Duration Fund are not currently being offered.

Each Fund is managed by New York Life Investment Management LLC ("NYLIM" or the "Manager"). NYLIM is responsible for the day-to-day portfolio management of each of the Funds. NYLIM has retained its affiliate, MacKay Shields LLC ("MacKay Shields"), as the Subadvisor that is responsible for the day-to-day portfolio management of the Eclipse Core Bond Plus Fund and the Eclipse Short Term Bond Fund.

Each Fund pursues somewhat different strategies to achieve its investment objective. Under normal market conditions, the Equity Funds invest primarily in equity securities, the Fixed Income Funds invest primarily in debt or fixed income securities, and the Blended Funds invest in a mix of equity and fixed income securities. In times of unusual or adverse conditions, each Fund may invest for temporary or defensive purposes outside the scope of its principal investment focus.

EQUITY SECURITIES

Publicly held corporations may raise needed cash by issuing or selling equity securities to investors. When you buy the equity securities of a corporation, you become a part owner of the issuing corporation. Equity securities may be bought on stock exchanges, such as the New York Stock Exchange, the American Stock Exchange, and foreign stock exchanges, or in the over-the-counter market. There are many different types of equity securities, including:

- common and preferred stocks;

- convertible securities; and

- American Depositary Receipts ("ADRs").

Investors buy equity securities to make money through dividend payments and/or selling them for more than they paid.

The risks involved with investing in equity securities include:

- Changing economic conditions: Equity securities may fluctuate as a result of general economic conditions, including changes in interest rates.

- Industry and company conditions: Certain industries may come in and out of favor with investors. In addition, changing technology and competition may make equity securities volatile.

- Security selection: A manager may not be able to consistently select the equity securities that appreciate in value, or to anticipate changes which can adversely affect the value of a Fund's holdings. Investments in smaller companies may be more volatile than investments in larger companies.

DEBT SECURITIES

Investors buy debt securities primarily to profit through interest payments. Both governments and companies raise cash by issuing or selling debt securities to investors. Debt securities may be bought directly from those issuers or in the secondary trading markets. There are many different types of debt securities, including:

- bonds;

- notes; and

- debentures.

Some debt securities pay interest at fixed rates of return, while others pay interest at variable rates. Interest may be paid at different intervals. Some debt securities do not make regular interest payments, but instead are initially sold at a discount to the principal amount that is to be paid at maturity.

The risks involved with investing in debt securities include:

- Credit risk: The purchaser of a debt security lends money to the issuer of that security. If the issuer does not pay back the loan, the holder of the security may experience a loss on its investment.

- Maturity risk: A debt security with a longer maturity may fluctuate more in value than a debt security with a shorter maturity. Therefore, the net asset value of a Fund that holds debt securities with a longer average maturity may fluctuate in value more than the net asset value of a Fund that holds debt securities with a shorter maturity.

- Market risk: Like other securities, debt securities are subject to the forces of supply and demand. Low demand may negatively impact the price of a debt security.

- Interest rate risk: The value of debt securities usually changes when interest rates change. Generally, when interest rates go up, the value of a debt security goes down and when interest rates go down, the value of a debt security goes up.

NOT INSURED--YOU COULD LOSE MONEY

Before considering an investment in a Fund, you should understand that you could lose money.

An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

NAV WILL FLUCTUATE

The value of Fund shares, also known as the net asset value ("NAV"), fluctuates based on the value of the Fund's holdings.

Investment in common stocks and other equity securities is particularly subject to the risks of changing economic, stock market, industry and company conditions, currency exchange rates and the risks inherent in management's ability to anticipate such changes that can adversely affect the value of a Fund's holdings.

Other factors that can affect debt security values and Fixed Income Fund share prices are changes in the average maturity of a Fund's investments, interest rate fluctuations, and how the market views the creditworthiness of an issuer, as well as the risks described above for equity securities.

MORE INFORMATION

The next section of this Prospectus gives you more detailed information about the investment objectives, policies, strategies, risks, performance, and expenses of each of the Funds. Please review it carefully.

---------------------------

TOTAL RETURN is a combination of income and realized and unrealized capital gains.

---------------------------

"S&P 500(R)" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by the Fund. The S&P 500(R) INDEX is an unmanaged index widely regarded as the standard for measuring large-cap U.S. stock market performance. Typically, companies included in the S&P 500(R) Index are the largest and most dominant firms in their respective industries.

---------------------------

INDEX FUNDS seek to match their respective indices, unlike other funds that generally seek to beat an index or indices. No attempt is made to manage the portfolio in the traditional sense using economic, financial and market analysis.

INDEXED EQUITY FUND

The Indexed Equity Fund's investment objective is to seek to provide investment results that correspond to the TOTAL RETURN performance (reflecting reinvestment of dividends) of common stocks in the aggregate, as represented by the S&P 500(R) INDEX.

PRINCIPAL INVESTMENT STRATEGIES

The Fund normally invests at least 80% of its total assets in stocks in the S&P 500(R) Index in the same proportion, to the extent feasible, as they are represented in the S&P 500(R) Index.

INVESTMENT PROCESS

NYLIM, the Fund's Manager, uses statistical techniques to determine which stocks are to be purchased or sold to replicate the S&P 500(R) Index to the extent feasible. From time to time, adjustments may be made in the Fund's portfolio because of changes in the composition of the S&P 500(R) Index. The correlation between the performance of the Fund and the S&P 500(R) Index is expected to be at least 0.95, on an annual basis. A correlation of 1.00 would indicate perfect correlation, which would be achieved when the NAV of the Fund, including the value of its dividend and capital gains distributions, increases or decreases in exact proportion to changes in the S&P 500(R) Index.

The Fund's investments also include S&P 500(R) Index futures that are used for cash management purposes.

                                                             INDEXED EQUITY FUND

PRINCIPAL RISKS

Investment in common stocks and other equity securities is particularly subject to the risk of changing economic, stock market, industry and company conditions that can adversely affect the value of the Fund's holdings.

If the value of the S&P 500(R) Index declines, the NAV of shares of the Fund will also decline. The Fund's ability to mirror the S&P 500(R) Index may be affected by, among other things:

- transactions costs;

- changes in either the makeup of the S&P 500(R) Index or number of shares outstanding for the component stocks of the S&P 500(R) Index; and

- the timing and amount of contributions to, and redemptions from, the Fund by shareholders.

Consistent with its principal investment strategies, the Fund's investments include S&P 500(R) Index futures, which are a type of derivative. The Fund may lose money using derivatives. The use of derivatives may increase the volatility of the Fund's net asset value and may involve a small investment of cash relative to the magnitude of risk assumed.

INDEXED EQUITY FUND

[INDEXED EQUITY FUND BAR CHART]

92                                                                                7.19
93                                                                                9.41
94                                                                                0.90
95                                                                               36.88
96                                                                               22.57
97                                                                               32.88
98                                                                               28.62
99                                                                               20.83
00                                                                               -9.11
01                                                                              -12.04

ANNUAL RETURNS, NO-LOAD CLASS SHARES
(by calendar year 1992-2001)


As of September 30, 2002, the No-Load Class Shares of the Fund had a year-to-date return of -28.21%.

PAST PERFORMANCE

The bar chart and table indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's performance has varied over the last ten years. The table below shows how the Fund's average annual total returns (before and after taxes) for one year, five year and ten year periods compare to those of a broad-based securities market index. The returns shown are for a class of shares of the Fund not offered in this Prospectus (the "No-Load Class shares"). Net of the sales charges and 12b-1 fees applicable to L Class shares, the No-Load Class shares and the L Class shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. Annual returns of the L Class shares would be lower because of these sales charges and fees. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

BEST AND WORST QUARTERLY RETURNS, NO-LOAD CLASS SHARES
(1992-2001)

                                                                    RETURN          QUARTER/YEAR
  Highest return/best quarter                                        21.48%            4Q/98
  Lowest return/worst quarter                                       -14.70%            3Q/01




AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2001)

                                                                    1 YEAR            5 YEARS         10 YEARS
  Indexed Equity Fund(1)
  Return Before Taxes
    No-Load Class                                                   -12.04%           10.55%           12.60%

  Return After Taxes on Distributions(2)
    No-Load Class                                                   -13.31%            9.09%           11.08%



  Return After Taxes on Distributions and Sale of Fund
  Shares(2)
    No-Load Class                                                    -6.49%            8.54%           10.24%

  S&P 500(R) Index(3)
  (reflects no deduction for fees, expenses, or taxes)              -11.87%           10.70%           12.94%




(1)
L Class shares are not currently being offered. Therefore, total return information for the L Class shares is not available.

(2)
After-tax returns are calculated using the historical highest individual federal marginal tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their fund shares through deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns shown are for the No-Load Class of shares of the Fund. After-tax returns for the L Class shares will vary.

(3)
The S&P 500(R) Index is an unmanaged index widely regarded as the standard for measuring large-cap U.S. stock market performance. Total returns assume the reinvestment of all income and capital gain distributions. You cannot invest directly in an index.

                                                             INDEXED EQUITY FUND

FEES AND EXPENSES OF THE FUND(+)

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

  SHAREHOLDER FEES
  (fees paid directly from your investment)
  Maximum Sales Charge (Load)                                        2.00%

  Maximum Sales Charge (Load) Imposed on Purchases of Shares
  (as a percentage of offering price)                                1.00%

  Maximum Deferred Sales Charge (Load)(1)
  (as a percentage of redemption proceeds)                           1.00%

  Exchange Fees(2)                                                    None

  Maximum Account Fee                                                 *

  ANNUAL FUND OPERATING EXPENSES
  (expenses that are deducted from Fund assets)

  Management Fee                                                     0.50%

  Distribution and/or Service (12b-1) Fees(3)                        1.00%

  Other Expenses                                                      .09%

  Total Annual Fund Operating Expenses(4)                            1.59%




+
L Class shares are not currently being offered by the Fund. Annual fund operating expenses are based on the expenses for the fiscal year ended October 31, 2002 of classes of shares of the Fund that are not offered in this Prospectus. The distribution and service (12b-1) fees are based on the maximum fees allowed under the L Class Rule 12b-1 Plan.

* An annual account fee of $12 (subject to a maximum of $36 per Social Security/tax i.d. number) may be charged on accounts with balances below $1,000. This fee will not be charged on accounts with balances that fall below $1,000 due to adverse market conditions. There are exceptions. See the Shareholder Guide.

(1)
A contingent deferred sales charge of 1.00% may be imposed on certain redemptions effected within one year of the date of purchase.

(2) Except for systematic exchanges processed via the Fund's transfer agent's automated system, and as to certain accounts for which tracking data is not available, after five exchanges per calendar year, a $10 Exchange Fee may be imposed per exchange.

(3)
Because the 12b-1 fee is an ongoing fee charged against the assets of the Fund, long-term shareholders may indirectly pay an amount that is more than the equivalent of paying other types of sales charges.

(4) The Manager has voluntarily agreed to waive a portion of the fees otherwise payable to it. Management has further voluntarily agreed to limit the total annual fund operating expenses of the L Class shares to 1.30%. With this reduction, it is currently estimated that the management fee paid by the L Class shares will be 0.21% and that the total annual fund operating expenses of the L Class shares will be 1.30%. These waivers may be discontinued at any time without notice.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reflects what you would pay if you close your account at the end of each of the time periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund operating expenses remain the same. Your actual costs may be higher or lower than those shown.

                                                                       ASSUMING               ASSUMING REDEMPTION
                                                                          NO                   AT THE END OF EACH
  EXPENSES AFTER                                                    REDEMPTION(1)                  PERIOD(1)
   1 year                                                               $  260                       $  359

   3 years                                                              $  597                       $  597

   5 years                                                              $  957                       $  957

  10 years                                                              $1,970                       $1,970




(1) Does not reflect fee waiver.

---------------------------

TOTAL RETURN is a combination of income and realized and unrealized capital gains.

---------------------------

The S&P MIDCAP 400(R) INDEX is a market-value weighted index that consists of 400 domestic stocks chosen for market size, liquidity, and industry group representation, and is a benchmark of mid-capitalization stock price movement. As of the date of this Prospectus, the market capitalizations of companies in this index range from $262 million to $9 billion.

---------------------------

The RUSSELL MIDCAP(R) INDEX is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000(R) Index, and represents approximately 25% of the total market capitalization of the Russell 1000(R) Index. As of the date of this Prospectus, the market capitalizations of companies in this index range from $110 million to $17 billion.

MID CAP VALUE FUND

The Mid Cap Value Fund's investment objective is to seek high TOTAL RETURN.

PRINCIPAL INVESTMENT STRATEGY

The Fund normally invests at least 80% of its assets in common and preferred stock of companies with market capitalizations that, at the time of investment, are similar to the companies in the RUSSELL MIDCAP(R) INDEX, the S&P MIDCAP 400(R) INDEX or a universe selected from the smallest 800 companies of the largest 1,000 companies, ranked by market capitalization.

INVESTMENT PROCESS

The Fund invests primarily in mid-capitalization stocks that NYLIM, the Fund's Manager, determines are value stocks. "Value" stocks are stocks that the Manager determines (1) have strong or improving fundamental characteristics (including margins, working capital, leverage, cash flow, returns on equity and assets) and
(2) have been overlooked by the marketplace so that they are undervalued or underpriced relative to the rest of the equity market. In selecting stocks, the Manager applies quantitative and statistical methods to analyze the relative quality and value of the stocks:

- In selecting stocks, the Manager analyzes financial and operating data of several thousand companies on a weekly basis, searching for companies with improving operating characteristics but which are still underpriced or inexpensive relative to the rest of the equity market. The Manager evaluates how company operations have performed over time and how they have performed compared to other companies (both competitors and companies in other industries).

- To avoid concentration in a specific industry, which increases risk, the Manager invests a maximum of 4% of the Fund's net assets in any one company and less than 25% of the Fund's net assets in any one industry, and it consistently re-balances its investments.

- Under normal conditions, the Manager keeps the Fund fully invested rather than taking temporary cash positions.

- The Manager does not attempt to time the market or to hedge returns.

- The Manager avoids initial public offerings because the companies' often brief operating histories do not provide sufficient data to adequately evaluate their operating trends under the Manager's proprietary analytical methods.

- The Manager does not visit companies; it relies on its statistical analysis of the companies' financial statements.

- The Manager does not project earnings or use earnings forecast data of either the companies or of Wall Street analysts. Only historical, publicly available annual and quarterly financial statistical data are used in the Manager's analysis.

- The Manager does not use options or futures.

- The Manager may sell a stock if it becomes relatively overvalued, if better opportunities are identified, or if it determines that the initial investment expectations are not being met.

                                                              MID CAP VALUE FUND

---------------------------

A WARRANT is a security that entitles the holder to purchase certain amounts of common stock at a specified price for a defined period.

---------------------------
RESTRICTED SECURITIES are securities that are sold only through negotiated private transactions and not to the general public due to certain restrictions imposed by federal securities laws.

---------------------------
ILLIQUID SECURITIES are securities that have no ready market.
---------------------------
ACTIVE TRADING -- If a fund were to replace all of its portfolio securities over the course of one year, it would have an annual portfolio turnover rate of 100%. A fund with an annual portfolio turnover rate above 100% is viewed as engaged in active trading. Active trading may result in increased transactions costs and the realization of greater net short-term or long-term capital gains.

---------------------------

In a SECURITIES LENDING transaction, a fund lends securities from its portfolio to a broker-dealer (or other financial institution) for a period of time. The fund receives interest and/or a fee and a promise that the securities will be returned on a fixed date.

The Fund may lend up to 20% of its assets and may invest:

- up to 5% of its assets in WARRANTS;

- up to 20% of its assets in securities of foreign issuers, but only in countries the Manager considers stable and only in securities the Manager considers to be of high quality;

- up to 10% of its assets in RESTRICTED SECURITIES or ILLIQUID SECURITIES; and

- in common stock, other equity securities and in equity-related securities, such as preferred stock (including convertible preferred stock), and debt securities convertible into stock.

The Fund may also purchase large-capitalization stocks for additional liquidity and engage in ACTIVE TRADING. The Fund considers large-capitalization stocks to be the top 5% of companies sorted by market capitalization.

PRINCIPAL RISKS

The main risk associated with investing in the Fund is:

- Market risk--Stocks fluctuate in price. As the Fund's holdings fluctuate, so will the price of the Fund's shares. Consequently, your investment could be worth less than you paid when you decide to sell. In other words, you could lose money on your investment.

Mid-cap stocks are generally less established and may be more volatile and less liquid than stocks of larger companies.

Since the Fund may invest up to 20% of its assets in foreign securities, it can be subject to various risks of loss that are different from the risks of investing in securities of U.S.-based issuers. These include losses due to:

- fluctuating currency values;

- less liquid trading markets;

- greater price volatility;

- political and economic instability;

- less publicly available information about issuers;

- changes in U.S. or foreign tax or currency laws; and

- changes in monetary policy.

The Fund's use of SECURITIES LENDING also presents certain risks. The principal risk of securities lending is that the financial institution that borrows securities from the Fund could go bankrupt and the Fund might not be able to recover the securities or their value.

The Fund's investments may include restricted securities or illiquid securities. The principal risk of investing in restricted securities and illiquid securities is that they may be difficult to sell.

The Fund's investments may include warrants. The principal risk of investing in warrants is that the price of the underlying common stock may decline below the exercise price of the warrant.

MID CAP VALUE FUND

[MID CAP VALUE FUND BAR CHART]

95                                                                               26.82
96                                                                               22.40
97                                                                               32.46
98                                                                               10.35
99                                                                                0.04
00                                                                                5.83
01                                                                                5.65

ANNUAL RETURNS, NO-LOAD CLASS SHARES
(by calendar year 1995-2001)


As of September 30, 2002, the No-Load Class Shares of the Fund had a year-to-date return of -13.26%.

PAST PERFORMANCE

The bar chart and table indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's performance has varied over the life of the Fund. The table below shows how the Fund's average annual total returns (before and after taxes) for one year, five year and life of the Fund periods compare to those of broad-based securities market indices. The returns shown are for a class of shares of the Fund not offered in this Prospectus (the "No-Load Class shares"). Net of the sales charges and 12b-1 fees applicable to L Class shares, the No-Load Class shares and the L Class shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. Annual returns of the L Class shares would be lower because of these sales charges and fees. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

BEST AND WORST QUARTERLY RETURNS, NO-LOAD CLASS SHARES
(1995-2001)

                                                                    RETURN          QUARTER/YEAR
  Highest return/best quarter                                        14.81%            1Q/98
  Lowest return/worst quarter                                       -14.19%            3Q/98




AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2001)

                                                                                                          SINCE
                                                                       1 YEAR          5 YEARS         INCEPTION(1)
  Mid Cap Value Fund(2)
  Return Before Taxes
    No-Load Class                                                        5.65%         10.33%             14.19%

  Return After Taxes on Distributions(3)
    No-Load Class                                                        5.45%          9.30%             12.65%

  Return After Taxes on Distributions and Sale of Fund
    Shares(3)
    No-Load Class                                                        3.44%          8.34%             11.43%

  Russell Midcap(R) Index(4)
    (reflects no deduction for fees, expenses, or taxes)                -5.62%         11.40%             15.52%

  S&P 500(R) Index(5)
    (reflects no deduction for fees, expenses, or taxes)               -11.87%         10.70%             15.84%

(1) The Fund's inception date was December 27, 1994.

(2) L Class shares were first offered on December 30, 2002. Therefore, total return information for the L Class shares is not available.

(3) After-tax returns are calculated using the historical highest individual federal marginal tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their fund shares through deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns shown are for the No-Load Class shares of the Fund. After-tax returns for the L Class shares will vary.

(4) The Russell Midcap(R) Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000(R) Index, which represent approximately 25% of the total market capitalization of the Russell 1000(R) Index. Total returns assume reinvestment of all dividend and capital gains. You cannot invest directly in an index.

(5) The S&P 500(R) Index is an unmanaged index widely regarded as the standard for measuring large-cap U.S. stock market performance. Total returns assume the reinvestment of all income and capital gains distributions. You cannot invest directly in an index.
 12

                                                              MID CAP VALUE FUND

FEES AND EXPENSES OF THE FUND(+)

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

  SHAREHOLDER FEES
  (fees paid directly from your investment)
  Maximum Sales Charge (Load)                                        2.00%

  Maximum Sales Charge (Load) Imposed on Purchases of Shares
  (as a percentage of offering price)                                1.00%

  Maximum Deferred Sales Charge (Load)(1)
  (as a percentage of redemption proceeds)                           1.00%

  Exchange Fee(2)                                                     None

  Maximum Account Fee                                                 *

  ANNUAL FUND OPERATING EXPENSES
  (expenses that are deducted from Fund assets)

  Management Fee                                                     0.90%

  Distribution and/or Service (12b-1) Fees(3)                        1.00%

  Other Expenses                                                     0.39%

  Total Annual Fund Operating Expenses(4)                            2.29%




(+)
L Class shares were first offered by the Fund on December 30, 2002. Annual fund operating expenses are based on the expenses for the fiscal year ended October 31, 2002 of classes of shares of the Fund that are not offered in this Prospectus. The distribution and service (12b-1) fees are based on the maximum fees allowed under the L Class Rule 12b-1 Plan.

* An annual account fee of $12 (subject to a maximum of $36 per Social Security/tax i.d. number) may be charged on accounts with balances below $1,000. This fee will not be charged on accounts with balances that fall below $1,000 due to adverse market conditions. There are exceptions. See the Shareholder Guide.

(1)
A contingent deferred sales charge of 1.00% may be imposed on certain redemptions effected within one year of the date of purchase.

(2)
Except for systematic exchanges processed via the Fund's transfer agent's automated system, and as to certain accounts for which tracking data is not available, after five exchanges per calendar year, a $10 Exchange Fee may be imposed per exchange.

(3)
Because the 12b-1 fee is an ongoing fee charged against the assets of the Fund, long-term shareholders may indirectly pay an amount that is more than the equivalent of paying other types of sales charges.

(4)
The Manager undertook to limit the total annual fund operating expenses of the L Class shares, net of the 12b-1 fees, through December 31, 2002, to that of the Fund's total annual fund operating expenses for the twelve months ended December 31, 2000 (1.04%). However, this limitation did not limit increases in transfer agency expenses incurred by the Fund in accordance with the transfer agency expense arrangements in effect prior to December 12, 2000. After December 31, 2002, the Manager will limit expenses in the same manner on a voluntary basis. This limitation may be discontinued at any time without notice. In addition, a portion of the brokerage commissions that the Fund pays during the current fiscal year will be used to reduce the other expenses of the Fund. With these reductions, it is currently estimated that the management fee, other expenses, and total annual fund operating expenses of the L Class shares will be .78%, ..26%, and 2.04%, respectively.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reflects what you would pay if you close your account at the end of each of the time periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown.

                                                                       ASSUMING               ASSUMING REDEMPTION
                                                                          NO                   AT THE END OF EACH
  EXPENSES AFTER                                                    REDEMPTION(1)                  PERIOD(1)
   1 year                                                               $  330                       $  429

   3 years                                                              $  808                       $  808

   5 years                                                              $1,313                       $1,313

  10 years                                                              $2,699                       $2,699




(1) Does not reflect fee waiver or expense reduction.

---------------------------

TOTAL RETURN is a combination of income and realized and unrealized capital gains.

---------------------------

SMALL-CAPITALIZATION STOCKS are common stocks of relatively small companies that tend to have fewer shares outstanding and thus a smaller trading volume than large-capitalization stocks.

---------------------------

The RUSSELL 2000(R) INDEX is an unmanaged index that measures the performance of the smallest 2000 companies in the Russell 3000(R)Index, which includes the largest 3000 U.S. companies determined by market capitalization. As of the date of this Prospectus, the market capitalizations of companies in this index range from $5 million to $3 billion.
---------------------------
The S&P SMALLCAP 600(R) INDEX is a market value weighted benchmark of 600 small-capitalization common stocks. As of the date of this Prospectus, the market capitalizations of companies in this index range from $60 million to $3 billion.

SMALL CAP VALUE FUND

The Small Cap Value Fund's investment objective is to seek high TOTAL RETURN.

PRINCIPAL INVESTMENT STRATEGIES
The Fund normally invests at least 80% of its assets in common and preferred stock of companies with market capitalizations, at the time of investment, similar to the companies in the RUSSELL 2000(R) INDEX, the S&P SMALLCAP 600(R) INDEX or a universe selected from the smallest 2,000 companies of the largest 3,000 companies ranked by market capitalization.

INVESTMENT PROCESS

The Fund invests primarily in small-capitalization stocks that NYLIM, the Fund's Manager, determines are value stocks. "Value" stocks are stocks that NYLIM determines (1) have strong or improving fundamental characteristics (including margins, working capital, leverage, cash flow, returns on equity and assets) and
(2) have been overlooked by the marketplace so that they are undervalued or "underpriced" relative to the rest of the equity market. The Manager seeks relatively low portfolio turnover. In selecting stocks, the Manager applies quantitative and statistical methods to analyze the relative quality and price of the stocks:

- In selecting stocks, the Manager analyzes financial and operating data of several thousand companies on a weekly basis, searching for companies with improving operating characteristics but which are still underpriced or inexpensive relative to the rest of the equity market. The Manager evaluates how company operations have performed over time and how they have performed compared to other companies (both competitors and companies in other industries).

- To avoid concentration in a specific industry, which increases risk, the Manager invests a maximum of 4% of the Fund's net assets in any one company and less than 25% in any one industry, and it consistently re-balances its investments.

- Under normal conditions, the Manager keeps the Fund fully invested rather than taking temporary cash positions.

- The Manager does not attempt to time the market or to hedge returns.

- The Manager avoids initial public offerings because the companies' often brief operating histories do not provide sufficient data to adequately evaluate their operating trends under the Manager's proprietary analytical methods.

- The Manager does not visit companies; it relies on its statistical analysis of the companies.

- The Manager does not project earnings or use earnings forecast data of either the companies or of Wall Street analysts. Only historical, publicly available, annual and quarterly financial statistical data are used in the Manager's analysis.

- The Manager does not use options or futures.

- The Manager will sell a stock if it becomes relatively overvalued, if better opportunities are identified, or if it determines the initial investment expectations are not being met.

                                                            SMALL CAP VALUE FUND

---------------------------

A WARRANT is a security that entitles the holder to purchase common stock at a specified price for a defined period.

---------------------------

RESTRICTED SECURITIES are securities that are sold only through negotiated private transactions and not to the general public due to certain restrictions imposed by federal securities laws.
---------------------------
ILLIQUID SECURITIES are securities that have no ready market.
---------------------------
ACTIVE TRADING -- If a fund were to replace all of its portfolio securities over the course of one year, it would have an annual portfolio turnover rate of 100%. A fund with an annual portfolio turnover rate above 100% is viewed as engaged in active trading. Active trading may result in increased transactions costs and the realization of greater net short-term or long-term capital gains.

---------------------------

In a SECURITIES LENDING transaction, a fund lends securities from its portfolio to a broker-dealer (or other financial institution) for a period of time. The fund receives interest and/or a fee and a promise that the securities will be returned on a fixed date.

The Fund may lend up to 20% of its assets and may invest:

- up to 5% of its assets in WARRANTS;

- up to 20% of its assets in securities of foreign issuers, but only in countries the Manager considers stable and only in securities the Manager considers to be of high quality;

- up to 10% of its assets in RESTRICTED SECURITIES; or ILLIQUID SECURITIES; and

- in common stock, other equity securities and in equity-related securities, such as preferred stock (including convertible preferred stock), and debt securities convertible into common stock.

The Fund may also purchase large-capitalization stocks for additional liquidity and engage in ACTIVE TRADING. The Fund considers large-capitalization stocks to be the top 5% of companies sorted by market capitalization.

PRINCIPAL RISKS

Market risk--Stocks fluctuate in price. As the holdings fluctuate, so will the price of the Fund's shares. Consequently, your investment could be worth less than you paid when you decide to sell. In other words, you could lose money on your investment.

Small-capitalization stock risk--Smaller capitalization stocks can be risky. They may be more thinly traded than larger company stocks and consequently may be more volatile. Their returns may vary significantly from the overall stock markets.

In comparison to stocks of companies with larger capitalizations, stocks of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes and cyclical, static or moderate growth prospects.

Small-capitalization companies may be more vulnerable to adverse business or market developments than large-capitalization companies.

Since the Fund may invest up to 20% of its assets in foreign securities, it can be subject to various risks of loss that are different from risks of investing in securities of U.S.-based issuers. These include losses due to:

- fluctuating currency values;

- less liquid trading markets;

- greater price volatility;

- political and economic instability;

- less publicly available information about issuers;

- changes in U.S. or foreign tax or currency laws; and

- changes in monetary policy.

The Fund's use of SECURITIES LENDING also presents certain risks. The principal risk of securities lending is that the financial institution that borrows securities from the Fund could go bankrupt and the Fund might not be able to recover the securities or their value.

The Fund's investments may include restricted securities or illiquid securities. The principal risk of investing in restricted securities and illiquid securities is that they may be difficult to sell.

The Fund's investments may include warrants. The principal risk of investing in warrants is that the price of the underlying common stock may decline below the exercise price of the warrant.

SMALL CAP VALUE FUND

[SMALL CAP VALUE FUND BAR CHART]

92                                                                               19.38
93                                                                               17.02
94                                                                               -4.74
95                                                                               19.69
96                                                                               29.87
97                                                                               33.30
98                                                                                3.40
99                                                                                3.05
00                                                                               -9.44
01                                                                               13.89

ANNUAL RETURNS, NO-LOAD CLASS SHARES
(by calendar year 1992-2001)


As of September 30, 2002, the No-Load Class Shares of the Fund had a year-to-date return of -2.58%.

PAST PERFORMANCE

The bar chart and table indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's performance has varied over the last ten years. The table below shows how the Fund's average annual total returns (before and after taxes) for one year, five year and ten year periods compare to those of broad-based securities market indices. The returns shown are for a class of shares of the Fund not offered in this Prospectus (the "No-Load Class shares"). Net of the sales charges and 12b-1 fees applicable to L Class shares, the No-Load Class shares and the L Class shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. Annual returns of the L Class shares would be lower because of these sales charges and fees. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

BEST AND WORST QUARTERLY RETURNS, NO-LOAD CLASS SHARES
(1992-2001)

                                                                    RETURN          QUARTER/YEAR
  Highest return/best quarter                                        18.52%            2Q/99

  Lowest return/worst quarter                                       -16.91%            3Q/98




AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2001)

                                                                    1 YEAR          5 YEARS         10 YEARS
  Small Cap Value Fund(1)
  Return Before Taxes
   No-Load Class                                                     13.89%          7.94%           11.72%

  Return After Taxes on Distributions(2)
   No-Load Class                                                     13.49%          5.84%            8.72%



  Return After Taxes on Distributions and Sale of Fund
   Shares(2)
   No-Load Class                                                      8.46%          6.24%            8.77%

  S&P SmallCap 600(R) Index(3)
   (reflects no deduction for fees, expenses, or taxes)               6.55%         10.66%              N/A



  Russell 2000(R) Index(4)
   (reflects no deduction for fees, expenses, or taxes)               2.49%          7.52%           11.51%

  S&P 500(R) Index(5)
   (reflects no deduction for fees, expenses, or taxes)             -11.87%         10.70%           12.94%



  Lipper Small Cap Value Funds Index(6)
   (reflects no deduction for fees, expenses, or taxes)              17.20%         10.75%           12.68%

(1) L Class shares were first offered on December 30, 2002. Therefore, total return information for the L Class shares is not available.
(2) After-tax returns are calculated using the historical highest individual federal marginal tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their fund shares through deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns shown are for the No-Load Class shares of the Fund. After-tax returns for the L Class shares will vary.
(3) The S&P SmallCap 600(R) Index is a market value weighted benchmark of 600 small-capitalization common stocks. You cannot invest directly in an index.
(4) The Russell 2000(R) Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which, in turn, is an unmanaged index that includes the 3,000 largest U.S. companies based on total market capitalization, and represents approximately 98% of the investable U.S. equity market. The Russell 2000(R) Index represents approximately 10% of the total market capitalization of the Russell 3000(R) Index. Total returns reflect reinvestment of all dividends and capital gains. You cannot invest directly in an index.
(5) The S&P 500(R) Index is an unmanaged index widely regarded as the standard for measuring large-cap U.S. stock market performance. Total returns assume the reinvestment of all income and capital gain distributions. You cannot invest directly in an index.
(6) The Lipper Small Cap Value Funds Index is an unmanaged index that tracks the performance of the 30 largest small company value funds, after expenses, adjusted for the reinvestment of capital gains distributions and income dividends. You cannot invest directly in an index.

                                                            SMALL CAP VALUE FUND

FEES AND EXPENSES OF THE FUND(+)

The table below describes the fees and expenses that you may pay if you buy and hold Fund shares.

  SHAREHOLDER FEES
  (fees paid directly from your investment)
  Maximum Sales Charge (Load)                                        2.00%

  Maximum Sales Charge (Load) Imposed on Purchases of Shares
  (as a percentage of offering price)                                1.00%

  Maximum Deferred Sales Charge (Load)(1)
  (as a percentage of redemption proceeds)                           1.00%

  Exchange Fee(2)                                                     None

  Maximum Account Fee                                                 *

  ANNUAL FUND OPERATING EXPENSES
  (expenses that are deducted from Fund assets)

  Management Fee                                                     1.00%

  Distribution and/or Service (12b-1) Fee(3)                         1.00%

  Other Expenses                                                     0.27%

  Total Annual Fund Operating Expenses(4)                            2.27%




(+) L Class shares were first offered by the Fund on December 30, 2002. Annual fund operating expenses for the fiscal year ended October 31, 2002 are based on the expenses of classes of shares of the Fund that are not offered in this Prospectus. The distribution and service (12b-1) fees are based on the maximum fees allowed under the L Class Rule 12b-1 Plan.

* An annual account fee of $12 (subject to a maximum of $36 per Social Security/tax i.d. number) may be charged on accounts with balances below $1,000. This fee will not be charged on accounts with balances that fall below $1,000 due to adverse market conditions. There are exceptions. See the Shareholder Guide.

(1) A contingent deferred sales charge of 1.00% may be imposed on certain redemptions effected within one year of the date of purchase.

(2) Except for systematic exchanges processed via the Fund's transfer agent's automated system, and as to certain accounts for which tracking data is not available, after five exchanges per calendar year, a $10 Exchange Fee may be imposed per exchange.

(3) Because the 12b-1 fee is an ongoing fee charged against the assets of the Fund, long-term shareholders may indirectly pay an amount that is more than the equivalent of paying other types of sales charges.
(4) The Manager undertook to limit the total annual fund operating expenses of the L Class shares, net of the 12b-1 fees, through December 31, 2002, to that of the Fund's total annual fund operating expenses for the twelve months ended December 31, 2000 (1.19%). However, this limitation did not limit increases in transfer agency expenses incurred by the Fund in accordance with the transfer agency expense arrangements in effect prior to December 12, 2000. After December 31, 2002, the Manager will limit expenses in the same manner on a voluntary basis. This limitation may be discontinued at any time without notice. In addition, a portion of the brokerage commissions that the Fund pays during the current fiscal year will be used to reduce the other expenses of the Fund. With these reductions, it is currently estimated that the management fee, other expenses, and total annual fund operating expenses of the L Class shares will be ..99%, .20% and 2.19%, respectively.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reflects what you would pay if you close your account at the end of each of the time periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown.

                                                                       ASSUMING               ASSUMING REDEMPTION
                                                                          NO                   AT THE END OF EACH
  EXPENSES AFTER                                                    REDEMPTION(1)                  PERIOD(1)
   1 year                                                               $  328                       $  427

   3 years                                                              $  802                       $  802

   5 years                                                              $1,303                       $1,303

  10 years                                                              $2,679                       $2,679




(1) Does not reflect fee waiver or expense reduction.

---------------------------

TOTAL RETURN is a combination of income and realized and unrealized capital gains.

---------------------------

S&P 500(R) is a trademark of The McGraw-Hill Companies, Inc. The S&P 500(R) INDEX is an unmanaged index widely regarded as the standard for measuring large-cap U.S. stock market performance. Typically, companies included in the S&P 500(R) Index are the largest and most dominant firms in their respective industries.

TAX-MANAGED EQUITY
FUND

The Tax-Managed Equity Fund's investment objective is to provide enhanced after-tax TOTAL RETURN relative to the return of the S&P 500(R) INDEX.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in common stocks of companies included in the S&P 500(R) Index. The Fund generally will be as fully invested as practicable, but under normal conditions, the Fund will invest at least 80% of its assets in equity securities.

The Fund also attempts to achieve enhanced after-tax returns for its shareholders by using a variety of tax-efficient management strategies designed to reduce capital gains distributions to its shareholders.

INVESTMENT PROCESS

The S&P 500(R) Index constitutes the universe from which the Fund's portfolio securities will ordinarily be selected. The Manager selects stocks for the portfolio by applying a proprietary, quantitative mathematical model using the following statistical techniques to measure the stock price behavior of each stock represented in the S&P 500(R) Index.

The Manager establishes historical correlating relationships between and among each stock in the S&P 500(R) Index in order to identify stocks whose prices move inversely to one another relative to their expected return. To establish these historical relationships, the Manager computes the return and volatility for each of these stocks to identify combinations of stocks that reduce the overall volatility of the Fund's investment portfolio while diversifying the Fund's exposure to the various market sectors and industries represented in the S&P 500(R) Index.

The Manager then reweights the S&P 500(R) Index stock by stock, from most attractive to least attractive. Stocks considered most attractive, those with the best prices relative to potential performance, are weighted most heavily. Stocks with less attractive prices relative to potential return are underweighted in relation to the weighting assigned to such stocks in the S&P 500(R) Index and are less likely to be purchased by the Manager. If the Manager does in fact elect to purchase such a stock, the Manager will purchase that stock in accordance with the lower weighting assigned to the stock by the mathematical model, rather than in accordance with the weighting assigned to the stock by the S&P 500(R) Index. This reweighting process is designed to enhance the total return of the Fund.

Based on the proprietary model, the Fund normally invests in a range of 40-70 stocks.

                                                         TAX-MANAGED EQUITY FUND

---------------------------

SPDRS are units of beneficial interest in an investment trust sponsored by a wholly-owned subsidiary of the American Stock Exchange, Inc. ("AMEX") which represent proportionate undivided interests in a portfolio of securities consisting of substantially the same weighting as the component common stocks in the S&P 500(R) Index. SPDRs trade on the AMEX at approximately one-tenth the value of the S&P 500(R) Index.

At least quarterly, the Manager applies its proprietary model and analyzes the weightings assigned to the stocks in the S&P 500(R) Index. The Manager then rebalances the portfolio based on the stocks that have become more attractive or less attractive as a result of the reweighting of each stock in the S&P 500(R) Index. If a stock is removed from the S&P 500(R) Index but remains highly weighted by the Manager's quantitative model, the Fund will ordinarily maintain its position in that stock until the Manager rebalances the portfolio.

At any time, the Manager may utilize a range of active tax management strategies designed to minimize the Fund's taxable distributions. These strategies will not completely eliminate taxable distributions to shareholders however. Such strategies may include, but are not limited to:

- holding securities long enough to avoid higher, short-term capital gains taxes;

- selling shares with a higher cost basis first;

- investing overnight cash balances in tax-free investment vehicles; and

- selling securities that have declined in value to offset past or future gains realized on the sale of other securities.

The Manager's ability to implement these or other tax management strategies is subject to decisions made with respect to tax selection under the investment process. The Manager may sell investments at times it considers to be appropriate even if such sales result in short-term gains (or long term capital gains) and corresponding taxable distribution to shareholders.

For liquidity purposes or pending the purchase of additional portfolio securities, the Fund may also invest up to 5% of its assets in STANDARD & POOR'S DEPOSITARY RECEIPTS ("SPDRS"). In times of unusual or adverse conditions, for temporary defensive purposes, the Fund may invest outside the scope of its principal investment focus.

PRINCIPAL RISKS

The value of Fund shares, also known as net asset value ("NAV"), will fluctuate based on the value of the Fund's holdings.

Investment in common stocks is particularly subject to the risk of changing economic, stock market, industry, and company conditions and the risks inherent in management's ability to anticipate such changes that can adversely affect the value of the Fund's holdings.

Efforts to minimize the realization of capital gains of the Fund are not entirely within the Fund's control and will be affected by shareholder purchase and redemption activity. In addition, efforts to minimize after-tax total returns may require trade-offs that reduce pre-tax returns.

Because the value of the Fund's investments will fluctuate with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund or the Fund could underperform other investments.

There is no assurance that the Fund's investment performance will equal or exceed that of the S&P 500(R) Index.

PAST PERFORMANCE

Because the Fund commenced investment operations on April 19, 2002, no performance figures reflecting the Fund's performance over a full calendar year were available as of the date of this Prospectus.

TAX-MANAGED EQUITY FUND

FEES AND EXPENSES OF THE FUND(+)

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

  SHAREHOLDER FEES
  (fees paid directly from your investment)
  Maximum Sales Charge (Load)                                           2.00%

  Maximum Sales Charge (Load) Imposed on Purchases of Shares
  (as a percentage of offering price)                                   1.00%

  Maximum Deferred Sales Charge (Load)(1)
  (as a percentage of redemption proceeds)                              1.00%

  Exchange Fee(2)                                                        None

  Maximum Account Fee                                                    *

  ANNUAL FUND OPERATING EXPENSES
  (expenses that are deducted from Fund assets)

  Management Fee                                                        0.70%

  Distribution and/or Service (12b-1) Fees(3)                           1.00%

  Other Expenses                                                        0.69%

  Total Annual Fund Operating Expenses(4)                               2.39%




+
L Class shares were first offered by the Fund on December 30, 2002. Annual fund operating expenses are based on estimated expenses of classes of shares of the Fund that are not offered in this Prospectus for the fiscal year ended October 31, 2002. The distribution and service (12b-1) fees are based on the maximum fees allowed under the L Class Rule 12b-1 Plan.

(*) An annual account fee of $12 (subject to a maximum of $36 per Social Security/tax I.D. number) may be charged on accounts with balances below $1,000. This fee will not be charged on accounts with balances that fall below $1,000 due to adverse market conditions. There are exceptions. See the Shareholder Guide.

(1)
A contingent deferred sales charge of 1.00% may be imposed on certain redemptions effected within one year of the date of purchase.

(2)
Except for systematic exchanges processed via the Fund's transfer agent's automated system, and as to certain accounts for which tracking data is not available, after five exchanges per calendar year, a $10 Exchange Fee may be imposed per exchange.

(3)
Because the 12b-1 fee is an ongoing fee charged against the assets of the Fund, long-term shareholders may indirectly pay an amount that is more than the equivalent of paying other types of sales charges.

(4)
The Manager has voluntarily agreed to limit the Fund's total annual fund operating expenses for the L Class shares to 1.95%. With this reduction, for the current fiscal year, it is estimated that the management fee paid by the L Class shares will be 0.26% and that the total annual fund operating expense will be 1.95%. This waiver may be discontinued at any time without notice.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reflects what you would pay if you close your account at the end of each of the time periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund operating expenses remain the same. Your actual costs may be higher or lower than those shown.

                                                                       ASSUMING               ASSUMING REDEMPTION
                                                                          NO                   AT THE END OF EACH
  EXPENSES AFTER                                                    REDEMPTION(1)                  PERIOD(1)
   1 year                                                                $340                         $439

   3 years                                                               $838                         $838




(1) Does not reflect fee waiver.

                      [This page intentionally left blank]

---------------------------

TOTAL RETURN is a combination of income and realized and unrealized capital gains.

---------------------------

ZERO COUPON BONDS are debt obligations issued without any requirement for the periodic payment of interest. They are issued at a significant discount to their face value and tend to be more volatile than conventional debt securities.

---------------------------

MORTGAGE-RELATED (including mortgage-backed) SECURITIES are debt securities whose values are based on underlying pools of mortgages. These securities may be issued by U.S. governmental entities or private issuers.

---------------------------

ASSET-BACKED SECURITIES are debt securities whose values are based on underlying pools of receivables.

CORE BOND PLUS FUND

The Core Bond Plus Fund's investment objective is to seek to maximize TOTAL RETURN consistent with the preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES

The Fund normally invests at least 80% of its assets in a diversified portfolio of bonds, which includes all types of debt obligations such as:

- debt or debt related securities issued or guaranteed by the U.S. or foreign governments, their agencies or instrumentalities;

- obligations of international or supranational entities;

- debt securities issued by U.S. or foreign corporate entities;

- ZERO COUPON BONDS;

- MORTGAGE-RELATED and other ASSET-BACKED SECURITIES; and

- LOAN PARTICIPATION INTERESTS.

The Fund may also invest up to 20% of its total assets in debt securities rated below investment grade, which is BBB by S&P or Baa by Moody's, or if unrated, determined by the Subadvisor, MacKay Shields, to be of comparable quality. The Fund may also invest up to 10% of its total assets in foreign securities. The Fund may purchase high-yield bonds and other debt securities that the Fund's Subadvisor believes may provide capital appreciation in addition to income. As part of the principal investment strategy, the Fund's Subadvisor may use MORTGAGE DOLLAR ROLLS and portfolio SECURITIES LENDING techniques.

The effective maturity of the Fund's portfolio will usually be in the intermediate range (three to ten years), although it may vary depending on market conditions as determined by the Subadvisor.

INVESTMENT PROCESS

The Fund seeks to identify investment opportunities based, in part, on the financial condition and competitiveness of bond issuers. In addition, among the principal factors considered in determining whether to increase or decrease the investment emphasis placed upon a particular type of security or bond market sector are: fundamental economic cycle analysis, credit quality, and interest rate trends.

The Fund also invests in a variety of countries, which may include countries with established economies as well as emerging market countries that the Subadvisor believes present favorable opportunities. Securities of issuers in one country may be denominated in the currency of another country. The Fund's principal investments also may include high-yield debt securities rated below BBB by S&P or Baa by Moody's or, if unrated, determined by the Subadvisor to be of comparable quality. The Fund's principal investments also include mortgage-related and asset-backed securities, and when-issued securities and forward commitments.

The Fund may enter into mortgage dollar roll transactions, buy and sell currency on a spot basis and may enter into foreign currency forward contracts for hedging purposes. The Fund may also buy foreign currency options and may use securities lending as a principal investment strategy.

                                                             CORE BOND PLUS FUND

---------------------------

LOAN PARTICIPATION INTERESTS are debt securities that represent fractional interests in a larger loan.

---------------------------

In a MORTGAGE DOLLAR ROLL, a fund sells a mortgage-backed security from its portfolio to another party and agrees to buy a similar security from the same party at a lower price at a later date.
---------------------------
In a SECURITIES LENDING transaction, a fund lends securities from its portfolio to a broker-dealer (or other financial institution) for a period of time. The Fund receives interest and/or a fee and a promise that the securities will be returned on a fixed date.

The Subadvisor may sell a security if it no longer believes that the security will contribute to meeting the investment objective of the Fund. In considering whether to sell a security, the Subadvisor may evaluate, among other things, the condition of the economy, meaningful changes in the issuer's financial condition, and changes in the condition and outlook in the issuer's industry.

PRINCIPAL RISKS

The values of debt securities fluctuate depending upon various factors, including:

- interest rates;

- issuer creditworthiness;

- market conditions; and

- maturities.

The Fund's principal investments can include high-yield debt securities (sometimes called "junk bonds"), which are generally considered speculative because they present a greater risk of loss, including default, than higher-quality debt securities. These securities pay a premium--a higher interest rate or yield--because of this increased risk of loss. These securities can be also subject to greater price volatility.

Due to its trading strategies, the Fund may experience a portfolio turnover rate of over 100%. Portfolio turnover measures the amount of trading a Fund does during the year. Funds with high turnover rates (at or over 100%) often have higher transaction costs (which are paid by the Fund) and may generate short-term capital gains (on which you will pay taxes, even if you don't sell any shares by year-end).

Since the Fund can invest in foreign securities, it can be subject to various risks of loss that are different from risks of investing in securities of U.S.-based issuers. These include losses due to:

- fluctuating currency values;

- less liquid trading markets;

- greater price volatility;

- political and economic instability;

- less publicly available information about issuers;

- changes in U.S. or foreign tax or currency laws; and

- changes in monetary policy.

The risks of investing in foreign securities are likely to be greater for investments in emerging market countries than in developed market countries.

The Fund's principal investments include derivatives, such as floaters, including inverse floaters, foreign currency options, foreign currency forward contracts, securities and securities index options, swaps, futures contracts and related options, and mortgage-related and asset-backed securities. The Fund may use derivatives to try to enhance returns or reduce the risk of loss (hedge) of certain of its holdings. Regardless of the purpose, the Fund may lose money using derivatives. The use of derivatives (except for mortgage-related and asset-backed securities) may increase the volatility of the Fund's NAV and may involve a small investment of cash relative to the magnitude of risk assumed.

CORE BOND PLUS FUND

The Fund's use of MORTGAGE DOLLAR ROLLS and SECURITIES LENDING also presents certain risks. The principal risk of mortgage dollar rolls is that the security the Fund receives at the end of the transaction is worth less than the security the Fund sold to the same counterparty at the beginning of the transaction. The principal risk of securities lending is that the financial institution that borrows securities from the Fund could go bankrupt and the Fund might not be able to recover the securities or their value.

Investments in LOAN PARTICIPATION INTERESTS are subject to the risk that there may not be readily available market, which in some cases could result in the Fund disposing of such security at a substantial discount from face value or holding such security until maturity. In addition, the credit risk associated with investments in loan participation interests may include the credit risk of the underlying corporate borrower as well as the lending institution or other participant from whom the Fund purchased such loan participation interests.

                                                             CORE BOND PLUS FUND

[CORE BOND PLUS FUND BAR CHART]

01                                                                               6.92

ANNUAL RETURN, NO-LOAD CLASS SHARES
(calendar year 2001)


As of September 30, 2002, the No-Load Class Shares of the Fund had a year-to-date return of 2.72%.

PAST PERFORMANCE

The bar chart and table indicate some of the risks of investing in the Fund. The bar chart shows you the Fund's annual return for calendar year 2001. The table below shows how the Fund's average annual total returns (before and after taxes) for one year compare to those of a broad-based securities market index. The returns shown are for a class of shares of the Fund not offered in this Prospectus (the "No-Load Class shares"). Net of the sales charges and 12b-1 fees applicable to L Class shares, the No-Load Class shares and the L Class shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. Annual returns of the L Class shares would be lower because of these sales charges and fees. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

BEST AND WORST QUARTERLY RETURNS, NO-LOAD CLASS SHARES
(2001)

                                                                    RETURN         QUARTER/YEAR
  Highest return/best quarter                                       3.17%             3Q/01
  Lowest return/worst quarter                                       0.20%             2Q/01




AVERAGE ANNUAL TOTAL RETURNS
(for the period ending December 31, 2001)

                                                                       SINCE
                                                                    INCEPTION(1)
  Core Bond Plus Fund(2)
  Return Before Taxes
    No-Load Class                                                      6.92%

  Return After Taxes on Distributions(3)
    No-Load Class                                                      4.22%



  Return After Taxes on Distributions and Sale of Fund
  Shares(3)
    No-Load Class                                                      4.20%

  Lehman Brothers(R) Aggregate Bond Index(4)
  (reflects no deduction for fees, expenses, or taxes)                 8.44%




(1) The Fund's inception date was January 2, 2001.

(2) L Class shares are not currently being offered. Therefore, total return information for the L Class shares is not available.

(3) After-tax returns are calculated using the historical highest individual federal marginal tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their fund shares through deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns shown are for the No-Load Class shares. After-tax returns for the L Class shares will vary.

(4) The Lehman Brothers(R) Aggregate Bond Index (the "Aggregate Index") includes the following of the Lehman Brothers(R) indices: the Government Index, the Corporate Index, the Mortgage-Backed Securities Index and the Asset-Backed Securities Index. To qualify for inclusion in the Aggregate Index, securities must be U.S. dollar-denominated and investment grade, and have a fixed-rate coupon, a remaining maturity or average life of at least one year, and a par amount outstanding of at least $150 million. You cannot invest directly in an index.

CORE BOND PLUS FUND

FEES AND EXPENSES OF THE FUND(+)

The table below describes the estimated fees and expenses that you may pay if you buy and hold shares of the Fund.

  SHAREHOLDER FEES
  (fees paid directly from your investment)
  Maximum Sales Charge (Load)                                           2.00%

  Maximum Sales Charge (Load) Imposed on Purchases of Shares
  (as a percentage of offering price)                                   1.00%

  Maximum Deferred Sales Charge (Load)(1)
  (as a percentage of redemption proceeds)                              1.00%

  Exchange Fee(2)                                                        None

  Maximum Account Fee                                                    *

  ANNUAL FUND OPERATING EXPENSES
  (expenses that are deducted from Fund assets)

  Management Fee                                                        0.60%

  Distribution and/or Service (12b-1) Fees(3)                           1.00%

  Other Expenses                                                        0.36%

  Total Annual Fund Operating Expenses(4)                               1.96%




(+)
L Class shares are not currently being offered by the Fund. Annual fund operating expenses are based on the expenses for the fiscal year ended October 31, 2002 of classes of shares of the Fund that are not offered in this Prospectus. The distribution and service (12b-1) fees are based on the maximum fees allowed under the L Class Rule 12b-1 Plan.

* An annual account fee of $12 (subject to a maximum of $36 per Social Security/tax i.d. number) may be charged on accounts with balances below $1,000. This fee will not be charged on accounts with balances that fall below $1,000 due to adverse market conditions. There are exceptions. See the Shareholder Guide.

(1)
A contingent deferred sales charge of 1.00% may be imposed on certain redemptions effected within one year of the date of purchase.

(2)
Except for systematic exchanges processed via the Fund's transfer agent's automated system, and as to certain accounts for which tracking data is not available, after five exchanges per calendar year, a $10 Exchange Fee may be imposed per exchange.

(3)
Because the 12b-1 fee is an ongoing fee charged against the assets of the Fund, long-term shareholders may indirectly pay an amount that is more than the equivalent of paying other types of sales charges.

(4)
The Manager has voluntarily waived a portion of the fees otherwise payable to it to the extent that total annual fund operating expenses exceed 1.70% for the L Class shares. With this reduction, for the current fiscal year, it is estimated that the management fee paid by L Class shares would be 0.34% and that the total annual fund operating expenses of the L Class shares would be 1.70%. This waiver may be discontinued at any time without notice.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reflects what you would pay if you close your account at the end of each of the time periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund operating expenses remain the same. Your actual costs may be higher or lower than those shown.

                                                                       ASSUMING               ASSUMING REDEMPTION
                                                                          NO                   AT THE END OF EACH
  EXPENSES AFTER                                                    REDEMPTION(1)                  PERIOD(1)
   1 year                                                               $  297                       $  396

   3 years                                                              $  709                       $  709



   5 years                                                              $1,147                       $1,147

  10 years                                                              $2,362                       $2,362




(1) Does not reflect fee waiver.

                      [This page intentionally left blank]

---------------------------

TOTAL RETURN is a combination of income and realized and unrealized capital gains.

---------------------------

In a MORTGAGE DOLLAR ROLL, a fund sells a mortgage-backed security from its portfolio to another party and agrees to buy a similar security from the same party at a lower price at a later date.

---------------------------

In a SECURITIES LENDING transaction, a fund lends securities from its portfolio to a broker-dealer (or other financial institution) for a period of time. The fund receives interest and/or a fee and a promise that the securities will be returned on a fixed date.

---------------------------

MORTGAGE-RELATED (including mortgage-backed) SECURITIES are debt securities whose values are based on underlying pools of mortgages. These securities may be issued by U.S. governmental entities or private issuers.

SHORT TERM BOND FUND

The Short Term Bond Fund's investment objective is to seek to maximize TOTAL RETURN, consistent with liquidity, preservation of capital and investment in short-term debt securities.

PRINCIPAL INVESTMENT STRATEGIES

The Fund normally invests at least 80% of its assets in an actively managed, diversified portfolio of debt securities, including securities with special features (e.g. puts and variable or floating rates) which have price characteristics similar to debt securities. Normally, the Fund will have a dollar-weighted average maturity of three years or less.

As part of the Fund's principal strategies, MacKay Shields, the Fund's Subadvisor, may use investment practices such as MORTGAGE DOLLAR ROLLS and portfolio SECURITIES LENDING.

INVESTMENT PROCESS

In pursuing the Fund's investment strategy, the Subadvisor conducts a continuing review of yields and other information derived from databases which it maintains in managing fixed-income portfolios. Fundamental economic cycle analysis, credit quality and interest rate trends are the principal factors considered by the Subadvisor in determining whether to increase or decrease the investment emphasis placed on a particular type of security or industry sector within the Fund's investment portfolio.

The Fund's principal investments include:

- obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities;

- MORTGAGE-RELATED and ASSET-BACKED SECURITIES;

- CDs, time deposits and bankers' acceptances issued by U.S. banks or savings and loan associations; and

- debt securities issued by U.S. corporate entities.

The Fund invests in securities rated Baa or better by Moody's or rated BBB or better by S&P, or if unrated, determined by the Subadvisor to be of comparable quality; and invests in corporate commercial paper only if rated, when purchased, Prime-1 by Moody's or A-1 by S&P, or if unrated, determined by the Subadvisor to be of comparable quality. The Fund's principal investments may have fixed, variable or floating rates of interest.

The Subadvisor may sell a security if it no longer believes that the security will contribute to meeting the investment objective of the Fund. In considering whether to sell a security, the Subadvisor may evaluate, among other things, the condition of the economy, meaningful changes in the issuer's financial condition, and changes in the condition and outlook in the issuer's industry.

                                                            SHORT TERM BOND FUND

---------------------------

ASSET-BACKED SECURITIES are debt securities whose values are based on underlying pools of receivables.

---------------------------

FLOATERS (or securities with a floating rate of interest) are debt securities with a variable interest rate that is tied to another interest rate, such as a money-market index or Treasury bill rate.

PRINCIPAL RISKS
The values of debt securities fluctuate depending upon various factors, including:

- interest rates;

- issuer creditworthiness;

- market conditions; and

- maturities.

The Fund's investments include derivatives such as mortgage-related and asset-backed securities and FLOATERS. The Fund may use derivatives to try to enhance returns or reduce the risk of loss (hedge) of certain of its holdings. Regardless of the purpose, the Fund may lose money using derivatives. The use of derivatives such as floaters may increase the volatility of the Fund's NAV and may involve a small investment of cash relative to the magnitude of risk assumed.

Due to its trading strategies, the Fund may experience a portfolio turnover rate of over 100%. Portfolio turnover measures the amount of trading the Fund does during the year. Funds with high portfolio turnover rates (at or over 100%) often have higher transaction costs (which are paid by the Fund) and may generate short-term capital gains (on which you will pay taxes, even if you don't sell any shares by year-end).

The Fund's use of mortgage dollar rolls and securities lending also presents certain risks. The principal risk of mortgage dollar rolls is that the security the Fund receives at the end of the transaction may be worth less than the security the Fund sold to the same counterparty at the beginning of the transaction. The principal risk of securities lending is that the financial institution that borrows securities from the Fund could go bankrupt and the Fund might not be able to recover the securities or their value.

SHORT TERM BOND FUND

[SHORT TERM BOND FUND BAR CHART]

92                                                                                5.94
93                                                                                5.67
94                                                                                0.11
95                                                                               10.27
96                                                                                4.81
97                                                                                6.13
98                                                                                6.37
99                                                                                2.40
00                                                                                8.11
01                                                                                7.92

ANNUAL RETURNS, NO-LOAD CLASS SHARES
(by calendar year 1992-2001)


As of September 30, 2002, the No-Load Class Shares of the Fund had a year-to-date return of 3.40%.

PAST PERFORMANCE

The bar chart and table indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's performance has varied over the last ten years. The table below shows how the Fund's average annual total returns (before and after taxes) for one year, five year and ten year periods compare to those of a broad-based securities market index. The returns shown are for a class of shares of the Fund not offered in this Prospectus (the "No-Load Class shares"). Net of the sales charges and 12b-1 fees applicable to L Class shares, the No-Load Class shares and the L Class shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. Annual returns of the L Class shares would be lower because of these sales charges and fees. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

BEST AND WORST QUARTERLY RETURNS, NO-LOAD CLASS SHARES
(1992-2001)

                                                                                       RETURN          QUARTER/YEAR
  Highest return/best quarter                                                           3.31%             1Q/95
  Lowest return/worst quarter                                                          -0.68%             1Q/94




AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2001)

                                                                    1 YEAR         5 YEARS         10 YEARS
  Short Term Bond Fund(1)
  Return Before Taxes
    No-Load Class                                                   7.92%           6.17%           5.74%

  Return After Taxes on Distributions(2)
    No-Load Class                                                   6.11%           3.55%           2.79%



  Return After Taxes on Distributions and Sale of Fund
    Shares(2)
    No-Load Class                                                   4.81%           3.62%           3.07%

  Salomon Smith Barney 1-3 Year Treasury Index(3)
    (reflects no deduction for fees, expenses, or taxes)            8.31%           6.57%           6.00%




(1) L Class shares are not currently being offered. Therefore, total return information for the L Class shares is not available.

(2) After-tax returns are calculated using the historical highest individual federal marginal tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their fund shares through deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns shown are for the No-Load Class shares of the Fund. After-tax returns for the L Class shares will vary.

(3) The Salomon Smith Barney 1-3 Year Treasury Index is an index comprised of U.S. Treasury Notes and Bonds with maturities of one year or greater, but less than three years (minimum amount outstanding is $1 billion per issue). You cannot invest directly in an index.

                                                            SHORT TERM BOND FUND

FEES AND EXPENSES OF THE FUND(+)

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

  SHAREHOLDER FEES
  (fees paid directly from your investment)
  Maximum Sales Charge (Load)                                        2.00%

  Maximum Sales Charge (Load) Imposed on Purchases of Shares
  (as a percentage of offering price)                                1.00%

  Maximum Deferred Sales Charge (Load)(1) (as a percentage of
  redemption proceeds)                                               1.00%

  Exchange Fee(2)                                                     None

  Maximum Account Fee                                                    *

  ANNUAL FUND OPERATING EXPENSES
  (expenses that are deducted from Fund assets)

  Management Fee                                                      .60%

  Distribution and/or Service (12b-1) Fees(3)                        1.00%

  Other Expenses                                                      .36%

  Total Annual Fund Operating Expenses(4)                            1.96%




(+) L Class shares are not currently being offered by the Fund. Annual fund operating expenses are based on the expenses for the fiscal year ended October 31, 2002 of classes of shares of the Fund that are not offered in this Prospectus. The distribution and service (12b-1) fees are based on the maximum fees allowed under the L Class Rule 12b-1 Plan.

(*) An annual account fee of $12 (subject to a maximum of $36 per Social Security/tax i.d. number) may be charged on accounts with balances below $1,000. This fee will not be charged on accounts with balances that fall below $1,000 due to adverse market conditions. There are exceptions. See the Shareholder Guide.

(1) A contingent deferred sales charge of 1.00% may be imposed on certain redemptions effected within one year of the date of purchase.

(2) Except for systematic exchanges processed via the Fund's transfer agent's automated system, and as to certain accounts for which tracking data is not available, after five exchanges per calendar year, a $10 Exchange Fee may be imposed per exchange.

(3) Because the 12b-1 fee is an ongoing fee charged against the assets of the Fund, long-term shareholders may indirectly pay an amount that is more than the equivalent of paying other types of sales charges.

(4) The Manager has voluntarily waived a portion of the fees otherwise payable to it. Management has further voluntarily agreed to limit the total annual fund operating expenses of the L Class shares to 1.60%. With this reduction, for the current fiscal period, it is estimated that the management fee paid by the L Class shares would be .24% total annual fund operating expenses of the L Class shares would be 1.60%. These waivers may be discontinued at any time without notice.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reflects what you would pay if you close your account at the end of each of the time periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund operating expenses remain the same. Your actual costs may be higher or lower than those shown.

                                                                       ASSUMING               ASSUMING REDEMPTION
                                                                          NO                  AT THE END OF EACH
                         EXPENSES AFTER                             REDEMPTION(1)                  PERIOD(1)
   1 year                                                               $  297                      $  396

   3 years                                                              $  709                      $  709



   5 years                                                              $1,147                      $1,147

  10 years                                                              $2,362                      $2,362




(1) Does not reflect fee waiver.

---------------------------

INVESTMENT GRADE SECURITIES are either rated Baa or better by Moody's or rated BBB or better by S&P, or are unrated but of comparable quality in the view of the Fund's Manager.

---------------------------

With respect to a particular bond or other fixed-income security, DURATION is the length of time required to receive the present value of all future interest and principal payments. With respect to the Fund's portfolio, duration means the average duration for all of the bonds and fixed-income securities, weighted by their amounts. Duration provides a measure of the portfolio's sensitivity to interest rate changes. For example, for every 1% rise in interest rates, the price of a bond with a duration of 3 years would decline 3%. Generally, a shorter duration indicates less sensitivity than a longer duration.
---------------------------

A WARRANT is a security that entitles the holder to purchase certain amounts of common stock at a specified price for a defined period.

ULTRA SHORT DURATION FUND*

The Ultra Short Duration Fund's investment objective is to seek a high level of current income, capital preservation, and a relatively stable net asset value.

PRINCIPAL INVESTMENT STRATEGIES

The Fund normally invests at least 80% of its assets in INVESTMENT GRADE, fixed-income securities (such as bonds) issued by U.S. corporations or issued and guaranteed by the U.S. Government, its agencies or instrumentalities. Under normal market conditions, the Fund seeks to maintain its maximum duration at no more than 13 months.

INVESTMENT PROCESS

NYLIM, the Fund's Manager, selects bonds based primarily on their credit quality and DURATION. In addition, the Fund:

- Invests in investment grade bonds;

- Invests a maximum of 25% of its assets in any one industry; and

- Will hold a bond to maturity or call date, if applicable.

The Fund may sell the bond sooner if it falls below investment grade, or if the Fund receives other adverse information about an issuer.

The Fund may lend its portfolio securities with a value of up to 20% of its total assets and may invest:

- up to 5% of its assets in WARRANTS;

- up to 10% of its assets in securities of foreign issuers, but only in countries the Manager considers stable and only in securities the Manager considers to be of high quality;

- up to 10% of its assets in RESTRICTED SECURITIES; and

- in MORTGAGE-BACKED and ASSET-BACKED SECURITIES.

PRINCIPAL RISKS

The main risks associated with investing in the Fund include:

- market risk;

- interest rate risk; and

- credit risk.

---------------
* (The Fund changed its name from the "Ultra Short Term Income Fund" to the "Ultra Short Duration Fund," effective December 16, 2002.)
 32

                                                       ULTRA SHORT DURATION FUND

---------------------------

RESTRICTED SECURITIES are securities that are sold only through negotiated private transactions and not to the general public, due to certain restrictions imposed by federal securities laws.

---------------------------

ASSET-BACKED SECURITIES are debt securities whose values are based on underlying pools of receivables.
---------------------------
MORTGAGE-RELATED (including mortgage-backed) SECURITIES are debt securities whose values are based on underlying pools of mortgages. These securities may be issued by U.S. governmental entities or private issuers.

---------------------------

In a SECURITIES LENDING transaction, a fund lends securities from its portfolio to a broker-dealer (or other financial institution) for a period of time. The fund receives interest and/or a fee and a promise that the securities will be returned on a fixed date.


Since the Fund can invest in foreign securities, it can be subject to various risks of loss that are different from risks of investing in securities of U.S.-based issuers. These include losses due to:


- fluctuating currency values;

- less liquid markets;

- greater price volatility;

- political and economic instability;

- less publicly available information about issuers;

- changes in U.S. or foreign tax or currency laws; and

- changes in monetary policy.

The risks of investing in foreign securities are likely to be greater for investments in countries with emerging markets than in countries with developed markets.

The Fund's investments may include derivatives such as mortgage-related and asset-backed securities. The Fund may use derivatives to try to enhance returns or reduce the risk of loss (hedge) of certain of its holdings. Regardless of the purpose, the Fund may lose money using derivatives.

Prepayment risk is a risk associated with mortgage-backed and asset-backed securities. If interest rates fall, the underlying debt may be repaid ahead of schedule, thereby reducing the value of the Fund's investments.

The Fund's use of SECURITIES LENDING also presents certain risks. The principal risk of securities lending is that the financial institution that borrows securities from the Fund could go bankrupt and the Fund might not be able to recover either the securities or their value.

The Fund's investments may include restricted securities or illiquid securities. The principal risk of investing in restricted securities and illiquid securities is that they may be difficult to sell.

The Fund's investments may include warrants. The principal risk of investing in warrants is that the price of the underlying common stock may decline below the exercise price of the warrant.

ULTRA SHORT DURATION FUND

[ULTRA SHORT DURATION FUND BAR CHART]

95                                                                               7.83
96                                                                               5.48
97                                                                               6.21
98                                                                               6.27
99                                                                               4.12
00                                                                               6.59
01                                                                               6.33

ANNUAL RETURNS, NO-LOAD CLASS SHARES
(by calendar year 1995-2001)


As of September 30, 2002, the No-Load Class Shares of the Fund had a year-to-date return of 2.82%.

PAST PERFORMANCE

The bar chart and table indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's performance has varied over the life of the Fund. The table below shows how the Fund's average annual total returns (before and after taxes) for one year, five year and life of the Fund periods compare to those of broad-based securities market indices. The returns shown are for a class of shares of the Fund not offered in this Prospectus (the "No-Load Class shares"). Net of the sales charges and 12b-1 fees applicable to L Class shares, the No-Load Class shares and the L Class shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. Annual returns of the L Class shares would be lower because of these sales charges and fees. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

BEST AND WORST QUARTERLY RETURNS, NO-LOAD CLASS SHARES
(1995-2001)

                                                                    RETURN         QUARTER/YEAR
  Highest return/best quarter                                       2.48%             2Q/95

  Lowest return/worst quarter                                       0.42%             4Q/01




AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2001)

                                                                      1               5               SINCE
                                                                     YEAR           YEARS          INCEPTION(1)
  Ultra Short Term Income Fund(2)
  Return Before Taxes
    No-Load Class                                                   6.33%           5.90%              6.10%




  Return After Taxes on Distributions(3)
    No-Load Class                                                   4.52%           3.50%              3.64%




  Return After Taxes on Distributions and
    Sale of Fund Shares(3)
    No-Load Class                                                   3.83%           3.51%              3.65%

  Salomon Brothers Treasury Benchmark Index(4)
    (reflects no deduction for fees, expenses, or taxes)            7.07%           6.08%              6.30%




(1) The Fund's inception date was December 27, 1994.
(2) L Class shares are not currently being offered. Therefore, total return information for the L Class shares is not available.
(3) After-tax returns are calculated using the historical highest individual federal marginal tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their fund shares through deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns shown are for the No-Load Class shares. After-tax returns for L Class shares will vary.
(4) The Salomon Brothers Treasury Benchmark Index replaces the Salomon Brothers Treasury Bill Index 1-Year which was discontinued in August, 2001. The Salomon Brothers Treasury Benchmark Index is a comparable index and is representative of the performance of the 1-Year U.S. Treasury Note.
 34

                                                       ULTRA SHORT DURATION FUND

FEES AND EXPENSES OF THE FUND(+)

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

  SHAREHOLDER FEES
  (fees paid directly from your investment)
  Maximum Sales Charge (Load)                                  2.00%

  Maximum Sales Charge (Load) Imposed on Purchases of
  Shares
  (as a percentage of offering price)                          1.00%

  Maximum Deferred Sales Charge (Load)(1)
  (as a percentage of redemption proceeds)                     1.00%

  Exchange Fee(2)                                               None

  Maximum Account Fee                                              *

  ANNUAL FUND OPERATING EXPENSES
  (expenses that are deducted from Fund assets)

  Management Fee(4)                                             .40%

  Distribution and/or Service (12b-1) Fees(3)                  1.00%

  Other Expenses                                                .29%

  Total Annual Fund Operating Expenses(4)                      1.69%

  Fee Waiver                                                    .20%

  Net Annual Fund Operating Expenses(4)                        1.49%




(+) L Class shares are not currently being offered by the Fund. Annual fund operating expenses are based on the expenses for the fiscal year ended October 31, 2002 of classes of shares of the Fund that are not offered in this Prospectus. The distribution and service (12b-1) fees are based on the maximum fees allowed under the L Class Rule 12b-1 Plan.

* An annual account fee of $12 (subject to a maximum of $36 per Social Security/tax i.d. number) may be charged on accounts with balances below $1,000. This fee will not be charged on accounts with balances that fall below $1,000 due to adverse market conditions. There are exceptions. See the Shareholder Guide.

(1) A contingent deferred sales charge of 1.00% may be imposed on certain redemptions effected within one year of the date of purchase.

(2) Except for systematic exchanges processed via the Fund's transfer agent's automated system, and as to certain accounts for which tracking data is not available, after five exchanges per calendar year, a $10 Exchange Fee may be imposed per exchange.

(3)
Because the 12b-1 fee is an ongoing fee charged against the assets of the Fund, long-term shareholders may indirectly pay an amount that is more than the equivalent of paying other types of sales charges.

(4) The Manager has contractually waived .20% of its management fee. In addition, the Manager has voluntarily waived the remainder of its management fee and will partially reimburse the Fund for its other expenses. With these reductions, for the current fiscal year, it is estimated that the net annual fund operating expenses of the L Class shares would be 1.20%. In addition, the Manager undertook to limit the total annual fund operating expenses of the L Class shares net of the 12b-1 fees through December 31, 2002 to that of the Fund's total annual fund operating expenses for the twelve months ended December 31, 2000 (.20%). However, this limitation did not limit increases in transfer agency expenses incurred by the Fund in accordance with the transfer agency expense arrangements in effect prior to December 12, 2000. After December 31, 2002, the Manager will limit expenses in the same manner on a voluntary basis. This limitation may be discontinued at any time without notice.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reflects what you would pay if you close your account at the end of each of the time periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown.

                                                                       ASSUMING               ASSUMING REDEMPTION
                                                                          NO                   AT THE END OF EACH
  EXPENSES AFTER                                                    REDEMPTION(1)                  PERIOD(1)
   1 year                                                               $  270                       $  369

   3 years                                                              $  627                       $  627



   5 years                                                              $1,009                       $1,009

  10 years                                                              $2,078                       $2,078




(1) Does not reflect fee waiver.

---------------------------

TOTAL RETURN is a combination of income and realized and unrealized capital gains.

---------------------------

"S&P 500(R)," "S&P MIDCAP 400(R) INDEX," "S&P SMALLCAP 600(R) INDEX" and "S&P(R)" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Fund. Each S&P Index is an unmanaged index and is considered generally representative of a different capitalization segment of the U.S. stock market.

---------------------------

The REIT INDEX is a measure of real estate equity performance. A REIT is a company that manages a portfolio of real estate investments.

                               ASSET MANAGER FUND

The Asset Manager Fund's investment objective is to seek to maximize TOTAL RETURN, consistent with certain percentage constraints on amounts allocated to each asset class, from a combination of common stocks, fixed income securities, and money market investments.

PRINCIPAL INVESTMENT STRATEGIES

The Fund normally invests in three asset classes subject to the following constraints:

- 30% to 80% of net assets in common stocks as follows:

  i. 15% to 80% of its net assets in common stocks and related derivatives selected to parallel the S&P 500(R) INDEX;

   ii. 0% to 10% of its net assets in common stocks selected to parallel the S&P MIDCAP 400(R) INDEX;

  iii. 0% to 5% of its net assets in common stocks selected to parallel the performance of the S&P SMALLCAP 600(R) INDEX;

  iv. 0% to 5% of its net assets in equity securities selected to parallel the performance of the Morgan Stanley REIT INDEX;

  v. up to 5% of its net assets in common stocks selected to parallel the performance of the MIB30 INDEX and

  vi. 0% to 5% of its assets in common stocks selected to parallel the performance of the IBEX35 INDEX

- 10% to 60% of its net assets in fixed income securities and related derivatives selected to parallel the performance of the BIG INDEX (although the securities do not have to be in the BIG Index); and

- 10% to 60% of its net assets in selected money market instruments.

The Fund invests in securities comprising the respective indices in approximately the same weightings used by such indices, and where appropriate in related derivatives. In selecting securities to parallel the BIG Index, the Fund invests in fixed income securities and related derivatives that, in the aggregate, approximate the important characteristics (duration, credit quality, maturity, and yield) of the BIG Index.

In pursuing the Fund's investment objective, the Fund may also invest up to 20% of total assets in foreign securities of developed or emerging markets. At least 30% of the Fund's net assets will be invested in U.S. equity securities, including investments in REITs.

INVESTMENT PROCESS

The Fund attempts to achieve its objective through active management and allocation of investments among the three asset classes by NYLIM, the Fund's Manager. The presence of the constraints, however, may restrict the Manager's ability to fully maximize total return. To determine the best investment allocation, the Manager estimates risk, return and correlation for the three asset groups based on a disciplined methodology. Even if this method occasionally indicates that the Fund should be fully invested in only one asset group, the

                                                              ASSET MANAGER FUND

---------------------------

THE MIB30 INDEX is a capitalization-weighted Index comprised of the top 30 companies traced on the Milan Stock Exchange (Italy).

---------------------------

THE IBEX35 INDEX is a capitalization-weighted Index comprised of the 35 most liquid common stocks traded on the Continuous Markets (Spain).

---------------------------

The Salomon Smith Barney Investment Grade Bond Index (the "BIG INDEX") is a capitalization-weighted index that contains about 5,500 individually priced fixed income securities. The BIG Index is an unmanaged index generally considered representative of the U.S. bond market.

---------------------------

In a FORWARD CONTRACT, a fund agrees to buy an issued security at a future date at a price determined at the time of the commitment.

Manager will still follow the constraints on the percentage of assets which may be allocated to each of the three asset groups.
In managing the Fund, the Manager uses a proprietary model to estimate expected returns, volatilities, and correlations on domestic and foreign stock markets and on domestic fixed income securities. The Fund's allocations among the three asset groups (stocks, bonds, money market securities) is then structured to take advantage of perceived imbalances in relative pricing. The Manager believes that short-term imbalances occur periodically but tend to be corrected fairly quickly. Although these allocations maintain the balanced nature of the overall investments, they are not intended to act as a fully balanced investment program.

As part of its investment strategy, the Fund may invest in derivatives such as stock index futures to rebalance or alter its portfolio composition and risk profile and to diversify the Fund's holdings where futures transactions are more efficient than direct investment transactions. The Fund may also engage in foreign currency exchange transactions using currencies, options, futures or options on futures, or FORWARD CONTRACTS for any legally permissible purpose.

The average life of the securities in the fixed income sector of the Fund's portfolio will approximate that of the securities in the BIG Index, which will vary from time to time.

The Manager may sell a security if it no longer believes that the security will contribute to meeting the investment objective of the Fund. In considering whether to sell a security, the Manager may evaluate, among other things, the condition of the economy, meaningful changes in the issuer's financial condition, and changes in the condition and outlook in the issuer's industry.

PRINCIPAL RISKS

Investment in common stocks and other equity securities is particularly subject to the risk of changing economic, stock market, industry and company conditions which can adversely affect the value of the Fund's holdings. Historically, mid- and small-cap stocks, such as those in the S&P MidCap 400(R) Index and the S&P SmallCap 600(R) Index, have been more volatile than stocks in the S&P 500(R) Index.

The values of debt securities fluctuate depending upon various factors, including:

- interest rates;

- issuer creditworthiness;

- market conditions; and

- maturity.

Overall, the Fund's performance depends on the Manager's ability to consistently and correctly determine the relative attractiveness of the asset classes. However, prices change not only in response to economic factors but to psychological factors as well. These factors are difficult to interpret and quantify. It is therefore possible for the Fund to have a small investment in stocks during a period of rising stock prices, or a small investment in bonds during a period of rising bond prices.

ASSET MANAGER FUND

Since the Fund may invest in foreign securities, it can be subject to various risks of loss that are different from risks of investing in securities of U.S.-based issuers. These include losses due to:

- fluctuating currency values;

- less liquid trading markets;

- greater price volatility;

- political and economic instability;

- less publicly available information about issuers;

- changes in U.S. or foreign tax or currency laws; and

- changes in monetary policy.

The risks of investing in foreign securities are likely to be greater for investments in emerging market countries than in developed market countries.

The Fund's principal investments include derivatives such as options and stock index futures. The Fund may use derivatives to try to enhance returns or reduce the risk of loss (hedge) of certain of its holdings. Regardless of the purpose, the Fund may lose money using derivatives. The derivatives may increase the volatility of the Fund's NAV and may involve a small investment of cash relative to the magnitude of risk assumed.

                                                              ASSET MANAGER FUND

[ASSET MANAGER FUND BAR CHART]

92                                                                                7.09
93                                                                                8.79
94                                                                               -0.86
95                                                                               26.81
96                                                                               16.16
97                                                                               26.69
98                                                                               21.31
99                                                                               11.83
00                                                                                1.24
01                                                                               -5.19

ANNUAL RETURNS, NO-LOAD CLASS SHARES
(by calendar year 1992-2001)

As of September 30, 2002, the No-Load Class Shares of the Fund had a year-to-date return of -15.49%.

PAST PERFORMANCE

The bar chart and table indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's performance has varied over the last ten years. The table below shows how the Fund's average annual total returns (before and after taxes) for one year, five year and ten year periods compare to those of broad-based securities market indices. The returns shown are for a class of shares of the Fund not offered in this Prospectus (the "No-Load Class shares"). Net of the sales charges and 12b-1 fees applicable to L Class shares, the No-Load Class shares and the L Class shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. Annual returns of the L Class shares would be lower because of these sales charges and fees. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

BEST AND WORST QUARTERLY RETURNS, NO-LOAD CLASS SHARES
(1992-2001)

                                                                    RETURN         QUARTER/YEAR
  Highest return/best quarter                                       13.74%            2Q/97
  Lowest return/worst quarter                                       -8.21%            3Q/01




AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2001)

                                                                    1 YEAR          5 YEARS          10 YEARS
  Asset Manager Fund(1)
  Return Before Taxes
    No-Load Class                                                    -5.19%          10.53%           10.87%

  Return After Taxes on Distributions(2)
    No-Load Class                                                    -5.98%           7.14%            7.63%



  Return After Taxes on Distributions and Sale of Fund
  Shares(2)
    No-Load Class                                                    -3.16%           7.56%            7.68%




  Asset Manager Composite Index(3)                                   -4.13%           9.53%           10.60%



  S&P 500(R) Index(4)
    (reflects no deduction for fees, expenses, or taxes)            -11.87%          10.70%           12.94%

  BIG Index(5)
    (reflects no deduction for fees, expenses, or taxes)              8.51%           7.43%            7.27%



  Lipper Flexible Portfolio Funds Average(6)
    (reflects no deduction for fees, expenses, or taxes)             -6.41%           7.52%            9.57%

(1) L Class shares were first offered on December 30, 2002. Therefore total return information for the L Class shares is not available.
(2) After-tax returns are calculated using the historical highest individual federal marginal tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their fund shares through deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns shown are for the No-Load Class shares of the Fund. After-tax returns for the L Class shares will vary.
(3) The Asset Manager Composite Index is comprised of the S&P 500(R) Index, the Salomon Smith Barney Broad Investment Grade (BIG) Bond Index and 30-day Treasury Bills weighted 60% / 30% / 10%, respectively, using monthly returns provided by Ibbotson Associates. You cannot invest directly in an index.
(4) The S&P 500(R) Index is an unmanaged index widely regarded as the standard for measuring large-cap U.S. stock market performance. Total returns assume the reinvestment of all income and capital gain distributions. You cannot invest directly in an index.
(5) The Salomon Smith Barney Broad Investment Grade (BIG) Bond Index is an unmanaged, capitalization-weighted index that contains about 5,500 individually priced fixed income securities, and is generally considered representative of the U.S. bond market. You cannot invest directly in an index.
(6) The Lipper Flexible Portfolio Funds Average consists of funds which allocate their investments across various asset classes, including domestic common stocks, bonds and money market instruments, with a focus on total return. The one-year average currently contains 246 funds.

ASSET MANAGER FUND

FEES AND EXPENSES OF THE FUND(+)

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

  SHAREHOLDER FEES
  (fees paid directly from your investment)
  Maximum Sales Charge (Load)                                           2.00%

  Maximum Sales Charge (Load) Imposed on Purchases of Shares
  (as a percentage of offering price)                                   1.00%

  Maximum Deferred Sales Charge (Load)(1)
  (as a percentage of redemption proceeds)                              1.00%

  Exchange Fee(2)                                                        None

  Maximum Account Fee                                                       *

  ANNUAL FUND OPERATING EXPENSES
  (expenses that are deducted from Fund assets)

  Management Fee                                                         .65%

  Distribution and/or Service (12b-1) Fees(3)                           1.00%

  Other Expenses                                                         .29%

  Total Annual Fund Operating Expenses(4)                               1.94%




(+) L Class shares were first offered by the Fund on December 30, 2002. Annual fund operating expenses are based on the expenses for the fiscal year ended October 31, 2002 of classes of shares of the Fund that are not offered in this Prospectus. The distribution and service (12b-1) fees are based on the maximum fees allowed under the L Class Rule 12b-1 Plan.

(*) An annual account fee of $12 (subject to a maximum of $36 per Social Security/tax i.d. number) may be charged on accounts with balances below $1,000. This fee will not be charged on accounts with balances that fall below $1,000 due to adverse market conditions. There are exceptions. See the Shareholder Guide.

(1) A contingent deferred sales charge of 1.00% may be imposed on certain redemptions effected within one year of the date of purchase.

(2) Except for systematic exchanges processed via the Fund's transfer agent's automated system, and as to certain accounts for which tracking data is not available, after five exchanges per calendar year, a $10 Exchange Fee may be imposed per exchange.

(3) Because the 12b-1 fee is an ongoing fee charged against the assets of the Fund, long-term shareholders may indirectly pay an amount that is more than the equivalent of paying other types of sales charges.

(4) The Manager has voluntarily agreed to limit the Fund's total annual fund operating expenses for the L Class shares to 1.83%. With this reduction, for the current fiscal period, it is estimated that the management fee paid by the L Class shares will be 0.54% and that the total annual fund operating expenses will be 1.83%. This waiver may be discontinued at any time without notice.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reflects what you would pay if you close your account at the end of each of the time periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund operating expenses remain the same. Your actual costs may be higher or lower than those shown.

                                                                       ASSUMING               ASSUMING REDEMPTION
                                                                          NO                  AT THE END OF EACH
                         EXPENSES AFTER                             REDEMPTION(1)                  PERIOD(1)
  1 year                                                                $  295                      $  394




  3 years                                                               $  703                      $  703



  5 years                                                               $1,137                      $1,137

  10 years                                                              $2,342                      $2,342




(1) Does not reflect fee waiver.

                      [This page intentionally left blank]

---------------------------
TOTAL RETURN is a combination of income and realized and unrealized capital gains.

---------------------------
MID-CAPITALIZATION STOCKS are common stocks of mid-size U.S. companies that tend to be well known, and to have large amounts of stock outstanding, such as those listed in the S&P MidCap 400(R) and S&P 500(R) indices. The Fund considers mid-capitalization stocks to be those within the 80th through 95th percentiles of companies sorted by market capitalization.

---------------------------
With respect to a particular bond or other fixed-income security, DURATION is the length of time required to receive the present value of all future interest and principal payments. With respect to a fund's portfolio, duration means the average duration for all of the bonds and fixed-income securities, weighted by their amounts. Duration provides a measure of the portfolio's sensitivity to interest rate changes. For example, for every 1% rise in interest rates, the price of a bond with a duration of 3 years would decline 3%. Generally, a shorter duration indicates less sensitivity than a longer duration.


---------------------------

A LADDERED MATURITY SCHEDULE means a portfolio is structured so that a certain percentage of the securities will mature each year. This helps the fund manage duration and risk, and attempts to create a more consistent return.

                                 BALANCED FUND

The Balanced Fund's investment objective is to seek high TOTAL RETURN.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests approximately 60% of its assets in stocks and 40% of its assets in fixed-income securities (such as bonds) and cash equivalents. Although this 60/40 ratio may vary, the Fund will always invest at least 25% of its assets in fixed-income securities. By holding both stocks and bonds the Fund seeks a balance between capital gains from stock appreciation and current income from interest and dividends.

INVESTMENT PROCESS

The Fund generally invests in dividend-paying, MID-CAPITALIZATION STOCKS that NYLIM, the Fund's Manager, determines are value stocks. "Value" stocks are stocks that the Manager determines (1) have strong or improving fundamental characteristics (such as margins, working capital, leverage, cash flow, returns on equity and assets) and (2) have been overlooked by the marketplace so that they are undervalued or "underpriced" relative to the rest of the equity market. In selecting stocks, the Manager applies quantitative and statistical methods to analyze the relative quality and value of the stocks:

- The Manager analyzes financial and operating data of several thousand companies on a weekly basis, searching for companies with improving operating characteristics but which are still underpriced or inexpensive relative to the rest of the equity market. The Manager evaluates how company operations have performed over time and how they have performed compared to other companies (both competitors and companies in other industries).

- To avoid concentration in a specific industry, which increases risk, the Manager invests a maximum of 4% of the Fund's net assets in any one company and less than 25% of the Fund's net assets in any one industry, and it consistently re-balances its investments.

- Under normal conditions, the Manager keeps the Fund fully invested rather than taking temporary cash positions.

- The Manager does not attempt to time the market.

- The Manager avoids initial public offerings because the companies' often brief operating histories do not provide sufficient data to adequately evaluate their operating trends under the Manager's proprietary analytical methods.

- The Manager does not visit companies; it relies on its statistical analysis of the companies' financial statements.

- The Manager does not project earnings or use earnings forecast data of either the companies or of Wall Street analysts. Only historical, publicly available annual and quarterly financial statistical data are used in the Manager's analysis.

- The Manager does not use options or futures.

- The Manager will sell a stock if it becomes relatively overvalued, if better opportunities are identified, or if it determines that the initial investment expectations are not being met.

The Fund also invests in U.S. government securities and investment grade bonds issued by U.S. corporations. It selects fixed-income securities based on their credit quality and DURATION. The Fund will hold a bond to maturity (or call date, if applicable). The Fund may sell the bond sooner if it falls below investment grade which is BBB by S&P or Baa by Moody's, or if unrated, determined by the Subadvisor to be of comparable quality. The Fund may also sell the bond if the
 42

                                                                   BALANCED FUND

---------------------------

A WARRANT is a security that entitles the holder to purchase certain amounts of common stock at a specified price for a defined period.

---------------------------
RESTRICTED SECURITIES are securities that are sold only through negotiated private transactions and not to the general public due to certain restrictions imposed by federal securities laws.
---------------------------
ILLIQUID SECURITIES are securities that have no ready markets.

---------------------------
MORTGAGE-RELATED SECURITIES (including mortgage-backed securities) are debt securities whose values are based on underlying pools of mortgages. These securities may be issued by U.S. governmental entities or private issuers.
---------------------------
ASSET-BACKED SECURITIES are debt securities whose values are based on underlying pools of receivables.
---------------------------

In a SECURITIES LENDING transaction, a fund lends securities from its portfolio to a broker-dealer (or other financial institution) for a period of time. The fund receives interest and/or a fee and a promise that the securities will be returned on a fixed date.

Fund receives other adverse information about an issuer. The fixed income portion of the portfolio:

- Has an intermediate term duration which ranges from three to five years; and

- Has a LADDERED MATURITY SCHEDULE.

The Fund may lend up to 20% of its assets and may invest:

- up to 5% of its assets in WARRANTS;

- up to 20% of its assets in securities of foreign issuers, only in countries the Manager considers stable and only in securities the Manager considers to be of high quality;

- up to 10% of its assets in RESTRICTED SECURITIES or ILLIQUID SECURITIES; and

- in MORTGAGE-BACKED and ASSET-BACKED SECURITIES.

The Fund may also purchase large-capitalization stocks for general investment purposes or for additional liquidity. The Fund considers large-capitalization stocks to be the top 5% of companies sorted by market capitalization.

PRINCIPAL RISKS

The main risks associated with investing in the Fund include:

- market risk;

- interest rate risk;

- credit risk; and

- maturity risk.

Since the Fund can invest in foreign securities, it can be subject to various risks of loss that are different from risks of investing in securities of U.S.-based issuers. These include losses due to:

- fluctuating currency values;

- less liquid trading markets;

- greater price volatility;

- political and economic instability;

- less publicly available information about issuers;

- changes in U.S. or foreign tax or currency laws; and

- changes in monetary policy.

The Fund's investments may include derivatives such as mortgage-related and asset-backed securities. The Fund may use derivatives to try to enhance returns or reduce the risk of loss (hedge) of certain of its holdings. Regardless of the purpose, the Fund may lose money using derivatives. Prepayment risk is a risk associated with mortgage-backed and asset-backed securities. If interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of the Fund's investments.

The Fund's use of SECURITIES LENDING also presents certain risks. The principal risk of securities lending is that the financial institution that borrows securities from the Fund could go bankrupt and the Fund might not be able to recover the securities or their value.

The Fund's investments may include restricted securities or illiquid securities. The principal risk of investing in restricted securities and illiquid securities is that they may be difficult to sell.

The Fund's investments may include warrants. The principal risk of investing in warrants is that the price of the underlying common stock may decline below the exercise price of the warrant.

BALANCED FUND

[BALANCED FUND BAR CHART]

92                                                                               12.01
93                                                                               17.06
94                                                                                0.01
95                                                                               22.99
96                                                                               12.91
97                                                                               23.40
98                                                                                8.03
99                                                                               -0.36
00                                                                                9.64
01                                                                                6.88

ANNUAL RETURNS, NO-LOAD CLASS SHARES
(by calendar year 1992-2001)

As of September 30, 2002, the No-Load Class Shares of the Fund had a year-to-date return of -5.25%

PAST PERFORMANCE

The bar chart and table indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's performance has varied over the last ten years. The table below shows how the Fund's average annual total returns (before and after taxes) for one year, five year and ten year periods compare to those of broad-based securities market indices. The returns shown are for a class of shares of the Fund not offered in this Prospectus (the "No-Load Class shares"). Net of the sales charges and 12b-1 fees applicable to L Class shares, the No-Load Class shares and the L Class shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. Annual returns of the L Class shares would be lower because of these sales charges and fees. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

BEST AND WORST QUARTERLY RETURNS, NO-LOAD CLASS SHARES
(1992-2001)

                                                                    RETURN         QUARTER/YEAR
  Highest return/best quarter                                       9.94%             3Q/97
  Lowest return/worst quarter                                       -8.10%            3Q/99




AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2001)

                                                                    1 YEAR          5 YEARS         10 YEARS
  Balanced Fund(1)
  Return Before Taxes
   No-Load Class                                                      6.88%          9.25%           10.98%




  Return After Taxes on Distributions(2)
   No-Load Class                                                      5.14%          6.80%            8.27%



  Return After Taxes on Distributions and Sale of Fund
  Shares(2)
   No-Load Class                                                      4.30%          6.75%            7.98%




  Merrill Lynch Corporate & Gov't 1-10 Years Bond Index(3)
   (reflects no deduction for fees, expenses, or taxes)               8.96%          7.13%            6.85%



  Russell Midcap(R) Index(4)
   (reflects no deduction for fees, expenses, or taxes)              -5.62%         11.40%           13.58%




  S&P 500(R) Index(5)
   (reflects no deduction for fees, expenses, or taxes)             -11.87%         10.70%           12.94%



  Lipper Balanced Funds Index(6)
   (reflects no deduction for fees, expenses, or taxes)              -3.24%          8.37%            9.54%

(1) L Class shares were first offered on December 30, 2002. Therefore, total return information for the L Class shares is not available.
(2) After-tax returns are calculated using the historical highest individual federal marginal tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their fund shares through deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns shown are for the No-Load Class shares. After-tax returns for the L Class shares will vary.
(3) The Merrill Lynch Corporate and Government 1-10 Years Bond Index is a market capitalization-weighted index including U.S. Government and fixed coupon domestic investment grade corporate bonds with at least $100 million par amount outstanding.
(4) The Russell Midcap(R) Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000(R) Index, and represents approximately 25% of the total market capitalization of the Russell 1000(R) Index. Total returns assume reinvestment of all dividends and capital gains. You cannot invest directly in an index.
(5) The S&P 500(R) Index is an unmanaged index widely regarded as the standard for measuring large-cap U.S. stock market performance. Total returns assume the reinvestment of all income and capital gains distributions. You cannot invest directly in an index.

(6) The Lipper Balanced Funds Index tracks the performance of the 30 largest balanced funds, adjusted for the reinvestment of capital gain and income distributions. You cannot invest directly in an Index.
 44

                                                                   BALANCED FUND

FEES AND EXPENSES OF THE FUND(+)

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

  SHAREHOLDER FEES
  (fees paid directly from your investment)
  Maximum Sales Charge (Load)                                           2.00%

  Maximum Sales Charge (Load) Imposed on Purchases of Shares
  (as a percentage of offering price)                                   1.00%

  Maximum Deferred Sales Charge (Load)(1)
  (as a percentage of redemption proceeds)                              1.00%

  Exchange Fee(2)                                                        None

  Maximum Account Fee                                                       *

  ANNUAL FUND OPERATING EXPENSES
  (expenses that are deducted from Fund assets)

  Management Fee                                                         .75%

  Distribution and/or Service (12b-1) Fees(3)                           1.00%

  Other Expenses                                                         .27%

  Total Annual Fund Operating Expenses(4)                               2.02%




(+) L Class shares were first offered by the Fund on December 30, 2002. Annual fund operating expenses are based on the expenses for the fiscal year ended October 31, 2002 of classes of shares of the Fund that are not offered in this Prospectus . The distribution and service (12b-1) fees are based on the maximum fees allowed under the L Class Rule 12b-1 Plan.

* An annual account fee of $12 (subject to a maximum of $36 per Social Security/tax i.d. number) may be charged on accounts with balances below $1,000. This fee will not be charged on accounts with balances that fall below $1,000 due to adverse market conditions. There are exceptions. See the Shareholder Guide.

(1) A contingent deferred sales charge of 1.00% may be imposed on certain redemptions effected within one year of the date of purchase.

(2) Except for systematic exchanges processed via the Fund's transfer agent's automated system, and as to certain accounts for which tracking data is not available, after five exchanges per calendar year, a $10 Exchange Fee may be imposed per exchange.

(3) Because the 12b-1 fee is an ongoing fee charged against the assets of the Fund, long-term shareholders may indirectly pay an amount that is more than the equivalent of paying other types of sales charges.

(4) The Manager undertook to limit the total annual fund operating expenses of the L Class shares, net of the 12b-1, fees through December 31, 2002, to that of the Fund's total annual fund operating expenses for the twelve months ended December 31, 2000 (0.94%). However, this limitation shall not limit increases in transfer agency expenses incurred by the Fund in accordance with the transfer agency expense arrangements in effect prior to December 12, 2000. After December 31, 2002, the Manager will limit expenses in the same manner on a voluntary basis. In addition, a portion of the brokerage commissions that the Fund pays during the current fiscal year will be used to reduce the other expenses of the Fund. With these reductions, it is currently estimated that the management fee, other expenses, and total annual fund operating expenses of the L Class shares will be 0.69%, .25% and 1.94%, respectively.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reflects what you would pay if you close your account at the end of each of the time periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown.

                                                                      ASSUMING
                                                                         NO                   ASSUMING REDEMPTION
  EXPENSES AFTER                                                    REDEMPTION(1)         AT THE END OF EACH PERIOD(1)
   1 year                                                              $  303                        $  402

   3 years                                                             $  727                        $  727



   5 years                                                             $1,177                        $1,177

  10 years                                                             $2,425                        $2,425




(1) Does not reflect fee waiver or expense reduction.

MORE ABOUT INVESTMENT STRATEGIES AND RISKS

Information about each Fund's principal investments, investment practices and principal risks appears at the beginning of the Prospectus. The information below describes in greater detail the investments, investment practices and other risks pertinent to one or more of the Funds.

INVESTMENT POLICIES

The discussion of Principal Investment Strategies for some of the Funds states that the relevant Fund normally invests at least 80% of its assets in a particular type of security. For these purposes "assets" means the Fund's net assets plus any borrowings for investment purposes. The 80% requirement must be complied with at the time the Fund invests its assets. Accordingly, where a Fund no longer meets the 80% requirement as a result of circumstances beyond its control, such as changes in the value of portfolio holdings, it would not have to sell its holdings but would have to make any new investments in such a way as to bring the portfolio into compliance with the 80% requirement.

When the discussion states that a Fund invests primarily in a certain type or style of security, this normally means that the Fund will invest at least 65% of its assets in that type or style of security.

DERIVATIVE SECURITIES

The value of derivative securities is based on certain underlying equity or fixed-income securities, interest rates, currencies or indices. Derivative securities may be hard to sell and are very sensitive to changes in the underlying security, interest rate, currency or index, and as a result can be highly volatile. If the Manager or the Subadvisor is wrong about its expectations of changes in interest rates or market conditions, the use of derivatives could result in a loss. A Fund could also lose money if the counterparty to the transaction does not meet its obligations. In addition, the leverage associated with inverse floaters, a type of derivative, may result in greater volatility in their market value than other income-producing securities.

MORTGAGE-RELATED AND ASSET-BACKED SECURITIES

Mortgage-related (including mortgage-backed) and asset-backed securities are securities whose value is based on underlying pools of loans that may include interests in pools of lower-rated debt securities, consumer loans or mortgages, or complex instruments such as collateralized mortgage obligations and stripped mortgage-backed securities. The value of these securities may be significantly affected by changes in interest rates, the market's perception of issuers and the creditworthiness of the parties involved. The Manager's or Subadvisor's ability to correctly forecast interest rates and other economic factors will impact the success of investments in mortgage-related and asset-backed securities. Some securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile. These securities may also be subject to prepayment risk if interest rates fall and if the
 46
security has been purchased at a premium the amount of some or all of the premium may be lost in the event of prepayment.

SWAP AGREEMENTS

Certain Funds may enter into interest rate, index and currency exchange rate swap agreements to attempt to obtain a desired return at a lower cost than a direct investment in an instrument yielding that desired return.

Whether a Fund's use of swap agreements will be successful will depend on whether the Manager or the Subadvisor correctly predicts movements in interest rates, indices and currency exchange rates. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid.

There is a risk that the other party could go bankrupt and the Fund would lose the value of the security it should have received in the swap. See the Tax Information section in the Statement of Additional Information for information regarding the tax considerations relating to swap agreements.

RISK MANAGEMENT TECHNIQUES

Various techniques can be used to increase or decrease a Fund's exposure to changing security prices, interest rates, currency exchange rates, commodity prices or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling futures contracts and options on futures contracts, entering into foreign currency transactions (such as foreign currency exchange forward contracts and options on foreign currencies) and purchasing put or call options on securities and securities indices.

These practices can be used in an attempt to adjust the risk and return characteristics of a Fund's portfolio of investments. For example, to gain exposure to a particular market, a Fund may be able to purchase a futures contract with respect to that market. When a Fund uses such techniques in an attempt to reduce risk it is known as "hedging." If the Manager or the Subadvisor judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investments, these techniques could result in a loss, regardless of whether the intent was to reduce risk or increase return. These techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS

Debt securities are often sold on a forward commitment basis. The price (or yield) of such securities is fixed at the time a commitment to purchase is made, but delivery and payment for the securities take place at a later date. During the period between purchase and settlement, no payment is made by the Fund and no interest accrues to the Fund. There is a risk that the security could be worth less when it is issued than the price the Fund agreed to pay when it made the commitment. Similarly, a Fund may commit to purchase a security at a future date at a price determined at the time of the commitment. The same procedure and tasks exist for forward commitments as for when-issued securities.

FOREIGN SECURITIES

Foreign investments could be more difficult to sell than U.S. investments. They also may subject a Fund to risks different from investing in U.S. securities. Investments in foreign securities involve difficulties in receiving or interpreting financial and economic information, possible imposition of taxes, higher brokerage and custodian fees, possible currency exchange controls or other government restrictions, including possible seizure or nationalization of foreign deposits or assets. Foreign securities may also be less liquid and more volatile than U.S. securities. There may also be difficulty in invoking legal protections across borders. In addition, investment in emerging market countries presents risks in greater degree than those presented by investment in foreign issuers in countries with developed securities markets and more advanced regulatory systems.

Some foreign securities are issued by companies organized outside the U.S. and are traded only or primarily in trading markets outside the U.S. These foreign securities can be subject to most, if not all, of the risks of foreign investing. Some foreign securities are issued by companies organized outside the United States but are traded in U.S. securities markets and are denominated in U.S. dollars. For example, American Depositary Receipts and shares of some large foreign-based companies are traded on principal U.S. exchanges. Other securities are not traded in the U.S. but are denominated in U.S. dollars. These securities are not subject to all of the risks of foreign investing. For example, foreign trading market or currency risks will not apply to dollar denominated securities traded in U.S. securities markets.

Many of the foreign securities in which the Funds invest will be denominated in foreign currency. Changes in foreign exchange rates will affect the value of securities denominated or quoted in foreign currencies. Exchange rate movements can be large and can endure for extended periods of time, affecting either favorably or unfavorably the value of the Funds' assets. However, a Fund may engage in foreign currency transactions to attempt to protect itself against fluctuations in currency exchange rates in relation to the U.S. dollar. See "Risk Management Techniques."

LENDING OF PORTFOLIO SECURITIES

Portfolio securities may be loaned to brokers, dealers and financial institutions to realize additional income under guidelines adopted by the Funds. The risks of lending portfolio securities, as with other extensions of credit, consist of possible loss of rights in the collateral should the borrower fail financially. In determining whether to lend securities, the Fund's Manager or the Subadvisor will consider all relevant facts and circumstances, including the creditworthiness of the borrower.

LOAN PARTICIPATION INTERESTS

Loan participation interests, also referred to as Participations, are fractional interests in an underlying corporate loan and may be purchased from an agent bank, co-lenders, or other holders of Participations. There are three types of Participations which a Fund may purchase. A Participation in a novation of a corporate loan involves a Fund assuming all the rights of the lender in a corporate loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. Second, a Fund may purchase a Participation in an assignment of all or a portion of a lender's interest in a corporate loan, in which case a Fund may be required generally to rely on the assigning lender to demand payment and to enforce its rights against the borrower, but would otherwise be entitled to all of such lender's rights in the underlying corporate loan. Third, a Fund may also purchase a Participation in a portion of the rights of a lender in a corporate loan, in which case, a Fund will be entitled to receive payments of principal, interest and fees, if any, but generally will not be entitled to enforce its rights against the agent bank or borrower. The Fund must rely on the lending institution for that purpose.

The principal credit risk associated with acquiring Participations from a co-lender or another Participant is the credit risk associated with the underlying corporate borrower. A Fund may incur additional credit risk, however, when it is in the position of participant rather than co-lender because the Fund must then assume the risk of insolvency of the co-lender from which the Participation was purchased and that of any person interposed between the Fund and the co-lender.

RISKS OF INVESTING IN HIGH-YIELD DEBT SECURITIES ("JUNK BONDS")

High-yield debt securities (sometimes called "junk bonds") are rated lower than Baa by Moody's or BBB by S&P or, if not rated, are determined to be of equivalent quality by the Manager or the Subadvisor and are sometimes considered speculative.

Investment in high-yield bonds or "junk bonds" involves special risks in addition to the risks associated with investments in higher-rated debt securities. High-yield bonds may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Moreover, such securities may, under certain circumstances, be less liquid than higher rated debt securities.

TEMPORARY DEFENSIVE INVESTMENTS

In times of unusual or adverse market conditions, for temporary defensive purposes, each Fund may invest outside the scope of its principal investment focus. Under such conditions, a Fund may not invest in accordance with its investment objective or principal investment strategies and, as a result, there is no assurance that the Fund will achieve its investment objective. Under such conditions, each Fund may invest without limit in money market securities and other investments. In addition, the International Equity Fund may invest all or a portion of its assets in equity securities of U.S. issuers, investment grade notes and bonds, cash and cash equivalents.

PORTFOLIO TURNOVER

Portfolio turnover measures the amount of trading a Fund does during the year. Due to their trading strategies some of the Funds may experience a portfolio turnover rate of over 100%. The portfolio turnover rate for each Fund is found in the Financial Highlights. The use of certain investment strategies may generate increased portfolio turnover. Funds with high turnover rates (at or over 100%) often have higher transaction costs (which are paid by the Fund) and may generate short-term capital gains (on which you'll pay taxes, even if you don't sell any shares by year-end).

SHAREHOLDER GUIDE

The following pages are intended to help you understand the costs associated with buying, holding and selling your Eclipse investments.

THE L CLASS SHARES

This Prospectus discusses the L Class shares of the Indexed Equity Fund, Mid Cap Value Fund, Small Cap Value Fund, Tax-Managed Equity Fund, Core Bond Plus Fund, Short Term Bond Fund, Ultra Short Duration Fund, Asset Manager Fund, and Balanced Fund. L Class shares of the Indexed Equity Fund, Core Bond Plus Fund, Short Term Bond Fund and Ultra Short Duration Fund are not currently being offered. Other classes of shares of the Eclipse Funds listed above are offered by a separate prospectus. Classes of shares of the Eclipse Funds differ only in terms of their sales, service and/or distribution expenses and any other specific expenses that the Board may approve. When you invest in L Class shares, you generally pay an initial sales charge on your investment, a contingent deferred sales charge on redemptions of shares held for less than one year, and ongoing distribution and service fees, each of which is described in more detail below.

INFORMATION ON FEES AND SALES CHARGES

Initial Sales Charge

When you invest in L Class shares, you pay the public offering price, which is the share price, or net asset value ("NAV"), plus a 1.00% initial sales charge. Since some of your investment goes to pay the initial sales charge, you purchase fewer shares than you would if there were no initial sales charge.

Rule 12b-1 Plan

Each Fund offered in this Prospectus has adopted a distribution plan for the L Class shares under Rule 12b-1 of the Investment Company Act of 1940 pursuant to which both a distribution fee of .75% and a service fee of .25% is paid to the Distributor. The distribution fee is intended to pay the Distributor for distribution services which include any activity or expense primarily intended to result in the sale of Fund shares. The service fee is paid to the Distributor for providing shareholders with personal services and maintaining shareholder accounts. Because Rule 12b-1 fees are ongoing, over time they will increase the cost of an investment in the Funds and may cost more than other types of sales charges.

Contingent Deferred Sales Charge

A contingent deferred sales charge of 1.00% may be imposed on redemptions of L Class shares of the Funds at the time of any redemption by a shareholder that reduces the current value of the shareholder's L Class account in any Fund to an amount that is lower than the amount of all payments by the shareholder for the purchase of L Class shares in that Fund for the preceding year.

However, no such charge will be imposed to the extent that the net asset value of the L Class shares redeemed does not exceed:

                                                               SHAREHOLDER GUIDE

---------------------------

GOOD ORDER means all the necessary information, signatures and documentation have been received.

- the current aggregate net asset value of L Class shares of that Fund purchased more than one year prior to the redemption for L Class shares; plus

- the current aggregate net asset value of L Class shares of that Fund purchased through reinvestment of dividends or distributions; plus

- increases in the net asset value of the investor's L Class shares of that Fund above the total amount of payments for the purchase of L Class shares of that Fund made during the preceding year for L Class shares.

The contingent deferred sales charge will be paid to and retained by the Distributor.

BUYING, SELLING AND EXCHANGING ECLIPSE FUNDS SHARES

HOW TO OPEN YOUR ECLIPSE ACCOUNT

Return your completed Eclipse Funds application in GOOD ORDER with a check for the amount of your investment to Eclipse Funds, NYLIM Center, 169 Lackawanna Avenue, Parsippany, NJ 07054.

When you open your account, you may also want to choose certain buying and selling options, including transactions by wire. In most cases, these choices can be made later in writing, but it may be quicker and more convenient to decide on them when you open your account.

You buy shares at net asset value ("NAV") per share. NAV is generally calculated as of the close of regular trading (usually 4:00 p.m. eastern time) on the New York Stock Exchange (the "Exchange") every day the Exchange is open. When you buy shares, you must pay the NAV next calculated after Eclipse Shareholder Services ("ESS"), a division of NYLIM Service Company LLC, the Funds' transfer agent, receives your order in good order.

INVESTMENT MINIMUMS

The following minimums apply if you are investing in the L Class shares of the
Funds:

- $2,500 for an initial investment in any single Fund;

- $100 for each subsequent investment in any of the Funds; or

- $100 for subsequent purchases through a systematic investment plan.

The minimum initial investment amount is waived for purchases by the Trustees, Directors and employees of New York Life and its affiliates and subsidiaries and their employees, officers, directors or agents and may be waived for Coverdell Education Savings Accounts.

The Funds may also accept investments of smaller amounts at their discretion.

MAXIMUM PURCHASE AMOUNT

The maximum lump sum amount that you may invest in L Class shares is $999,999.

SHAREHOLDER GUIDE

OPENING YOUR ACCOUNT

                                        HOW                                               DETAILS
  BY WIRE:             You or your registered representative      The wire must include:
                       should call ESS toll-free at               * your name;
                       1-866-2ECLIPSE (1-866-232-5477) to         * your account number;
                       obtain an account number and wiring        * Fund name; and
                       instructions. To buy shares the same       * Eclipse L Class.
                       day, ESS must receive your wired           Your bank may charge a fee for the wire transfer.
                       money by 4 pm eastern time.
                       Wire the purchase amount to:
                       State Street Bank and Trust Company
                       ABA #011 0000 28
                       Eclipse Funds (DDA #99046179)
                       Attn: Custody and Shareholder
                       Services

  BY PHONE:            Have your registered representative        ESS must receive your application and check in good
                       call ESS toll-free at 1-866-2ECLIPSE       order within three business days. If not, ESS can
                       (1-866-232-5477) between 8 am and 6        cancel your order and hold you liable for costs
                       pm eastern time any day the Exchange       incurred in placing it.
                       is open. Call before 4 pm eastern          Make your check payable to Eclipse Funds.
                       time to buy shares at the current          Be sure to write on your check:
                       day's Net Asset Value (NAV).               * your account number;
                                                                  * Fund name; and
                       To take advantage of this option, the      * Eclipse L Class.
                       minimum investment amount is $2,500.
  BY MAIL:             Return your completed Eclipse Funds        Make your check payable to Eclipse Funds.
                       Application with a check for the           * $2,500 minimum.
                       amount of your investment to:
                       Eclipse Funds                              Be sure to write on your check:
                       NYLIM Center                               * Your name;
                       169 Lackawanna Avenue                      * Fund name; and
                       Parsippany, NJ 07054                       * Eclipse L Class.

                                                               SHAREHOLDER GUIDE

BUYING ADDITIONAL SHARES

                                            HOW                                                 DETAILS
  BY WIRE:             Call ESS toll-free at 1-866-2ECLIPSE               The wire must include:
                       (1-866-232-5477) between 8 am and 6 pm             * your name;
                       eastern time any day the Exchange is open. To      * your account number;
                       buy shares at the current day's NAV, ESS must      * Fund name; and
                       receive your wired money by 4 pm. eastern          * Eclipse L Class.
                       time
                                                                          The minimum order for subsequent purchases is $100.
                       Wire the purchase amount to:
                       State Street Bank and Trust Company
                       ABA #011 0000 28
                       Eclipse Funds (DDA #99046179)
                       Attn: Custody and Shareholder Services

  ELECTRONICALLY:      ESS must have your bank information on file.       Eligible investors can purchase L Class shares by
                       Call ESS toll-free at 1-866-2ECLIPSE               using electronic debits from a designated bank
                       (1-866-232-5477) between 8 am and 6 pm             account.
                       eastern time to speak to a shareholder
                       services representative any day the Exchange       The minimum order for subsequent purchases is $100.
                       is open to make an ACH purchase. Call before
                       4 pm eastern time to buy shares at the
                       current day's NAV. Calls after 4 pm eastern
                       time on the automated services line will
                       receive the next business day's NAV.




  BY MAIL:             Address your order to:                             Make your check payable to Eclipse Funds.
                       Eclipse Funds
                       P.O. Box 8407                                      Be sure to write on your check:
                       Boston, MA 02266-8407                              * your account number;
                                                                          * Fund name; and
                       Send overnight orders to:                          * Eclipse L Class.
                       Eclipse Funds
                       c/o Boston Financial Data Services                 The minimum order for subsequent purchases is $100.
                       66 Brooks Drive
                       Braintree, MA 02184

SHAREHOLDER GUIDE

SELLING SHARES

                                        HOW                                             DETAILS
  BY PHONE:            TO RECEIVE PROCEEDS BY CHECK:              ESS will only send checks to the account owner at
                       Call ESS toll-free at 1-866-2ECLIPSE       the owner's address of record and generally will
                       (1-866-232-5477) between 8 am and 6        not send checks to addresses on record for 30 days
                       pm eastern time any day the Exchange       or less.
                       is open. Call before 4 pm eastern          * The maximum order ESS can process by phone is
                       time to sell shares at the current           $100,000.
                       day's NAV.

                       TO RECEIVE PROCEEDS BY WIRE:               Generally, after receiving your sell order by
                       Call ESS toll-free at 1-866-2ECLIPSE       phone, ESS will send the proceeds by bank wire to
                       (1-866-232-5477) between 8 am and 6        your designated bank account the next business day,
                       pm eastern time any day banks and the      although it may take up to seven days to do so.
                       Exchange are open. Eligible investors      Your bank may charge you a fee to receive the wire
                       may sell shares and have proceeds          transfer.
                       electronically credited to a
                       designated bank account.                   ESS must have your bank account information on
                                                                  file.
                                                                  * There may be an $11 fee for wire redemptions.
                                                                  * The minimum wire transfer amount is $1000.



                       TO RECEIVE PROCEEDS ELECTRONICALLY BY      ESS must have your bank information on file.
                       ACH:                                       Proceeds may take 2-3 days to reach your bank
                       Call ESS toll-free at 1-866-2ECLIPSE       account. There is no fee from ESS for this
                       (1-866-232-5477) between 8 am and 6        transaction.
                       pm eastern time any day banks and the
                       Exchange are open.

  BY MAIL:             Address your order to:                     Write a letter of instruction that includes:
                       Eclipse Funds                              * your name(s) and signature(s);
                       P.O. Box 8407                              * your account number;
                       Boston, MA 02266-8407                      * Fund name;
                                                                  * dollar or share amount you want to sell; and
                       Send overnight orders to:                  * Eclipse L Class.
                       Eclipse Funds
                       c/o Boston Financial Data Services         Obtain a MEDALLION SIGNATURE GUARANTEE or other
                       66 Brooks Drive                            documentation, as required.
                       Braintree, MA 02184                        There is a $15 fee for checks mailed to you
                                                                  overnight.

                                                               SHAREHOLDER GUIDE

---------------------------

CONVENIENT, YES . . .
BUT NOT RISK-FREE. Telephone redemption privileges are convenient, but you give up some security. When you sign the application to buy shares, you agree that Eclipse Funds will not be liable for following phone instructions that they reasonably believe are genuine. When using the Eclipse Audio Response System, you bear the risk of any loss from your errors unless the Funds or ESS fail to use established safeguards for your protection. These safeguards are among those currently in place at Eclipse Funds:

- all phone calls with service representatives are tape recorded, and
- written confirmation of every transaction is sent to your address of record.

ESS and Eclipse reserve the right to shut down the Eclipse Audio Response System or the system might shut itself down, due to technical problems.

---------------------------

Selling and exchanging shares may result in a gain or loss and there-fore may be subject to taxes. Consult your tax adviser on the conse-quences.

REDEMPTIONS-IN-KIND
Eclipse reserves the right to pay certain large redemptions, either totally or partially, by a distribution-in-kind of securities (instead of cash) from the applicable Fund's portfolio.

THE REINVESTMENT PRIVILEGE MAY HELP YOU AVOID SALES CHARGES
When you sell shares, you have the right -- for 90 days -- to reinvest any or all of the money in the same class of any Eclipse Fund without paying another sales charge (as long as those shares haven't been reinvested once already). If you paid a sales charge when you redeemed you'll receive a pro rata credit for reinvesting. Upon reinvestment, a new contingent deferred sales charge will apply.

SHAREHOLDER SERVICES

Automatic Services

Buying or selling shares automatically is easy with the services described below. You select your schedule and amount, subject to certain restrictions. You can set up most of these services with your application, or by calling ESS toll-free at 1-866-2ECLIPSE (1-866-232-5477) for a form.

Systematic Investing

Eclipse offers three automatic investment plans:

1. AutoInvest

If you authorize this function, you can automatically debit your designated bank account to:

- make regularly scheduled investments; and/or

- purchase shares whenever you choose.

2. Dividend Reinvestment

Automatically reinvest dividends and distributions from one Eclipse Fund into the same Fund or the same Class of any other Eclipse Fund.

3. Payroll Deductions

If your employer offers this option, you can make automatic investments through payroll deduction.

Systematic Withdrawal Plan

Withdrawals must be at least $100. You must have at least $10,000 in your account at the time of the initial request and shares must not be in certificate form.

The Funds will not knowingly permit systematic withdrawals if, at the same time, you are making systematic investments.

Exchanging Shares Among Eclipse Funds

You may exchange all or a portion of your L Class shares in one Eclipse Fund for L Class shares of another Eclipse Fund. You may not exchange L Class shares for any other class of shares offered by an Eclipse Fund. An exchange of shares of an Eclipse Fund for shares of another Eclipse Fund will be treated as a sale of shares of the first Eclipse Fund and as a purchase of shares of the second Eclipse Fund. Any gain on the transaction may be subject to taxes.

You may make exchanges from one Eclipse Fund to another Eclipse Fund by phone. There is also a systematic exchange program that allows you to make regularly scheduled, systematic exchanges from one Eclipse Fund to another Eclipse Fund.

SHAREHOLDER GUIDE

---------------------------

ESS tries to make investing easy by offering a variety of programs to buy, sell and exchange Fund shares. These programs make it convenient to add to your investment and easy to access your money when you need it.

Exchanges will be based upon each Fund's NAV per share next computed following receipt of a properly executed exchange request. You may request an exchange by calling ESS toll-free at 1-866-2ECLIPSE (1-866-232-5477).

The exchange privilege is not intended as a vehicle for short-term trading, nor are the Funds designed for professional market timing organizations or other entities or individuals that use programmed or frequent exchanges in response to market fluctuations. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. Accordingly, in order to maintain a stable asset base in the Funds and to reduce administrative expenses borne by each Fund, five exchanges per account are permitted in each calendar year without the imposition of any transaction fee; subsequently, a $10 processing fee will be assessed per exchange and additional exchange requests may be denied. The processing fee will not be charged on systematic exchanges, on exchanges processed via the Eclipse automated system, or on certain accounts, such as retirement plans and broker omnibus accounts, where no participant is listed, or for which tracking data is not available. ESS reserves the right to refuse any purchase or exchange requests that could adversely affect a Fund or its operations, including those from any individual or group who, in a Fund's judgment, is likely to, or actually engages in, excessive trading.

Each Fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange.

If you exchange your L Class shares in one Eclipse Fund for L Class shares of another Fund within one year of the date of the original purchase of the L Class shares, you may have to pay sales charges on both the redeemed and purchased shares.

Investing for Retirement

You can purchase shares of any of the Eclipse Funds for certain pre-approved retirement plans providing tax-deferred investments for individuals and institutions. You can use the Eclipse Funds in established plans or the Distributor may provide the required plan documents for selected plans. A plan document must be adopted for a plan to be in existence.

Custodial services are available for IRA, Roth IRA, SEP, SARSEP, and Coverdell Education Savings Accounts. Plan administration is also available for select qualified retirement plans. An investor should consult with his or her tax adviser before establishing any tax-deferred retirement plan.

GENERAL POLICIES

Buying Shares

- All investments must be in U.S. dollars with funds drawn on a U.S. bank.

- ESS does not accept third-party checks, and it reserves the right to limit the number of checks processed at one time. If your (investment) check or ACH purchase does not clear, your order will be canceled and you will be responsible for any losses or fees Eclipse Funds incurs as a result. Your account will be charged a $20 fee for each returned check or ACH purchase. In addition, the Fund may also redeem shares to cover any losses it incurs as a result. If an AutoInvest payment is returned unpaid for two consecutive periods, the privilege will be suspended until you notify us to reinstate it.

- A Fund may, in its discretion, reject any order for the purchase of shares.

                                                               SHAREHOLDER GUIDE

Selling Shares

- If you have share certificates, you must return them with a written redemption request.

- Your shares will be sold at the next NAV calculated after ESS receives your request in good order. ESS will make the payment, within seven days after receiving your request in good order.

- If you buy shares by check or by ACH purchase and quickly decide to sell them the Fund may withhold payment for 10 days from the date the check or ACH purchase order is received.

- There will be no redemption during any period in which the right of redemption is suspended or date of payment is postponed because the Exchange is closed or trading on the Exchange is restricted or the SEC deems an emergency to exist.

- Unless you decline telephone privileges on your application, you may be responsible for any fraudulent telephone order as long as ESS takes reasonable measures to verify the order.

- Reinvestment won't relieve you of any tax consequences on gains realized from a sale. The deductions for losses may, however, be denied.

ESS requires a written order to sell shares if:

- an account has submitted a change of address during the previous 30 days.

ESS may require a written order to sell shares and a Medallion signature guarantee if:

- ESS does not have required bank information on file;

- the proceeds from the sale exceed $100,000;

- the proceeds of the sale are to be sent to an address other than the address of record; or

- the proceeds are to be payable to someone other than the account holder.

In the interests of all shareholders, the Eclipse Funds reserve the right to:

- change or discontinue their exchange privilege upon notice to shareholders, or temporarily suspend this privilege without notice under extraordinary circumstances;

- change or discontinue the systematic withdrawal plan on notice to shareholders;

- charge a $12 annual account fee (maximum of $36 per social security or tax I.D. number) on accounts with balances less than $1000. The fee is not charged on retirement plan accounts, accounts with automatic investment plans and accounts for which tracking data is not available; and/or

- change their minimum investment amounts.

Additional Information

When you buy and sell shares directly from the Fund, you will receive confirmation statements that describe your transaction. You should review the information in the confirmation statements carefully. If you notice an error, you should call ESS immediately. If you fail to notify ESS within one year of the transaction, you may be required to bear the costs of correction.

The policies and fees described in this Prospectus govern transactions with Eclipse Funds. If you invest through a third party--bank, broker, 401(k) plan, financial adviser or financial supermarket--there may be transaction fees for, and you may be subject to, different investment minimums or limitations on buying or selling shares. Accordingly, the net yield to investors who purchase through

SHAREHOLDER GUIDE

---------------------------

BUY AFTER THE DIVIDEND PAYMENT. Avoid buying shares shortly before a dividend payment. Part of your investment may be returned in the form of a dividend, which may be taxable.

financial intermediaries may be less than the net yield earned by investors who invest in a Fund directly. Consult a representative of your plan or financial institution if in doubt.

MEDALLION SIGNATURE GUARANTEES

A Medallion signature guarantee helps protect against fraud. To protect your account, each Fund and the Transfer Agent from fraud, Medallion signature guarantees are required for joint accounts and to enable a Fund to verify the identity of the person who has authorized redemption proceeds to be sent to a third party or a bank not previously established on the account. Medallion signature guarantees are also required for a redemption of more than $100,000 from an account, and for share transfer requests. Medallion signature guarantees must be obtained from certain eligible financial institutions that are participants in the Securities Transfer Association Medallion Program ("STAMP"), the Stock Exchange Medallion Program ("SEMP"), or the New York Stock Exchange Medallion Signature Program ("MSP"). Signature guarantees that are not a part of these programs will not be accepted. Please note that a notary public stamp or seal is not acceptable. Shareholders may contact each Fund toll-free at 1-866-2ECLIPSE (1-866-232-5477) for further details.

DETERMINING THE FUNDS' SHARE PRICES (NAV) AND THE
VALUATION OF SECURITIES

The Funds generally calculate the share price of each Fund (also known as its net asset value, or NAV) at the close of regular trading on the Exchange (usually 4:00 pm eastern time). The value of the Funds' investments is based on current market prices. If current market values are not available, investments will be valued by another method that the Boards believe accurately reflects fair value. Changes in the value of the Funds' securities after the close of regular trading will not be reflected in the calculation of NAV unless the Manager or the Subadvisor deems a particular event would materially affect NAV. In this case, an adjustment in the valuation of the securities may be made.

FUND EARNINGS

Dividends and Interest

Most Funds earn either dividends from stocks, interest from bonds and other securities, or both. A mutual fund, however, always pays this income to you as "dividends." The dividends paid by each Fund will vary based on the income from its investments and the expenses incurred by the Fund.

Capital Gains

The Funds earn capital gains when they sell securities at a profit.

When the Funds Pay Dividends

The Funds declare and distribute any dividends at least once a year.

When the Funds Pay Capital Gains

At each fiscal year-end, each Fund matches its gains against its losses. If the balance results in a gain, the Fund will distribute the gain to shareholders.

If you prefer to reinvest dividends and/or capital gains in another Fund, you must first establish an account in the same class of shares of the Fund.

How to Take Your Earnings

You may receive your portion of Eclipse Fund earnings in one of seven ways. You can make your choice at the time of application, and change it as often as you like by notifying your investment professional (if permitted) or the Funds directly. The seven choices are:

                                                               SHAREHOLDER GUIDE

1. Reinvest dividends and capital gains in:

   - the same Fund or

   - another Eclipse Fund of your choice.

2. Take the dividends in cash and reinvest the capital gains in the same Fund.

3. Take the capital gains in cash and reinvest the dividends in the same Fund.

4. Take a percentage of dividends or capital gains in cash and reinvest the remainder in the same Fund.

5. Take dividends and capital gains in cash.

6. Reinvest all or a percentage of the capital gains in another Eclipse Fund and reinvest the dividends in the original Fund.

7. Reinvest all or a percentage of the dividends in another Eclipse Fund and reinvest the capital gains in the original Fund.

If you do not make one of these choices on your application, your earnings will be automatically reinvested in the same class of shares of the same Fund.

Seek Professional Assistance

Your investment professional can help you keep your investment goals coordinated with your tax considerations. But for tax counsel, always rely on your tax adviser.

UNDERSTAND THE TAX CONSEQUENCES

Most of Your Earnings are Taxable

Any dividends and capital gains distributions you receive from the Funds are taxable, whether you take them as cash or automatically reinvest them. A Fund's realized earnings are taxed based on the length of time a Fund holds its investments, regardless of how long you hold Fund shares. If a Fund realizes long-term capital gains, the earnings distributions are taxed as long-term capital gains; earnings from short-term capital gains and income generated on debt investments and other sources are generally taxed as ordinary income upon distribution. Earnings of an Equity Fund, if any, will generally be a result of capital gains that may be taxed as either long-term capital gains or short-term capital gains (taxed as ordinary income). Earnings generated by interest received on fixed income securities (particularly earnings generated by a Fixed Income Fund) generally will be a result of income generated on debt investments and will be taxable as ordinary income.

ESS will mail your tax report each year by January 31. This report will tell you which dividends and redemption proceeds should be treated as taxable ordinary income, which, if any, as tax-exempt income, and which, if any, as long-term capital gains.

Exchanges.

An exchange of L Class shares of one Eclipse Fund for L Class shares of another will be treated as a sale of shares of the first Eclipse Fund and as a purchase of shares of the second Eclipse Fund. Any gain on the transaction may be subject to taxes.

KNOW WITH WHOM

YOU'RE INVESTING

WHO RUNS THE FUNDS' DAY-TO-DAY BUSINESS?

New York Life Investment Management LLC ("NYLIM" or the "Manager"), NYLIM Center, 169 Lackawanna Avenue, Parsippany, NJ 07054, serves as the Funds' manager. In conformity with the stated policies of the Funds, NYLIM administers each Fund's business affairs and manages the investment operations of each Fund and the composition of the portfolio of each Fund, subject to the supervision of the Board of Directors of Eclipse Funds Inc. and the Board of Trustees of Eclipse Funds, as appropriate. The Manager commenced operations in April, 2000 and is an independently managed, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"). The Manager provides offices and conducts clerical, recordkeeping and bookkeeping services, and keeps most of the financial and accounting records required for the Funds.

The Manager has delegated its portfolio management responsibilities for the Core Bond Plus Fund and Short Term Bond Fund to its affiliate MacKay Shields LLC ("MacKay Shields" or the "Subadvisor"), 9 West 57th Street, New York, NY 10019.

The Manager pays the salaries and expenses of all personnel affiliated with the Funds, and all the operational expenses that aren't the responsibility of the Funds, including the fee paid to the Subadvisor. Pursuant to a management contract with each Fund, the Manager is entitled to receive fees from each Fund, accrued daily and payable monthly.

For the fiscal period ended October 31, 2002, the following Funds paid the Manager an aggregate fee for services performed as a percentage of the average daily net assets of each such Fund as follows:

                                                               RATE PAID FOR THE
                                                                 FISCAL PERIOD
                                                            ENDED OCTOBER 31, 2002
  Indexed Equity Fund                                                 .21%

  Mid Cap Value Fund(1)                                               .78%
  Small Cap Value Fund(1)                                             .99%

  Tax-Managed Equity Fund(2)                                          .26%

  Core Bond Plus Fund                                                 .34%
  Short Term Bond Fund                                                .24%

  Ultra Short Duration Fund(1,3)                                      .00%
  Asset Manager Fund                                                  .54%

  Balanced Fund(1)                                                    .69%

(1) Prior to December 12, 2000 and since the inception of the Balanced Fund, Mid Cap Value Fund, Small Cap Value Fund and Ultra Short Duration Fund, Towneley Capital Management, Inc. ("Towneley") served as investment adviser for these Funds. On December 12, 2000, Towneley sold to NYLIM Holdings LLC certain segments of its portfolio management businesses including the business, operations and activities that Towneley conducted relating to providing investment advisory services to these four Funds (the "Transaction"). As a result of the Transaction, NYLIM entered into a new management agreement with the Funds beginning December 12, 2000. NYLIM has undertaken that there will be no increase in the ordinary expense ratios of these Funds through December 31, 2002 from that of the twelve months' ended December 31, 2000. Provided however, this limitation shall not limit increases in transfer agency expense arrangements in effect prior to December 12, 2000.

(2) Tax-Managed Equity Fund commenced operations on April 19, 2002.

(3) NYLIM had contractually agreed to waive fees of 0.20% of the Ultra Short Duration Fund's average daily net assets through December 31, 2002 and has voluntarily agreed to waive the remaining 0.20% through the same date. NYLIM may discontinue all or part of the voluntary waiver at any time after December 31, 2002.

The Manager is not responsible for records maintained by the Funds' Custodian, Transfer Agent, Dividend Disbursing and Shareholder Servicing Agent, or Subadvisor, except to the extent expressly provided in the Management Agreements between the Manager and the Funds.

Under the supervision of the Manager, the Subadvisor is responsible for making the specific decisions about buying, selling and holding securities; selecting brokers and brokerage firms to trade for it; maintaining accurate records; and, if possible, negotiating favorable commissions and fees with the brokers and brokerage firms. For these services, the Subadvisor is paid a monthly fee by the Manager, not the Funds. (See the Statement of Additional Information for a breakdown of fees.)

WHO MANAGES YOUR MONEY?

NYLIM serves as Manager of the assets of the Funds. NYLIM, a Delaware limited liability company, commenced operations in March, 2000. NYLIM is an indirect, wholly-owned subsidiary of New York Life. As of December 31, 2002, NYLIM and its affiliates managed over $150 billion in assets.

MacKay Shields is the Subadvisor to the Core Bond Plus Fund and Short Term Bond Fund. The firm was incorporated in 1969 as an independent investment advisory firm and was privately held until 1984 when it became a wholly-owned but autonomously managed subsidiary of New York Life. As of December 31, 2002, MacKay Shields managed over $31 billion in assets.

PORTFOLIO MANAGERS: BIOGRAPHIES

CLAUDE ATHAIDE, PH.D., CFA Mr. Athaide became a manager of the Short Term Bond Fund in April 2001. Mr. Athaide joined MacKay Shields in 1996 and became an Associate Director in 2001. Prior to joining MacKay Shields, Mr. Athaide taught graduate and undergraduate level courses at George Washington University and The Wharton School of the University of Pennsylvania and was a Quantitative Analyst with Republic National Bank from May 1995 to August 1995. Mr. Athaide has over five years of investment experience. Mr. Athaide became a Chartered Financial Analyst in 2000.

ELIAS BELESSAKOS, PH.D. Mr. Belessakos has overall responsibility for the management of the Asset Manager Fund. Mr. Belessakos has been a Director and Senior Portfolio Manager of NYLIM since 2000. Prior to this time, Mr. Belessakos was at Monitor Capital Advisors LLC. Prior to joining Monitor Capital Advisors LLC in 2000, Mr. Belessakos was a senior researcher and portfolio manager in the Global Asset Allocation group of Deutsche Asset Management. Prior to holding that position, Mr. Belessakos worked for JP Morgan Investment Management in the capital markets research group.

JEFFERSON C. BOYCE Mr. Boyce has managed the Indexed Equity, and Asset Manager Funds since March 1999. Mr. Boyce has been an employee of NYLIM since March 2000 and had been the Chairman and Chief Executive Officer of Monitor Capital Advisors LLC from 1997 to 2001. Prior to that he was the Senior Vice President of Monitor Capital from 1992 to 1997. Mr. Boyce is also a Senior Vice President at New York Life and serves as an officer and/or director of various other subsidiaries and affiliated entities of New York Life.

GARY GOODENOUGH Mr. Goodenough became a manager of the Short Term Bond Fund in April 2001. Mr. Goodenough is also a portfolio manager of the Core Bond Plus Fund and has managed the Fund since its inception. Mr. Goodenough joined MacKay Shields as Managing Director and Co-head of Fixed Income in 2000. Prior to joining MacKay Shields, Mr. Goodenough was a Senior Portfolio Manager at Loomis Sayles & Co. from December 1993 to May 2000. Prior to this, he was a Managing Director at Bear Stearns & Company and was a Managing Director of High Yield Bonds and a Managing Director of Global Bonds at Salomon Brothers.

CHRISTOPHER HARMS Mr. Harms has managed the Core Bond Plus Fund since its inception. Mr. Harms is a Managing Director of MacKay Shields. He joined MacKay Shields in 1991.

STEPHEN B. KILLIAN Mr. Killian has managed the Indexed Equity Fund since February 1999. Mr. Killian has been a Managing Director of NYLIM since March 2000. In this role he has portfolio management responsibility for international equity funds, active quantitative equity portfolios and development of quantitative strategies. He joined Monitor Capital Advisors LLC in 1997. Mr. Killian was a Partner and Senior Portfolio Manager at RhumbLine Advisers from 1992 to 1997.

WESLEY G. MCCAIN, PH.D., CFA Dr. McCain was the founder, Chairman and Chief Executive Officer of Towneley Capital Management, Inc. and is a Senior Managing Director of NYLIM. Dr. McCain has been directing the investment process and co-managing the Balanced, Mid Cap Value, Small Cap Value, and Ultra Short Duration Funds since each Fund commenced operations. Dr. McCain holds a B.B.A. from the University of Michigan, an M.B.A. from Columbia University, and an M.A. and Ph.D. from Stanford University. He is a Chartered Financial Analyst. He is a Public Governor of the Pacific Exchange Stock & Options. Dr. McCain is an experienced economic and financial consultant and a member of the New York Society of Security Analysts and the Association for Investment Management and Research (AIMR).

KATHY A. O'CONNOR, CFA Ms. O'Connor has been co-managing the Mid Cap Value Fund since 1994 and the Small Cap Value Fund since 1987. She is a Managing Director of NYLIM since December, 2000. She worked at Towneley Capital Management, Inc. from 1987 to 2000. Ms. O'Connor has been a Director of the New York Society of Security Analysts since 1996. She holds a B.B.A. from the University of Massachusetts, an M.B.A. from Babson College, and is a Chartered Financial Analyst.

JOAN M. SABELLA Ms. Sabella has been co-managing the Ultra Short Duration Fund since 1994 and the Balanced Fund since 1989. She has been a Director of NYLIM since December 2000. Previously she worked at Towneley Capital Management, Inc. from 1978 to 2000. Ms. Sabella has been a member of the Financial Planning Association since 1995 and the Association for Investment Management Research
(AIMR) since 2002. She holds a B.B.A. from Baruch College, is a Certified Financial Planner, and a Chartered Retirement Planning Counselor.

BERNARD TEW, PH.D. Dr. Tew has managed the Tax-Managed Equity Fund since its inception in April, 2002. Dr. Tew has been an employee of NYLIM since October 2001 and was formerly the Managing Director of QED Investments LLC ("QED"). Prior to joining QED in 1997, Dr. Tew served as Principal/Director of Research and was in charge of Quantitative Equity Management for Weiss, Peck & Greer since 1990. Dr. Tew holds a B.S. in General Science and Business from Purdue University, an M.B.A. from Indiana University, and a Ph.D. in Applied Economics from the University of Georgia.

RELATED PERFORMANCE

The following tables provide information concerning the historical performance of the QED Structured Large-Cap Core Composite (the "Composite") managed by Dr. Tew while serving as Managing Director of QED that have investment objectives, policies, strategies and risks substantially similar to the Eclipse Tax-Managed Equity Fund as measured against a widely recognized, unmanaged index of common stock prices. Prior performance of the Composite does not represent historical performance of the Fund, nor is it an indication or guarantee of future performance of the Fund or any account in the Composite which may be higher or lower than the performance shown below. Consequently, potential investors should not consider this performance data as an indication of the future performance of the Fund or the Manager.

Performance data for the Composite has been prepared in compliance with the Performance Presentation Standards of the Association for Investment Management and Research (AIMR-PPS(R)), the U.S. and Canadian version of the Global Investment Performance Standards (GIPS(R)), with the exception that such performance is shown net of fees and expenses. AIMR did not prepare or review this data. The AIMR method of calculating performance differs from the standardized SEC method of calculating performance. Performance information for the underlying private accounts has not been verified or audited by the Manager or the Fund. The Composite includes all actual, fee-paying, discretionary, institutional private accounts and registered investment companies managed by Dr. Tew during the periods shown. The table shows total annual returns for a Composite of the actual performance of all large-cap equity accounts managed by Dr. Tew. The total returns for the Composite reflect the deduction of investment advisory fees, brokerage commissions and execution costs paid, without provision for federal or state income taxes. Custodial fees were not included in the calculation. Mutual fund returns reflect actual expense costs (i.e., net of fee waivers and expense reimbursements, if any). The private accounts included in the Composite are not subject to the specific tax restrictions and investment limitations imposed on the Fund by the Investment Company Act of 1940, as amended, or Subchapter M of the Internal Revenue Code of 1986, as amended. Consequently, the performance results for the Composite could have been adversely affected if the private accounts included in the Composite had been regulated as investment companies under the federal securities laws. The fees and expenses used to calculate the Composite performance (0.27% of average net assets) are substantially lower than those estimated for the Fund. No sales loads were charged on the accounts that constitute the Composite.

Use of the Fund's expense structure would have lowered the performance results.

           PRIOR PERFORMANCE OF ACCOUNTS SIMILAR TO THE PORTFOLIO OF
                        ECLIPSE TAX-MANAGED EQUITY FUND

                 TOTAL ANNUAL RETURNS AS OF DECEMBER 31, 2001
                                                    SINCE
                  YEAR     3 YEARS   5 YEARS      INCEPTION
  Composite      -13.97%   -0.59%     12.36%       17.73%

  S&P 500(R)
  Index          -11.87%   -1.02%     10.70%       15.20%




QED INVESTMENTS LLC PERFORMANCE RESULTS: QED STRUCTURED LARGE-CAP CORE COMPOSITE
  TOTAL ANNUAL AND QUARTERLY RETURNS FROM INCEPTION THROUGH DECEMBER 31, 2001

                       S&P                                 TOTAL ASSETS
         COMPOSITE    500(R)                                AT END OF      PERCENTAGE
           TOTAL      INDEX       NUMBER     COMPOSITE        PERIOD        OF FIRM       TOTAL FIRM
          RETURN      RETURN        OF       DISPERSION        (USD          ASSETS         ASSETS
  YEAR      (%)        (%)      PORTFOLIOS      (%)         MILLIONS)         (%)       (USD MILLIONS)
  1994      3.95        1.54
   3Q       1.55        1.55        <5             0            23             100             23
   4Q       2.36       -0.02        <5             0            24             100             24



  1995     43.69       37.58
   1Q      11.56        9.74        <5             0            27             100             27
   2Q       9.35        9.55        <5             0            30             100             30
   3Q       7.05        7.95        <5             0            31             100             31
   4Q      10.02        6.02        <5             0            34             100             34



  1996     25.48       22.96
   1Q       6.01        5.37        <5             0            30             100             30
   2Q       4.64        4.49        <5             0            32             100             32
   3Q       2.27        3.09        <5             0            32             100             32
   4Q      10.61        8.33        <5             0            33             100             33



  1997     33.59       33.36
   1Q       2.76        2.68        <5             0            34             100             34
   2Q      17.52       17.47        <5             0            40           78.43             51
   3Q       4.76        7.48        <5             0            38           58.46             65
   4Q       5.59        2.87        <5           .11            45           63.38             71



  1998     36.45       28.58
   1Q      14.90       13.95        <5           .54            52           61.17             85
   2Q       4.36        3.30        <5           .06            54           55.67             97
   3Q      -8.54       -9.95        <5           .44            40           39.21            102
   4Q      24.41       21.30        <5          1.68            50           26.73            187



  1999     19.12       21.04
   1Q       4.30        4.99        <5           .08            52           14.44            360
   2Q       5.75        7.04        <5           .34           109           20.64            528
   3Q      -5.56       -6.24        <5           .40           102           16.80            607
   4Q      14.35       14.88        <5          1.55           117           12.36            946



  2000     -4.14       -9.10
   1Q       6.04        2.29        <5           .98           130           10.15          1,280
   2Q      -0.29       -2.66        <5           .04           120            9.78          1,227
   3Q      -2.89       -0.97        <5           .06           122           10.01          1,218
   4Q      -6.64       -7.82        <5           .10           114           13.38            852



  2001    -13.97      -11.87
   1Q     -14.93      -11.86        <5           .15           118           14.40            819
   2Q       4.82        5.85        <5           .09           128           15.29            837
   3Q      -9.48      -14.69        <5           .08           118           18.23            647
   4Q       6.58       10.71        <5           .12           128           29.35            436

Notes:

 1. The inception date of the QED Structured Large-Cap Core Composite was July 31, 1994. The Composite was initially established with underlying accounts held at Weiss, Peck & Greer, a registered investment adviser. Substantially all of the underlying accounts were moved to QED on May 4, 1997 without any material change to the investment objectives, policies, restrictions, guidelines, and management style of the underlying accounts. In addition, the advisory personnel that managed the underlying accounts at Weiss, Peck & Greer continued to manage these accounts at QED once the accounts were moved to QED in 1997. All returns are calculated in U.S. dollars and are computed using a time-weighted total rate of return.

 2. These returns are presented as supplemental information to the returns required by the AIMR-PPS(R) Advertising Guidelines. The investment results of the Composite presented above (and not the underlying private accounts) have been verified by an independent third-party.

 3. The Composite's benchmark is the S&P 500(R) Index. S&P 500(R) is a trademark of The McGraw-Hill Companies, Inc. The S&P 500(R) Index is an unmanaged index and is considered to be generally representative of the large-cap U.S. stock market. Total returns reflect the reinvestment of all dividends and capital gains. You cannot invest directly in the S&P 500(R) Index.

 4. QED Investments LLC is an investment management firm established in 1997. The firm was acquired by New York Life Investment Management LLC on October 4, 2001. QED manages primarily U.S. equity assets for primarily U.S. institutional clients.

 5. QED has prepared and presented this report in compliance with the Performance Presentation Standards of the Association of Investment Management and Research (AIMR-PPS(R)), the U.S. and Canadian version of the Global Investment Performance Standards (GIPS(R)). AIMR has not been involved with the preparation or review of this report. To receive a complete list and description of QED's composites and/or a presentation that adheres to the AIMR-PPS(R) standards, call (859) 219-0550, or write the Manager c/o NYLIM QED Investments LLC at 2525 Harrodsburg Road, Suite 230, Lexington, Kentucky 40404.

 6. The Composite assets as of December 31, 2001 were $127,567,097, which represented 29.35% of the firm's total assets.

 7. The dispersion of annual returns is measured by the standard deviation across asset-weighted portfolio returns represented within the Composite for the full year.

 8. There are no non-fee paying accounts in the Composite.

 9. The performance results shown for the third quarter of 1994 do not reflect performance results for a full quarter. The performance result shown for the third quarter of 1994 reflect the performance results of the Composite from July 31, 1994 to September 30, 1994.

FINANCIAL HIGHLIGHTS

ECLIPSE FUNDS INC.

The financial highlights tables are intended to help you understand the Funds' financial performance for the past five years or, if shorter, the period of the Funds' operations. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, is included in the annual reports, which are available upon request.

Since the L Class shares of the Funds were first offered on December 30, 2002 (or are not currently being offered), no financial highlights for the L Class shares of these Funds were available as of the date of this Prospectus. Performance data shown is for share classes of the Funds not offered in this Prospectus that were offered prior to December 30, 2002.

FINANCIAL HIGHLIGHTS

INDEXED EQUITY FUND
(Selected per share data and ratios)

                                                                     NO-LOAD CLASS
                                                                              JANUARY 1
                                                                               THROUGH
                                         YEAR ENDED OCTOBER 31               OCTOBER 31,       YEAR ENDED DECEMBER 31
                                   2002          2001           2000            1999*            1998           1997
  Net asset value at
   beginning of period             $25.84        $37.38          $36.99          $33.39           $27.05        $21.05
                                 --------      --------      ----------      ----------       ----------      --------
  Net investment income              0.31          0.30(a)         0.37            0.31             0.38          0.37
  Net realized and
   unrealized gain (loss)
   on investments                   (3.86)        (9.06)           1.86            3.60             7.36          6.54
                                 --------      --------      ----------      ----------       ----------      --------
  Total from investment
   operations                       (3.55)        (8.76)           2.23            3.91             7.74          6.91
                                 --------      --------      ----------      ----------       ----------      --------

  LESS DIVIDENDS AND DISTRIBUTIONS:

  From net investment
   income                           (0.32)        (0.36)          (0.38)            --             (0.38)        (0.37)
  From net realized gain on
   investments                      (1.40)        (2.42)          (1.46)          (0.31)           (1.02)        (0.54)
                                 --------      --------      ----------      ----------       ----------      --------
  Total dividends and
   distributions                    (1.72)        (2.78)          (1.84)          (0.31)           (1.40)        (0.91)
                                 --------      --------      ----------      ----------       ----------      --------
  Net asset value at end of
   period                          $20.57        $25.84          $37.38          $36.99           $33.39        $27.05
                                 ========      ========      ==========      ==========       ==========      ========
  Total investment return          (15.23%)      (24.90%)          5.98%          11.80%(b)        28.62%        32.88%

  RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:

  Net investment income              1.31%         1.03%           0.95%           1.06%+           1.29%         1.56%
  Net expenses                       0.30%         0.30%           0.30%           0.30%+           0.30%         0.30%
  Expenses (before
   reimbursement)                    0.59%         0.57%           0.54%           0.55%+           0.56%         0.56%
  Portfolio turnover rate               4%            5%             11%              7%               8%            3%
  Net assets at end of
   period (in 000's)             $527,277      $612,937      $1,503,224      $1,641,591       $1,472,263      $966,217

  * The Fund changed its fiscal year end from December 31 to October 31. + Annualized.
(a) Per share data based on average shares outstanding during the period.
(b) Total return is not annualized.

                                                            FINANCIAL HIGHLIGHTS

                                          SERVICE CLASS
                                                     JANUARY 1
                                                      THROUGH
            YEAR ENDED OCTOBER 31                   OCTOBER 31,          YEAR ENDED DECEMBER 31
    2002             2001            2000              1999*              1998            1997
    $25.68          $37.16           $36.80            $33.28             $26.99          $21.01
  --------         -------          -------           -------           --------         -------
      0.27            0.24(a)          0.27              0.21               0.31            0.32
     (3.84)          (9.04)            1.85              3.62               7.31            6.52
  --------         -------          -------           -------           --------         -------
     (3.57)          (8.80)            2.12              3.83               7.62            6.84
  --------         -------          -------           -------           --------         -------

     (0.29)          (0.26)           (0.30)              --               (0.31)          (0.32)
     (1.40)          (2.42)           (1.46)            (0.31)             (1.02)          (0.54)
  --------         -------          -------           -------           --------         -------
     (1.69)          (2.68)           (1.76)            (0.31)             (1.33)          (0.86)
  --------         -------          -------           -------           --------         -------
    $20.42          $25.68           $37.16            $36.80             $33.28          $26.99
  ========         =======          =======           =======           ========         =======
    (15.41%)        (25.10%)           5.72%            11.60%(b)          28.24%          32.60%

      1.06%           0.78%            0.70%             0.81%+             1.04%           1.31%
      0.55%           0.55%            0.55%             0.55%+             0.55%           0.55%
      0.84%           0.82%            0.79%             0.80%+             0.81%           0.81%
         4%              5%              11%                7%                 8%              3%
  $128,537         $90,127          $64,254           $61,647            $36,442         $13,828

                      [This page intentionally left blank]

                                                            FINANCIAL HIGHLIGHTS

CORE BOND PLUS FUND
(Selected per share data and ratios)

                                                                                   NO-LOAD
                                                                                    CLASS
                                                                                          JANUARY 2, 2001*
                                                                       YEAR ENDED             THROUGH
                                                                    OCTOBER 31, 2002      OCTOBER 31, 2001
  Net asset value at beginning of period                                 $10.60                $10.00
                                                                        -------               -------
  Net investment income                                                    0.52                  0.49
  Net realized and unrealized gain (loss) on investments                  (0.34)                 0.30
  Net realized and unrealized gain (loss) on foreign currency
   transactions                                                           (0.03)                 0.00(a)
                                                                        -------               -------
  Total from investment operations                                         0.15                  0.79
                                                                        -------               -------

  LESS DIVIDENDS AND DISTRIBUTIONS:

  From net investment income                                              (0.81)                (0.19)
                                                                        -------               -------
  From net realized gain on investments                                   (0.10)                   --
                                                                        -------               -------
  Total dividends and distributions                                       (0.91)                (0.19)
                                                                        -------               -------
  Net asset value at end of period                                        $9.84                $10.60
                                                                        =======               =======
  Total investment return                                                  1.65%                 7.95%(b)

  RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:

  Net investment income                                                    5.32%                 5.84%+
  Net expenses                                                             0.70%                 0.70%+
  Expenses (before reimbursement)                                          0.96%                 1.02%+
  Portfolio turnover rate                                                   148%                  205%
  Net assets at end of period (in 000's)                                $36,314               $26,775

(*)  Commencement of Operations.
  + Annualized.
(a) Less than one cent per share.
(b) Total return is not annualized.

FINANCIAL HIGHLIGHTS

SHORT TERM BOND FUND
(Selected per share data and ratios)

                                                                                   NO-LOAD CLASS
                                                                                             JANUARY 1
                                                                                              THROUGH             YEAR ENDED
                                                          YEAR ENDED OCTOBER 31             OCTOBER 31,          DECEMBER 31
                                                     2002         2001          2000           1999*          1998         1997
  Net asset value at beginning of period             $9.57         $9.36        $9.63           $9.43          $9.39        $9.48
                                                   -------       -------      -------         -------        -------      -------
  Net investment income                               0.29(a)       0.47(e)      0.57(a)         0.47           0.56         0.67
  Net realized and unrealized gain (loss) on
   investments                                        0.00(d)       0.48(e)     (0.03)          (0.27)          0.04        (0.09)
                                                   -------       -------      -------         -------        -------      -------
  Total from investment operations                    0.29          0.95         0.54            0.20           0.60         0.58
                                                   -------       -------      -------         -------        -------      -------
  Less dividends from net investment income          (0.52)        (0.74)       (0.81)            --           (0.56)       (0.67)
                                                   -------       -------      -------         -------        -------      -------
  Net asset value at end of period                   $9.34         $9.57        $9.36           $9.63          $9.43        $9.39
                                                   =======       =======      =======         =======        =======      =======
  Total investment return                             3.21%        10.68%        6.05%           2.12%(b)       6.37%        6.13%

  RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:

  Net investment income                               3.13%         4.93%(e)     6.20%           5.42%+         5.95%        6.24%
  Net expenses                                        0.60%         0.60%        0.61%(c)        0.60%+         0.60%        0.60%
  Expenses (before reimbursement)                     0.96%         1.03%        0.99%           0.85%+         0.89%        0.82%
  Portfolio turnover rate                              228%          149%         165%            105%           125%         153%
  Net assets at end of period (in 000's)           $37,201       $30,065      $31,146         $48,150        $42,219      $46,674

  * The Fund changed its fiscal year end from December 31 to October 31.
  + Annualized.
(a) Per share data based on average shares outstanding during the period.
(b) Total return is not annualized.
(c) The effect of non-reimbursable interest expense on the expense ratio was 0.01%.
(d) Less than one cent per share.
(e) As required, effective November 1, 2000, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended October 31, 2001 is shown below. Per share ratios and supplemental data for periods prior to November 1, 2000 have not been restated to reflect this change in presentation.

                                                                  NO-LOAD      SERVICE
                                                                   CLASS        CLASS
 Decrease net investment income                                   ($0.12)      ($0.11)
 Increase net realized and unrealized gains and losses              0.12         0.11
 Decrease ratio of net investment income                           (1.26%)      (1.20%)

                                                            FINANCIAL HIGHLIGHTS



                                                            SHORT TERM BOND FUND

                                         SERVICE CLASS
                                                    January 1
                                                     through
           Year ended October 31                   October 31,         Year ended December 31
    2002            2001            2000              1999*              1998            1997
    $9.54           $9.32           $9.59             $9.41              $9.38           $9.46
   ------          ------          ------            ------             ------          ------
     0.27(a)         0.45(e)         0.54(a)           0.45               0.53            0.64
         (d)
     0.00            0.48(e)        (0.03)            (0.27)              0.03           (0.08)
   ------          ------          ------            ------             ------          ------
     0.27            0.93            0.51              0.18               0.56            0.56
   ------          ------          ------            ------             ------          ------
    (0.49)          (0.71)          (0.78)               --              (0.53)          (0.64)
   ------          ------          ------            ------             ------          ------
    $9.32           $9.54           $9.32             $9.59              $9.41           $9.38
   ======          ======          ======            ======             ======          ======
     2.93%          10.46%           5.78%             1.91%(b)           5.98%           5.98%

     2.88%           4.68%(e)        5.95%             5.17%+             5.70%           5.99%
     0.85%           0.85%           0.86%(c)          0.85%+             0.85%           0.85%
     1.21%           1.28%           1.24%             1.10%+             1.14%           1.07%
      228%            149%            165%              105%               125%            153%
     $733          $1,032          $1,061            $1,036             $1,273          $1,485

FINANCIAL HIGHLIGHTS

ASSET MANAGER FUND
(Selected per share data and ratios)

                                                                     NO-LOAD CLASS
                                                                              JANUARY 1
                                                                               THROUGH
                                         YEAR ENDED OCTOBER 31               OCTOBER 31,       YEAR ENDED DECEMBER 31
                                   2002          2001           2000            1999*            1998           1997
  Net asset value at
   beginning of period             $12.11        $15.21          $14.57          $15.36           $14.83        $13.19
                                 --------      --------      ----------      ----------       ----------      --------
  Net investment income              0.22          0.37(c)         0.51            0.41             0.43          0.34
  Net realized and
   unrealized gain (loss)
   on investments                   (1.25)        (2.09)(c)        1.08            0.41             2.70          3.15
  Net realized and
   unrealized gain (loss)
   on foreign currency
   transactions                     (0.00)(a)     (0.00)(a)       (0.01)          (0.03)            0.02         (0.00)(a)
                                 --------      --------      ----------      ----------       ----------      --------
  Total from investment
   operations                       (1.03)        (1.72)           1.58            0.79             3.15          3.49
                                 --------      --------      ----------      ----------       ----------      --------
  LESS DIVIDENDS AND DISTRIBUTIONS:



  From net investment
   income                           (0.27)        (0.50)          (0.50)          (0.01)           (0.43)        (0.34)
  From net realized gain on
   investments                         --         (0.88)          (0.44)          (1.57)           (2.19)        (1.51)
                                 --------      --------      ----------      ----------       ----------      --------
  Total dividends and
   distributions                    (0.27)        (1.38)          (0.94)          (1.58)           (2.62)        (1.85)
                                 --------      --------      ----------      ----------       ----------      --------
  Net asset value at end of
   period                          $10.81        $12.11          $15.21          $14.57           $15.36        $14.83
                                 ========      ========      ==========      ==========       ==========      ========
  Total investment return           (8.78%)      (12.12%)         11.18%           5.58%(b)        21.31%        26.69%



  RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:



  Net investment income              1.84%         2.66%(c)        3.45%           3.40%+           2.64%         2.27%
  Net expenses                       0.83%         0.83%           0.83%           0.78%+           0.80%         0.76%
  Expenses (before
   reimbursement)                    0.94%         0.87%           0.83%           0.78%+           0.80%         0.76%
  Portfolio turnover rate               4%           15%             49%             18%              55%           19%
  Net assets at end of
   period (in 000's)             $399,199      $452,246        $561,329        $513,860         $500,449      $414,824

  * The Fund changed its fiscal year end from December 31 to October 31.
  + Annualized.
(a) Less than one cent per share.
(b) Total return is not annualized.
(c) As required, effective November 1, 2000, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended October 31, 2001 is shown below. Per share ratios and supplemental data for periods prior to November 1, 2000, have not been restated to reflect this change in presentation.

                                                                    NO-LOAD      SERVICE
                                                                     CLASS        CLASS
  Decrease net investment income                                    ($0.01)      ($0.01)
  Increase net realized and unrealized gains and losses               0.01         0.01
  Decrease ratio of net investment income                            (0.06%)      (0.06%)

                                                            FINANCIAL HIGHLIGHTS

                                                              ASSET MANAGER FUND

                                             SERVICE CLASS
                                                        JANUARY 1
                                                         THROUGH                  YEAR ENDED
              YEAR ENDED OCTOBER 31                    OCTOBER 31,                DECEMBER 31
      2002             2001             2000              1999*              1998             1997
      $12.05           $15.14           $14.50            $15.33             $14.81           $13.19
    --------         --------         --------          --------           --------         --------
        0.18             0.33(c)          0.50              0.39               0.39             0.31
       (1.23)           (2.08)(c)         1.05              0.38               2.69             3.13
       (0.00)(a)        (0.00)(a)        (0.01)            (0.03)              0.02            (0.00)(a)
    --------         --------         --------          --------           --------         --------
       (1.05)           (1.75)            1.54              0.74               3.10             3.44
    --------         --------         --------          --------           --------         --------
       (0.24)           (0.46)           (0.46)            (0.00)(a)          (0.39)           (0.31)
          --            (0.88)           (0.44)            (1.57)             (2.19)           (1.51)
    --------         --------         --------          --------           --------         --------
       (0.24)           (1.34)           (0.90)            (1.57)             (2.58)           (1.82)
    --------         --------         --------          --------           --------         --------
      $10.76           $12.05           $15.14            $14.50             $15.33           $14.81
    ========         ========         ========          ========           ========         ========
       (8.96%)         (12.36%)          10.96%             5.31%(b)          21.00%           26.30%
        1.59%            2.41%(c)         3.20%             3.15%+             2.39%            2.02%
        1.08%            1.08%            1.08%             1.03%+             1.05%            1.01%
        1.19%            1.12%            1.08%             1.03%+             1.05%            1.01%
           4%              15%              49%               18%                55%              19%
     $22,980          $23,675          $27,978           $29,087            $16,853           $9,889

                             FINANCIAL HIGHLIGHTS

                             ECLIPSE FUNDS

                             This financial highlights table is intended to help you understand the Funds' financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). The information for 2001, 2000 and 1999 has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, is included in the annual reports, which are available upon request. The information for years prior to 1999 was audited by other independent accountants.

                             Since the L Class shares of the Funds were first offered on December 30, 2002 (or are not currently being offered), no financial highlights for the L Class shares were available as of the date of this Prospectus. Performance data shown is for the share classes of the Funds not offered in this Prospectus that were offered prior to December 30, 2002.

                                                            FINANCIAL HIGHLIGHTS

                                                              MID CAP VALUE FUND
                                            (Selected per share data and ratios)

                                                            NO-LOAD CLASS                                      SERVICE CLASS
                                               January 1, 2001                                                 July 1, 2002**
                             Year ended            through                 Year ended December 31                 through
                          October 31, 2002    October 31, 2001*     2000       1999       1998       1997     October 31, 2002
  Net asset value at
   beginning of period          $16.30              $16.93          $16.06     $17.73     $17.76     $13.49        $17.77
                               -------             -------        --------   --------   --------   --------        ------
  Net investment income           0.09                0.06            0.06       0.11       0.06       0.03          0.06
  Net realized and
   unrealized gain
   (loss) on
   investments                   (0.14)              (0.69)           0.88     (0.13)       1.76       4.34         (1.67)
                               -------             -------        --------   --------   --------   --------        ------
  Total from investment
    operations                   (0.05)              (0.63)           0.94     (0.02)       1.82       4.37         (1.61)
                               -------             -------        --------   --------   --------   --------        ------
  LESS DIVIDENDS AND DISTRIBUTIONS:



  From net investment
   income                        (0.09)                 --          (0.06)     (0.11)     (0.06)     (0.03)            --
  From net realized
   gain on investments              --                  --          (0.01)     (1.54)     (1.79)     (0.07)            --
                               -------             -------        --------   --------   --------   --------        ------
  Total dividends and
   distributions                 (0.09)                 --          (0.07)     (1.65)     (1.85)     (0.10)            --
                               -------             -------        --------   --------   --------   --------        ------
  Net asset value at
   end of period                $16.16              $16.30          $16.93     $16.06     $17.73     $17.76        $16.16
                               =======             =======        ========   ========   ========   ========        ======
  Total investment
   return                        (0.38%)             (3.72%)(a)       5.83%      0.04%     10.35%     32.46%        (9.06%)(a)



  RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:



  Net investment income           0.46%               0.41%+          0.35%      0.51%      0.33%      0.36%         0.21%+
  Net expenses                    1.17%#              1.19%+#(c)      1.06%#     1.05%      0.98%      0.94%         1.42%+#
  Expenses (before
   reimbursement)                 1.29%#              1.22%+#(c)      1.06%#     1.05%      1.08%      1.14%         1.54%+#
  Portfolio turnover
   rate                             75%                 69%            114%        51%        81%        52%           75%
  Net assets at end of
   period (in 000's)           $51,231             $56,907         $67,401    $83,064   $124,525   $109,452            $0(b)

  * The Fund changed its fiscal year end from December 31 to October 31.
  ** Commencement of Operations.
  + Annualized.
  # Includes fees paid indirectly which amounted to 0.13% of average net assets for the year ended October 31, 2002 and fees paid indirectly which amounted to 0.15% of average net assets for the ten months ended October 31, 2001 and custodian fees and other expenses paid indirectly which amounted to 0.02% of average net assets for the year ended December 31, 2000.
(a) Total return is not annualized.
(b) Less than one thousand dollars.
(c) Restated.

FINANCIAL HIGHLIGHTS

SMALL CAP VALUE FUND
(Selected per share data and ratios)

                                                              NO-LOAD CLASS                                        SERVICE CLASS
                                               JANUARY 1, 2001                                                     JULY 1, 2002**
                              YEAR ENDED           THROUGH                   YEAR ENDED DECEMBER 31                   THROUGH
                           OCTOBER 31, 2002   OCTOBER 31, 2001*     2000         1999       1998         1997     OCTOBER 31, 2002
  Net asset value at
   beginning of period           $11.04             $10.65          $11.76       $11.93     $14.19       $13.47         $13.91
                               --------           --------        --------     --------   --------     --------       --------
  Net investment income
   (loss)                          0.15               0.08           (0.00)(a)     0.01      (0.00)(a)    (0.02)          0.00(a)
  Net realized and
   unrealized gain (loss)
   on investments                  0.50               0.31           (1.11)        0.35       0.42         4.40          (2.33)
                               --------           --------        --------     --------   --------     --------       --------
  Total from investment
   operations                      0.65               0.39           (1.11)        0.36       0.42         4.38          (2.33)
                               --------           --------        --------     --------   --------     --------       --------

  LESS DIVIDENDS AND DISTRIBUTIONS:



  From net investment
   income                         (0.11)                --              --        (0.01)        --           --             --
  From net realized gain
   on investments                    --                 --              --        (0.52)     (2.68)       (3.66)            --
                               --------           --------        --------     --------   --------     --------       --------
  Total dividends and
   distributions                  (0.11)                --              --        (0.53)     (2.68)       (3.66)            --
                               --------           --------        --------     --------   --------     --------       --------
  Net asset value at end
   of period                     $11.58             $11.04          $10.65       $11.76     $11.93       $14.19         $11.58
                               ========           ========        ========     ========   ========     ========       ========
  Total investment return          5.84%              3.66%(b)       (9.44%)       3.05%      3.40%       33.30%        (16.75%)(b)



  RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:



  Net investment income
   (loss)                          1.08%              0.70%++        (0.00%)+      0.05%     (0.00%)+     (0.12%)         0.83%++
  Net expenses                     1.26%#             1.23%++#(c)     1.21%#       1.18%#     1.14%#       1.14%#         1.51%++#
  Expenses (before
   reimbursement)                  1.27%#             1.23%++#(c)     1.21%#       1.18%#     1.14%#       1.14%#         1.52%++#
  Portfolio turnover rate           103%                77%            105%          56%        73%          55%           103%
  Net assets at end of
   period (in 000's)           $111,181           $108,105        $157,630     $251,229   $201,492     $189,965            $88

*   The Fund changed its fiscal year end from December 31 to October 31.
**   Commencement of Operations.
+   Less than 0.01% of average net assets.
++  Annualized.
# Includes fees paid indirectly which amounted to 0.07% of average net assets for the year ended October 31, 2002 and fees paid indirectly which amounted to 0.08% of average net assets for the ten months ended October 31, 2001 and custodian fees and other expenses paid indirectly which amounted to 0.02% for the year ended December 31, 2000 and less than 0.01% of average net assets for the other years indicated.
(a) Less than one cent per share.
(b) Total return is not annualized.
(c) Restated.

                                                            FINANCIAL HIGHLIGHTS

TAX-MANAGED EQUITY FUND
(Selected per share data and ratios)

                                                                       NO-LOAD
                                                                        CLASS               SERVICE CLASS
                                                                   APRIL 19, 2002*         APRIL 19, 2002*
                                                                       THROUGH                 THROUGH
                                                                   OCTOBER 31, 2002       OCTOBER 31, 2002
 Net asset value at beginning of period                                 $10.00                  $10.00
                                                                       -------                 -------
 Net investment income                                                    0.04                    0.03
 Net realized and unrealized loss on investments                         (1.56)                  (1.55)
                                                                       -------                 -------
 Total from investment operations                                        (1.52)                  (1.52)
                                                                       -------                 -------
 Net asset value at end of period                                        $8.48                   $8.48
                                                                       =======                 =======
 Total investment return                                                (15.20%)(a)             (15.20%)(a)

 RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:

 Net investment income                                                    0.94%+                  0.69%+
 Net expenses                                                             0.95%+                  1.20%+
 Expenses (before reimbursement)                                          1.39%+                  1.64%+
 Portfolio turnover rate                                                    35%                     35%
 Net assets at end of period (in 000's)                                $42,384                      $0(b)

  * Commencement of Operations.
  + Annualized.
(a) Total return is not annualized.
(b) Less than one thousand dollars.

FINANCIAL HIGHLIGHTS

                                                       ULTRA SHORT DURATION FUND
                                            (Selected per share data and ratios)

                                                            NO-LOAD CLASS
                                               JANUARY 1, 2001                                                  SERVICE CLASS
                                                   THROUGH                                                      JULY 1, 2002**
                              YEAR ENDED         OCTOBER 31,                YEAR ENDED DECEMBER 31                 THROUGH
                           OCTOBER 31, 2002         2001*           2000       1999       1998       1997      OCTOBER 31, 2002
  Net asset value at
   beginning of period          $10.04               $9.81          $9.81     $10.03     $10.00     $10.03          $10.04
                               -------             -------         ------     ------     ------     ------          ------
  Net investment income           0.24                0.43(b)        0.63       0.63       0.59       0.64            0.05
  Net realized and
   unrealized gain (loss)
   on investments                 0.03                0.19(b)         --       (0.22)      0.03      (0.03)           0.06
                               -------             -------         ------     ------     ------     ------          ------
  Total from investment
   operations                     0.27                0.62           0.63       0.41       0.62       0.61            0.11
                               -------             -------         ------     ------     ------     ------          ------
  Less dividends from net
   investment income             (0.20)              (0.39)         (0.63)     (0.63)     (0.59)     (0.64)          (0.04)
                               -------             -------         ------     ------     ------     ------          ------
  Net asset value at end
   of period                    $10.11              $10.04          $9.81      $9.81     $10.03     $10.00          $10.11
                               =======             =======         ======     ======     ======     ======          ======
  Total investment return         2.74%               6.42%(a)       6.59%      4.12%      6.27%      6.21%           1.13%(a)



  RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:



  Net investment income           2.70%               5.38%+(b)      6.30%      6.11%      6.20%      6.61%           2.45%+
  Net expenses                    0.20%               0.20%+         0.21%#     0.12%#     0.05%#     0.00%#          0.45%+
  Expenses (before
   reimbursement)                 0.69%               1.32%+         0.72%      0.65%      0.90%      0.82%           0.94%+
  Portfolio turnover rate           22%                 49%            45%        44%        36%        45%             22%
  Net assets at end of
   period (in 000's)           $62,161             $19,058         $6,864     $7,693     $8,721     $5,393             $13

  * The Fund changed its fiscal year end from December 31 to October 31.
  ** Commencement of Operations.
  + Annualized.
  # Includes custodian fees paid indirectly which amounted to 0.01%, 0.00%, less than 0.01%, 0.00% and less than 0.01% of average net assets, respectively.
(a) Total return is not annualized.
(b) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the ten months ended October 31, 2001 is shown below. Per share ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

                                                          NO-LOAD
                                                           CLASS
  Decrease net investment income                           ($0.01)
  Increase net realized and unrealized gains and losses      0.01
  Decrease ratio of net investment income                 (0.36%)

                                                            FINANCIAL HIGHLIGHTS

BALANCED FUND
(Selected per share data and ratios)

                                                              NO-LOAD CLASS                                      SERVICE CLASS
                                                 January 1, 2001                                                 July 1, 2002**
                                Year ended           through                 Year ended December 31                 through
                             October 31, 2002   October 31, 2001     2000       1999        1998       1997     October 31, 2002
  Net asset value at
   beginning of period            $20.78              $20.82         $19.53     $21.37      $22.15     $21.00        $21.41
                                 -------             -------        -------    -------    --------    -------        ------
  Net investment income             0.48                0.45(d)        0.55       0.58        0.61       0.66          0.11
  Net realized and
   unrealized gain (loss)
   on investments                   0.00(b)            (0.08)(d)       1.29      (0.68)       1.14       4.14         (1.03)
                                 -------             -------        -------    -------    --------    -------        ------
  Total from investment
   operations                       0.48                0.37           1.84      (0.10)       1.75       4.80         (0.92)
                                 -------             -------        -------    -------    --------    -------        ------
  LESS DIVIDENDS AND
    DISTRIBUTIONS:



  From net investment
   income                          (0.44)              (0.41)         (0.55)     (0.58)      (0.61)     (0.66)        (0.08)
  From net realized gain
   on investments                  (0.41)                --             --       (1.16)      (1.92)     (2.99)          --
                                 -------             -------        -------    -------    --------    -------        ------
  Total dividends and
   distributions                   (0.85)              (0.41)         (0.55)     (1.74)      (2.53)     (3.65)        (0.08)
                                 -------             -------        -------    -------    --------    -------        ------
  Net asset value at end
   of period                      $20.41              $20.78         $20.82     $19.53      $21.37     $22.15        $20.41
                                 =======             =======        =======    =======    ========    =======        ======
  Total investment return           2.18%               1.80%(a)       9.64%     (0.36%)      8.03%     23.40%        (4.30%)(a)



  RATIOS (TO AVERAGE NET
    ASSETS)/ SUPPLEMENTAL
    DATA:



  Net investment income             2.30%               2.59%+(d)      2.77%      2.61%       2.76%      2.85%         2.05%+
  Net expenses                      0.96%#              1.03%+#(c)     0.95%#     0.94%       0.87%      0.84%#        1.21%+#
  Expenses (before
   reimbursement)                   1.02%#              1.05%+#(c)     0.95%#     0.94%       0.97%      1.04%#        1.27%+#
  Portfolio turnover rate             62%                 48%            73%        33%         70%        47%           62%
  Net assets at end of
   period (in 000's)             $83,906             $64,086        $65,309    $77,169    $128,865    $84,246            $5

  * The Fund changed its fiscal year end from December 31 to October 31.
  ** Commencement of Operations.
  # Includes other expenses paid indirectly which amounted to 0.02% of average net assets for the year ended October 31, 2002 and fees paid indirectly which amounted to 0.09% of average net assets for the ten months ended October 31, 2001 and custodian fees and other expenses paid indirectly which amounted to 0.01% and less than 0.01% of average net assets, as of December 31, 2000 and December 31, 1997, respectively.
  + Annualized.
(a) Total return is not annualized.
(b) Less than one cent per share.
(c) Restated.
(d) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the ten months ended October 31, 2001 is shown below. Per share ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

                                                          NO-LOAD
                                                           CLASS
  Decrease net investment income                          ($0.02)
  Increase net realized and unrealized gains and losses     0.02
  Decrease ratio of net investment income                  (0.09%)

No dealer, salesman or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus and in the related Statements of Additional Information, in connection with the offer contained in this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by Eclipse or the Distributor. This Prospectus and the related Statements of Additional Information do not constitute an offer by Eclipse or by the Distributor to sell or a solicitation of any offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer in such jurisdiction.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
Provides more details about the Funds. The current SAI for Eclipse Funds and Eclipse Funds Inc. are incorporated by reference into this Prospectus and have been filed with the SEC.

ANNUAL/SEMIANNUAL REPORTS
Provide additional information about the Funds' investments and include discussions of market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year.

TO OBTAIN INFORMATION:
The SAI and the Funds' Annual and Semiannual Reports are available, without charge, upon request. To request a copy of the SAI or the Funds' Annual and Semiannual Reports, write to NYLIFE Distributors Inc., attn: Eclipse Marketing Dept., NYLIM Center, 169 Lackawanna Avenue, Parsippany, N.J. 07054, or call toll-free 1-866-2ECLIPSE (1-866-232-5477).

You can also review and copy information about the Funds (including the SAI) by visiting the SEC's Public Reference Room in Washington, D.C. (phone 1-202-942-8090). This information is available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at PUBLICINFO@SEC.GOV, or by sending your written request and duplicating fee to the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

NYLIFE DISTRIBUTORS INC.
NYLIM Center
169 Lackawanna Avenue
Parsippany, New Jersey 07054
NYLIFE Distributors Inc. is the Distributor of the Eclipse Funds.

ECLIPSE FUNDS
SEC File Number: 811-06175 (Eclipse Funds Inc.)
SEC File Number: 811-04847 (Eclipse Funds)

[ECLIPSE LOGO]

[RECYCLE LOGO]

       For more information about the Funds call toll free 1-866-2ECLIPSE
                                (1-866-232-5477)                     EC01L-12/02
                 or visit our website at www.eclipsefunds.com.

                               ECLIPSE FUNDS INC.
                                  ECLIPSE FUNDS

                    SUPPLEMENT DATED DECEMBER 30, 2002 TO THE

                       STATEMENT OF ADDITIONAL INFORMATION

                 DATED MARCH 1, 2002, AS REVISED ON JULY 1, 2002

                                       FOR

                                 L CLASS SHARES

                                       OF

                          ECLIPSE INDEXED EQUITY FUND+
                           ECLIPSE MID CAP VALUE FUND
                          ECLIPSE SMALL CAP VALUE FUND
                         ECLIPSE TAX-MANAGED EQUITY FUND
                          ECLIPSE CORE BOND PLUS FUND+
                          ECLIPSE SHORT TERM BOND FUND+
                      ECLIPSE ULTRA SHORT DURATION FUND* +
                           ECLIPSE ASSET MANAGER FUND
                              ECLIPSE BALANCED FUND

                                  NYLIM CENTER

               169 LACKAWANNA AVENUE, PARSIPPANY, NEW JERSEY 07054

      This Supplement updates certain information contained in the above-referenced Statement of Additional Information ("SAI") of Eclipse Funds Inc. (the "Company") and Eclipse Funds (the "Trust") pertaining to certain portfolios of the Company and the Trust offering L Class shares: the Eclipse Indexed Equity Fund, Eclipse Mid Cap Value Fund, Eclipse Small Cap Value Fund, Eclipse Tax-Managed Equity Fund, Eclipse Core Bond Plus Fund, Eclipse Short Term Bond Fund, Eclipse Ultra Short Duration Fund, Eclipse Asset Manager Fund, and Eclipse Balanced Fund (the "Funds"). You may obtain a copy of the SAI, free of charge, by writing to NYLIFE Distributors Inc., attn: Eclipse Marketing Dept., NYLIM Center, 169 Lackawanna Ave., Parsippany, New Jersey 07054.


--------
+     L Class shares are not currently being offered by this Fund.

* Effective December 16, 2002, the Fund changed its name from the "Eclipse Ultra Short Term Income Fund" to the "Eclipse Ultra Short Duration Fund."

      1. THE FOLLOWING REPLACES, IN ITS ENTIRETY, THE FOURTH PARAGRAPH ON THE COVER PAGE OF THE SAI:

      The financial statements of each of the Company and the Trust, including the Financial Highlights for each of the periods presented appearing in the 2001 Annual Report to Shareholders and the Report to Shareholders thereon of PricewaterhouseCoopers LLP, independent accountants, appearing therein and the unaudited financial statements of each of the Company and the Trust for the six-month period ending April 30, 2002 appearing in the Semiannual Report to Shareholders and the Report to Shareholders thereon dated April 30, 2002 are incorporated by reference into this SAI.

      2. THE FOLLOWING REPLACES, IN ITS ENTIRETY, THE TWO PARAGRAPHS FOLLOWING THE TABLE ENTITLED, "COMPENSATION TABLE FOR TRUSTEES OF THE TRUST," ON PAGE 64 OF THE SAI:

      As of November 30, 2002, the Directors and officers of the Company as a group owned less than 1% of the outstanding shares of any class of common stock of each of the Funds of the Company.

      As of November 30, 2002, the Trustees and officers of the Trust as a group owned less than 1% of the outstanding shares of any class of beneficial interest of each of the Funds of the Trust.

      3. THE FOLLOWING SHOULD BE INSERTED AFTER THE SECTION ON PAGE 74 OF THE SAI ENTITLED, "THE MANAGER, THE SUBADVISOR AND THE DISTRIBUTOR -- SHAREHOLDER SERVICES PLAN; SERVICE FEES":

      DISTRIBUTION PLANS

      The Funds offering L Class shares have adopted plans of distribution for L Class Shares pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plans"). Under the 12b-1 Plans, the L Class shares of a Fund pay distribution and service fees to the Distributor as compensation for distribution and/or service activities related to that class of shares and its shareholders. Because these fees are paid out of a Fund's assets on an on-going basis, over time these fees will increase the cost of an investment and may cost a shareholder more than paying other types of sales charges. The 12b-1 Plans provide that the distribution and/or service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor. Authorized distribution expenses include the Distributor's interest expense and profit. The Distributor anticipates that its actual expenditures will substantially exceed the distribution fee received by it during the early years of the operation of a 12b-1 Plan. For example, the Distributor will advance to dealers who sell L Class shares of the Funds an amount equal to 1% of the aggregate NAV of the shares sold. Dealers meeting certain criteria established by the Distributor, which may be changed from time to time, may receive additional compensation. In addition, the Distributor may make payments quarterly to dealers in an amount up to 1.00% in an annualized basis of the average NAV of the L Class shares which are attributable to shareholders for whom the dealers are designated as dealers of record. In later years, its expenditures may be less than the distribution fee, thus enabling the Distributor to realize a profit in those years.

      If the 12b-1 Plans for the Funds are terminated, the Funds will owe no payments to the Distributor other than fees accrued but unpaid on the termination date. The 12b-1 Plans may be terminated by specific action of the Board or shareholders. 12b-1 Plan revenues may be used to reimburse third parties which provide various services to shareholders who are participants in various retirement plans. These services include aggregating and processing purchase and redemption orders for participant shareholders, processing dividend payments, forwarding shareholder communications, and recordkeeping. Persons selling or servicing different classes of shares of the Funds may receive different compensation with respect to one particular class of shares as opposed to another in the same Fund. The Distributor, at its expense, also may from time to time provide additional promotional incentives to dealers who sell Fund shares.

      Under the 12b-1 Plans, each Fund's L Class shares pay a monthly distribution fee to the Distributor at the annual rate of 0.75% of the average daily net assets attributable to each Fund's L Class shares. Pursuant to the 12b-1 Plans, the L Class shares also pay a service fee to the Distributor at the annual rate of 0.25% of the average daily net assets attributable to each Fund's L Class shares.

      Each 12b-1 Plan shall continue in effect from year to year, provided such continuance is approved at least annually by the Board Members or by a vote of a majority of the outstanding voting securities of each of the Funds (as defined in the 1940 Act and the rules thereunder) and, in either case, by a majority of the Independent Board Members. No 12b-1 Plan may be amended to increase materially the amount to be spent for the services described therein without approval of the shareholders of the affected class of shares of a Fund, and all material amendments of each 12b-1 Plan must also be approved by the Board in the manner described above. Each 12b-1 Plan may be terminated at any time, without payment of any penalty, by vote of a majority of the Independent Board Members, or by a vote of a majority of the outstanding voting securities of the affected Fund (as defined in the 1940 Act) on not more than 30 days' written notice to any other party to the 12b-1 Plan. So long as any 12b-1 Plan is in effect, the selection and nomination of Board Members who are not such interested persons has been committed to those Board Members who are not such interested persons. The Board Members have determined that, in their judgment, there is a reasonable likelihood that each 12b-1 Plan will benefit the respective Fund and its shareholders. Pursuant to the 12b-1 Plans, the Distributor shall provide the Company and the Trust for review by the Board, and the Board shall review at least quarterly, a written report of the amounts expended under each 12b-1 Plan and the purpose for which such expenditures were made. In the Board Members' quarterly review of each 12b-1 Plan, they will consider its continued appropriateness and the level of compensation provided therein.

      Pursuant to a rule of the National Association of Securities Dealers, Inc., the amount which a Fund may pay for distribution expenses, excluding service fees, is limited to 6.25% of the gross sales of the Fund's shares since inception of the Fund's 12b-1 Plan, plus interest at the prime rate plus 1% per annum (less any contingent deferred sales charges paid by shareholders to the Distributor or distribution fee (other than service fees) paid by the Funds to the Distributor).

      Because the L Class shares of the Funds have not been offered as of the date of this SAI, no distribution and service fees under the 12b-1 Plans have been paid to date.

      4. THE FOLLOWING REPLACES, IN ITS ENTIRETY, THE SECOND PARAGRAPH OF THE SECTION ENTITLED, "PERFORMANCE INFORMATION," ON PAGE 94 OF THE SAI:

      L Class shares were first offered by the Eclipse Mid Cap Value Fund, Eclipse Small Cap Value Fund, Eclipse Tax-Managed Equity Fund, Eclipse Core Bond Plus Fund, Eclipse Short Term Bond Fund, Eclipse Ultra Short Duration Fund, Eclipse Asset Manager Fund, and Eclipse Balanced Fund on December 31, 2002. Therefore, performance data for the L Class shares for periods prior to that date is not available . Performance data shown for the L Class shares includes the historical performance of a Class of shares not offered in the related L Class Prospectus (the "No-Load Class shares") from inception to date, and has been calculated based on the historical performance of the Funds' No-Load Class shares. Net of the sales charges and 12b-1 fees applicable to L Class shares, the No-Load Class shares and the L Class shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. Annual returns for the L Class shares would be lower because of sales charges and fees. The Eclipse Indexed Equity Fund, Eclipse Core Bond Plus Fund and the Eclipse Ultra Short Duration Fund do not currently offer L Class shares.

      Certain Funds began offering Service Class shares on January 1, 1995, while others began offering Service Class shares on July 1, 2002. Thus, the performance figures for Service Class shares prior to these dates have been calculated based on the historical performance of the Funds' No-Load Class shares from inception through December 31, 1994 for some Funds and through July 1, 2002 for the remaining Funds with the exception of the Eclipse Tax Managed Equity Fund which began offering both No-Load Class shares and Service Class shares on April 19, 2002.

      5. THE FOLLOWING TABLE REPLACES THE TABLE SHOWING YIELD INFORMATION OVER A 30-DAY PERIOD ON PAGE 96 OF THE SAI IN THE SECTION ENTITLED, "PERFORMANCE INFORMATION":

      For the 30-day period ended April 30, 2002, the yield of each of the following Funds was:

               FUND                      NO-LOAD CLASS      SERVICE CLASS
               ----                      -------------      -------------
Eclipse Core Bond Plus Fund                  5.87%               N/A

Eclipse Short Term Bond Fund                 3.24%              2.99%

Eclipse Ultra Short Duration Fund(1)         2.96%               N/A

--------
(1)   The inception date of the Service Class shares is July 1, 2002.

      6. THE FOLLOWING TABLE REPLACES THE TABLE SHOWING AVERAGE ANNUAL TOTAL RETURNS OF THE COMPANY'S FUNDS FOR ONE-YEAR, FIVE-YEAR, AND TEN-YEAR PERIODS ON PAGE 98 OF THE SAI IN THE SECTION ENTITLED, "PERFORMANCE INFORMATION":

      The average annual total return of the Company's Funds for the one-year, five-year, and ten-year periods ended April 30, 2002 and since inception were as follows:

                                    ONE YEAR      FIVE YEARS     TEN YEARS
                                     ENDED          ENDED          ENDED
                                    APRIL 30,      APRIL 30,      APRIL 30,        SINCE
             FUND                     2002           2002           2002         INCEPTION
             ----                     ----           ----           ----         ---------
Eclipse Indexed Equity Fund
    No-Load Class(1)                 -12.82%         7.42%          11.90%          13.02%
    Service Class(2)                 -13.03%         7.16%          11.71%          12.85%

Eclipse Tax-Managed Equity Fund(4)     N/A            N/A            N/A            -4.60%
    No-Load Class                      N/A            N/A            N/A            -4.60%
    Service Class

Eclipse Core Bond Plus Fund(3)
    No-Load Class                     6.16%           N/A            N/A            5.78%

Eclipse Short Term Bond Fund
    No-Load Class(1)                  4.83%          5.87%          5.63%           6.04%
    Service Class(2)                  4.49%          5.59%          5.44%           5.86%

Eclipse Asset Manager Fund
    No-Load Class(1)                  -4.29%         8.53%          10.70%          10.95%
    Service Class(2)                  -4.54%         8.27%          10.51%          10.78%

--------
(1)   The inception date of the No-Load Class shares is January 2, 1991.

(2) Performance figures for the Service Class shares, first offered to the public on January 1, 1995, include the historical performance of the No-Load Class from these Funds' inception on January 2, 1991 through December 31, 1994.

(3) Because the Eclipse Core Bond Plus Fund did not commence investment operations until January 2, 2001, the Fund does not have performance history for periods prior to that date.

(4) Because the Eclipse Tax-Managed Equity Fund did not commence investment operations until April 19, 2002, it does not have performance history for periods prior to that date. Total Return is not annualized.

(5)   The inception date of the Service Class shares is July 1, 2002.


      7. THE FOLLOWING FOUR TABLES REPLACE THE FOUR TABLES ON PAGE 99 OF THE SAI SHOWING AVERAGE ANNUAL TOTAL RETURNS AND PRINCIPAL ONLY PERFORMANCE OF THE TRUST'S FUNDS FOR ONE-YEAR, FIVE-YEAR, AND TEN-YEAR PERIODS IN THE SECTION ENTITLED, "PERFORMANCE INFORMATION":

      The following are average annual total return and principal only performance for the indicated time periods for the Trust's Funds.

                                 ONE YEAR              FIVE YEARS              INCEPTION
 ECLIPSE MID CAP VALUE             ENDED                  ENDED           (DECEMBER 27, 1994)
         FUND:                APRIL 30, 2002         APRIL 30, 2002        TO APRIL 30, 2002
         -----                --------------         --------------        -----------------
    Average Annual
     Total Return                 11.34%                 10.98%                14.51%

                                 ONE YEAR              FIVE YEARS               TEN YEARS
   ECLIPSE SMALL CAP               ENDED                  ENDED                   ENDED
      VALUE FUND:             APRIL 30, 2002         APRIL 30, 2002         TO APRIL 30, 2002
      -----------             --------------         --------------         -----------------
    Average Annual
     Total Return                 20.90%                 11.46%                13.05%


                                 ONE YEAR              FIVE YEARS              INCEPTION
ECLIPSE ULTRA SHORT                ENDED                  ENDED           (DECEMBER 27,1994)
   DURATION FUND:             APRIL 30, 2002         APRIL 30, 2002        TO APRIL 30, 2002
   --------------             --------------         --------------        -----------------
    Average Annual
     Total Return                  4.41%                  5.74%                 5.95%

                                 ONE YEAR              FIVE YEARS              TEN YEARS
 ECLIPSE BALANCED                  ENDED                  ENDED                  ENDED
       FUND:                  APRIL 30, 2002         APRIL 30, 2002        TO APRIL 30, 2002
---------------------      -------------------    -------------------  ---------------------
    Average Annual
     Total Return                  9.47%                  9.75%                11.23%

      8. THE FOLLOWING TABLE REPLACES THE TABLE SHOWING AVERAGE ANNUAL TOTAL RETURNS AFTER TAXES ON DISTRIBUTIONS AND AFTER TAXES ON DISTRIBUTIONS AND REDEMPTIONS OF FUND SHARES FOR EACH CLASS OF EACH FUND FOR ONE-YEAR, FIVE-YEAR, TEN-YEAR PERIODS AND SINCE EACH FUND'S INCEPTION ON PAGE 101 OF THE SAI IN THE SECTION ENTITLED, "PERFORMANCE INFORMATION":

      The average annual total returns (after taxes on distributions and after taxes on distributions and redemption of Fund shares) of the Funds for the one-year, five-year, and ten-year periods ended April 30, 2002 and since inception were as follows:

                                                             RETURN AFTER TAXES               RETURN AFTER TAXES ON DISTRIBUTIONS
               AS OF 04/30/02                                 ON DISTRIBUTIONS                      AND SALE OF FUND SHARES
                                                              ----------------                      -----------------------
                                                                                   SINCE                                     SINCE
                   FUND                            1 YEAR    5 YEARS   10 YEARS  INCEPTION   1 YEAR    5 YEARS   10 YEARS  INCEPTION
                   ----                            ------    -------   --------  ---------   ------    -------   --------  ---------
Eclipse Indexed Equity Fund-No-Load Class         -14.07%      6.01%     10.50%    11.67%    -6.96%      5.96%      9.73%    10.83%
Eclipse Indexed Equity Fund-Service Class(4)      -14.24%      5.83%     10.36%    11.55%    -7.09%      5.78%      9.59%    10.71%

Eclipse Mid Cap Value Fund-No-Load Class            11.13%     9.94%       N/A     13.03%      6.95%     8.86%       N/A     11.73%
Eclipse Mid Cap Value Fund-Service Class(1)           N/A       N/A        N/A       N/A        N/A       N/A        N/A       N/A

Eclipse Small Cap Value Fund-No-Load Class          20.47%     9.31%     10.02%     8.78%     12.79%     9.03%      9.79%     8.54%
Eclipse Small Cap Value Fund-Service Class(1)         N/A       N/A        N/A       N/A        N/A       N/A        N/A       N/A

Eclipse Tax-Managed Equity Fund-No-Load
Class(3)                                              N/A       N/A        N/A    -4.60%        N/A       N/A        N/A    -2.82%

Eclipse Tax-Managed Equity Fund-Service
Class(3)                                              N/A       N/A        N/A    -4.60%        N/A       N/A        N/A    -2.82%

Eclipse Core Bond Plus Fund-No-Load Class(2)         2.78%      N/A        N/A      3.23%      3.73%      N/A        N/A      3.39%

Eclipse Short Term Bond Fund-No-Load Class           2.58%     3.16%      2.79%     3.38%      2.93%     3.33%      3.04%     3.52%
Eclipse Short Term Bond Fund-Service Class(4)        2.37%     2.99%      2.67%     3.27%      2.73%     3.16%      2.92%     3.41%

Eclipse Ultra Short Duration Fund - No-Load
Class                                                2.95%     3.38%       N/A      3.58%      2.68%     3.40%       N/A      3.57%
Eclipse Ultra Short Duration Fund-Service
Class(1)                                              N/A       N/A        N/A       N/A        N/A       N/A        N/A       N/A

Eclipse Asset Manager Fund - No-Load Class         -5.10%      5.21%      7.63%     8.09%    -2.64%      5.93%      7.67%     8.03%
Eclipse Asset Manager Fund - Service Class (4)     -5.25%      5.04%      7.51%     7.98%    -2.79%      5.77%      7.55%     7.92%

Eclipse Balanced Fund - No-Load Class                7.79%     7.32%      8.53%     8.41%      5.87%     7.14%      8.17%     8.05%
Eclipse Balanced Fund - Service Class(1)              N/A       N/A        N/A       N/A        N/A       N/A        N/A       N/A

----------
(1)   This Fund commenced offering Service Class shares on July 1, 2002.

(2)   This Fund does not currently offer Service Class shares.

(3) Because the Eclipse Mid Cap Value Fund and Eclipse Ultra Short Duration Fund each commenced investment operations on December 27, 1994, ten year performance information for those Funds is not available. Because the Eclipse Core Bond Plus Fund did not commence investment operations until January 2, 2001, it does not have performance history for periods prior to that date. Similarly, because the Eclipse Tax-Managed Equity Fund did not commence investment operations until April 19, 2002, it does not have performance history for periods prior to that date.

(4) Performance figures for the Service Class shares, first offered to the public on January 1, 1995, include the historical performance of the No-Load Class from these Funds' inception on January 2, 1991 through December 31, 1994.

      9. THE FOLLOWING REPLACES, IN ITS ENTIRETY, THE INFORMATION IN THE SECTION ENTITLED, "OTHER INFORMATION -- CAPITALIZATION," ON PAGE 103 OF THE SAI:

CAPITALIZATION

      The Funds are separate portfolios of the Company and the Trust. In addition to the L Class shares, the Funds offer two Classes of shares, the No-Load Class shares and the Service Class shares and the Eclipse Money Market Fund (a fund not offered in this SAI or the related Prospectus) offers an additional Class of shares, the Sweep Shares. The Board may establish additional portfolios (with different investment objectives and fundamental policies) at any time in the future. Establishment and offering of additional portfolios will not alter the rights of Eclipse's then-current shareholders. When issued, shares are fully paid, non-assessable, redeemable, and freely transferable.

      6. THE FOLLOWING REPLACES, IN ITS ENTIRETY, THE INFORMATION BEGINNING ON PAGE 103 OF THE SAI IN THE SECTION ENTITLED, "OTHER INFORMATION -- CONTROL PERSONS AND BENEFICIAL SHARE OWNERSHIP OF THE FUNDS":

CONTROL PERSONS AND BENEFICIAL SHARE OWNERSHIP OF THE FUNDS

      The number of shares of beneficial interest outstanding for each Fund offering L Class shares that is a series of the Trust, as of November 30, 2002, is as follows:

                      FUND                            NUMBER OF SHARES OUTSTANDING
                      ----                            ----------------------------
                                              NO-LOAD CLASS SHARES      SERVICE CLASS SHARES
                                              --------------------      --------------------
Eclipse Mid Cap Value Fund                          3,141,817                      10
Eclipse Small Cap Value Fund                        9,318,036                   8,884
Eclipse Ultra Short Term Duration Fund              6,168,994                   1,307
Eclipse Balanced Fund                               4,126,098                     225

      The number of shares of common stock outstanding for each Fund offering L Class shares that is a series of the Company, as of November 30, 2002, is as follows:

                      FUND                             NUMBER OF SHARES OUTSTANDING
                      ----                             ----------------------------
                                              NO-LOAD CLASS SHARES      SERVICE CLASS SHARES
                                              --------------------      --------------------
Eclipse Indexed Equity Fund                        25,635,315                 6,355,573
Eclipse Tax-Managed Equity Fund                     5,000,025                        25
Eclipse Core Bond Plus Fund                         3,768,370                       N/A(1)
Eclipse Short Term Bond Fund                        3,948,490                    79,775
Eclipse Asset Manager Fund                         36,618,069                 2,132,826

-----------
(1) The Eclipse Core Bond Plus Fund does not currently offer Service Class shares

      The following tables set forth information concerning beneficial and record ownership as of November 30, 2002, of each person who beneficially or of record owned 5% or more of the shares of a Fund of the Company or the Trust that offers L Class shares:(1)

                                         NO-LOAD CLASS
                                         -------------
                                                                           NUMBER OF SHARES &
                  FUND                         SHAREHOLDER                      % OWNED
                  ----                         -----------                      -------
Eclipse Indexed Equity Fund            New York Life Trust Company          16,925,686.9070
                                       Client Accounts
                                       51 Madison AV, Rm. #117A                       66.02%
                                       New York, NY 10010-1603

Eclipse Indexed Equity Fund            New York Life Progress -Sharing       3,564,019.7130
                                       Investment Plan Program
                                       c/o Anne Pollack                               13.90%
                                       51 Madison AV, Rm. 1305
                                       New York, NY 10010-1603

Eclipse Mid Cap Value Fund             American Express Trust Co             2,485,158.3120
                                       American Express Retirement Serv.
                                       FBO NIBCO 401K                                 79.10%
                                       Attn: Chris Hunt N10/996
                                       PO Box 534
                                       Minneapolis, MN 55440-0534

Eclipse Small Cap Value Fund           New York Life Progress -Sharing       1,126,658.1300
                                       Investment Plan Program
                                       c/o Anne Pollack                               12.09%
                                       51 Madison AV, Rm. 1305
                                       New York, NY 10010-1603

Eclipse Small Cap Value Fund           Charles Schwab & Company Inc          1,592,815.3860
                                       Attn: Mutual Fund Dept.
                                       101 Montgomery Street                          17.09%
                                       San Francisco, CA 94104-4122

                                         NO-LOAD CLASS
                                         -------------
                                                                           NUMBER OF SHARES &
                  FUND                         SHAREHOLDER                      % OWNED
                  ----                         -----------                      -------
Eclipse Small Cap Value Fund           Masonic Charity Foundation              534,945.7490
                                       TCM Special Purpose
                                       c/o Bankers Trust NY                            5.74%
                                       Attn:  Eva Hayka
                                       34 Exchange PL, Mailbox Stop 3029
                                       Jersey City, NJ  07302-3885

Eclipse Small Cap Value Fund           National  Financial Services Corp     2,277,649.8730
                                       200 Liberty ST
                                       One World Financial Center                     24.44%
                                       New York, NY 10281-1009

Eclipse Small Cap Value Fund           New York Life Trust Company             506,826.6510
                                       51 Madison AV, Rm. 117A
                                       New York, NY  10010-1603                        5.44%

Eclipse Tax-Managed Equity Fund        New York Life Insurance Co            5,000,000.0000
                                       c/o Richard Schwartz
                                       51 Madison AV, Rm. 201                           100%
                                       New York, NY 10010-1603

Eclipse Core Bond Plus Fund            New York Life Insurance Co.           2,500,000.0000
                                       c/o Richard Schwartz
                                       51 Madison AV, Rm. 201                         66.34%
                                       New York, NY 10010-1603

Eclipse Core Bond Plus Fund            Summership & Co W13B                    243,811.8590
                                       Michael Panaro, Vice Pres.
                                       100 Franklin ST                                 6.47%
                                       Boston, MA  02110-1401

Eclipse Core Bond Plus Fund            Summership & Co W13D                    343,475.6600
                                       Michael Panaro , Vice Pres.
                                       100 Franklin ST                                 9.11%
                                       Boston, MA  02110-1401

Eclipse Core Bond Plus Fund            Summership & Co W13E                    204,635.5860
                                       Michael Panaro , Vice Pres.
                                       100 Franklin ST                                 5.43%
                                       Boston, MA  02110-1401

Eclipse Core Bond Plus Fund            Summership & Co W13H                    263,916.2050
                                       Michael Panaro , Vice Pres.
                                       100 Franklin ST                                 7.00%
                                       Boston, MA  02110-1401

Eclipse Short Term Bond Fund           New York Life Insurance Co            1,110,964.7630
                                       Lifestyles SA# 20
                                       Attn:  Carol Meyer                             28.14%
                                       169 Lackawanna AV
                                       Parsippany, NJ 07054-1007

Eclipse Short Term Bond Fund           Charles Schwab & Co Inc                 379,192.0620
                                       Spl Cstdy A/C for Bnft Cust
                                       c/o Steven Sears                                9.60%
                                       Attn Mutual Funds - 101 Montgomery
                                       San Francisco, CA 94104

Eclipse Short Term Bond Fund           New York Life Progress -Sharing       1,034,318.4040
                                       Investment Plan Program
                                       c/o Anne Pollack                               26.20%
                                       51 Madison AV, Rm. 1305
                                       New York, NY 10010-1603

Eclipse Ultra Short Duration Fund      New York Life Insurance Co            4,991,420.9500
                                       Richard Schwartz Senior
                                       Managing Director                              80.91%
                                       51 Madison AV
                                       New York, NY 10010-1603

Eclipse Ultra Short Duration Fund      FTC & Co                                396,396.1310
                                       Attn:  Datlynx House Acct.
                                       PO Box 173136                                   6.43%
                                       Denver, CO  80217-3136

Eclipse Asset Manager Fund             New York Life Insurance Co           11,896,456.4740
                                       c/o Richard Schwartz
                                       51 Madison AV, Rm. 201                         32.49%
                                       New York, NY 10010-1603

                                         NO-LOAD CLASS
                                         -------------
                                                                           NUMBER OF SHARES &
                  FUND                         SHAREHOLDER                      % OWNED
                  ----                         -----------                      -------
Eclipse Asset Manager Fund             New York Life Trust Company          12,440,491.2390
                                       Client Accounts
                                       51 Madison AV, Rm. #117A                       33.97%
                                       New York, NY 10010-1603

Eclipse Asset Manager Fund             New York Life Progress-Sharing        3,966,668.1410
                                       Investment Plan Program
                                       c/o Anne Pollack                               10.83%
                                       51 Madison AV, Rm. 1305
                                       New York, NY 10010-1603

Eclipse Balanced Fund                  FTC & Co                                301,462.8630
                                       Attn:  Datlynx House Acct
                                       PO Box 173136                                   7.31%
                                       Denver, CO  80217-3136

---------
(1) L Class shares were first offered by the Funds on December 31, 2002. Accordingly, no person held beneficially or of record 5% or more of the L Class shares prior to that date.

                                         SERVICE CLASS
                                         -------------
                                                                           NUMBER OF SHARES &
                  FUND                         SHAREHOLDER                      % OWNED
                  ----                         -----------                      -------
Eclipse Indexed Equity Fund            FTC & Co                              1,191,892.8710
                                       ATTN:  Datalynx & Co.
                                       House Account                                  18.75%
                                       PO Box 173736
                                       Denver, CO  80217-3736

Eclipse Indexed Equity Fund            New York Life Trust Company           4,060,401.8850
                                       Client Accounts
                                       51 Madison AV, Rm. #117A                       63.89%
                                       New York, NY 10010-1603

Eclipse Mid Cap Value Fund             Boston Financial Data Services                1.4250
                                       Dividend Cash Audit Account
                                       NYL Investment Mgmt. LLC A/C #1                14.39%
                                       Eclipse Mid Cap Fund SVS Class
                                       2 Heritage DR., Fl. 2
                                       North Quincy, MA  02171-2144

Eclipse Mid Cap Value Fund             Boston Financial Data Services                1.4250
                                       Dividend Reinvest Audit Account
                                       NYL Investment Mgmt. LLC A/C #2                14.39%
                                       Eclipse Mid Cap Fund SVS Class
                                       2 Heritage DR., Fl. 2
                                       North Quincy, MA  02171-2144

Eclipse Mid Cap Value Fund             Boston Financial Data Services                1.4250
                                       Fiduciary Audit Account
                                       NYL Investment Mgmt. LLC A/C #4                14.39%
                                       Eclipse Mid Cap Fund SVS Class
                                       2 Heritage DR., Fl. 2
                                       North Quincy, MA  02171-2144

Eclipse Mid Cap Value Fund             NYLIFE Distributors Inc                       5.6270
                                       c/o Al Leier
                                       169 Lackawanna Ave.                            56.83%
                                       Parsippany, NJ 07054-1007

Eclipse Small Cap Value Fund           DESCO Federal Credit Union                7,958.2560
                                       c/o Richard Powell CEO
                                       Desco Federal Credit Union                     89.58%
                                       PO Box 1546
                                       Portsmouth, OH 45662-1546

Eclipse Small Cap Value Fund           NFSC FEBO #N24-008060                       793.0210
                                       NFSC/EMTC IRA Rollover
                                       FBO James E. Sedgwick                           8.93%
                                       1405 Maplewood Drive
                                       Normal, IL  61761-3940

Eclipse Tax-Managed Equity Fund        Boston Financial Data Services                5.0920
                                       Dividend Cash Audit Account
                                       Eclipse Funds A/C #1                           20.15%
                                       Eclipse Tax Managed Equity Svs. Cl.
                                       2 Heritage DR., Fl. 8
                                       North Quincy, MA  02171-2144

Eclipse Tax-Managed Equity Fund        Boston Financial Data Services                5.0920
                                       Dividend Reinvest Audit Account
                                       Eclipse Funds A/C #2                           20.15%
                                       Eclipse Tax Managed Equity Svs. Cl.
                                       2 Heritage DR., Fl. 8
                                       North Quincy, MA  02171-2144

Eclipse Tax-Managed Equity Fund        Boston Financial Data Services                5.0920
                                       Fiduciary Audit Account
                                       Eclipse Funds A/C 4                            20.15%
                                       Eclipse Tax Managed Equity Svs. Cl.
                                       2 Heritage DR., Fl. 8
                                       North Quincy, MA  02171-2144

Eclipse Tax-Managed Equity Fund        NYLIFE Distributors                          10.0000
                                       Attn:  Albert W. Leier
                                       169 Lackawanna Ave                             39.56%
                                       Parsippany, NJ 07054-1007

                   PART B. STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information dated March 1, 2002, as revised on July 1, 2002 and included as part of the registration statement on Form N-1A filed with the Securities and Exchange Commission on May 3, 2002 (Eclipse Funds Inc. File Nos. 33-36962 and 811-06175 and Eclipse Funds File Nos. 33-08865 AND 811-04847) is herein incorporated by reference.


                            PART C. OTHER INFORMATION

ITEM 23. EXHIBITS

a.      Charter Documents

        I.      Eclipse Funds Inc.

        (1)     Articles of Incorporation of Eclipse Funds Inc. (1)

        (2) Articles Supplementary to Articles of Incorporation of Eclipse Funds Inc. (2)

        (3) Articles of Amendment to Articles of Incorporation of Eclipse Funds Inc. (4)

        (4) Form of Articles Supplementary to Articles of Incorporation of Eclipse Funds Inc. (6)

        (5) Articles of Amendment to Articles of Incorporation of Eclipse Funds Inc. (7)

        (6) Form of Articles Supplementary to Articles of Incorporation of Eclipse Funds Inc. (12)

        (7) Articles Supplementary to Articles of Incorporation of Eclipse Funds Inc. (22)

        (8) Articles of Amendment to Articles of Incorporation of Eclipse Funds Inc. (22)

        (9) Articles Supplementary to Articles of Incorporation of Eclipse Funds Inc. (25)

        II.     Eclipse Funds:

        (1)     Agreement and Declaration of Trust of Eclipse Funds. (20)

        (2)     Amendment to Agreement and Declaration of Trust of Eclipse
                Funds. (18)

        (3) Second Amendment to Agreement and Declaration of Trust of Eclipse Funds. (21)

        (4)     Certificate of Designation for Eclipse Funds. (15)

        (5)     Certificate of Redesignation for Eclipse Funds. (16)

        (6)     Third Amendment to the Declaration of Trust of Eclipse Funds
                (23)

        (7)     Fourth Amendment to the Declaration of Trust (25)

b.      By-laws

        (1)     By-Laws of Eclipse Funds Inc. (1)

        (2)     By-Laws of Eclipse Funds. (20)

c.      Specimen Certificates for Common Stock (3)

d.      Investment Advisory Contracts

        I.      Eclipse Funds Inc.

        (1)(a) Form of (composite) Management Agreement between MainStay Institutional Funds Inc., on behalf of the Bond Fund, EAFE Index Fund, Growth Equity Fund, Indexed Bond Fund, Indexed Equity Fund, International Bond Fund, International Equity Fund, Money Market Fund, Asset Manager Fund (formerly Multi-Asset Fund), Short Term Bond Fund and Value Equity Fund, and MainStay Management LLC. (11)

        (b) Substitution Agreement between MainStay Institutional Funds Inc. and New York Life Investment Management LLC. (22)

        (c) Management Agreement between Eclipse Funds Inc., on behalf of Core Bond Plus Fund, Mid Cap Core Fund and Tax Free Bond Fund, and New York Life Investment Management LLC. (22)

        (d) Management Agreement between Eclipse Funds Inc. and New York Life Investment Management LLC related to Growth Equity Fund, Indexed Equity Fund, Value Equity Fund, Bond Fund, Indexed Bond Fund, Money Market Fund, Short Term Bond Fund, Asset Manager Fund, International Broad Market Fund, and International Equity Fund.(22)

        (e) Management Agreement between Eclipse Funds Inc. and New York Life Investment Management LLC related to Tax-Managed Equity Fund. (23)

        (2)(a) Form of (composite) Sub-Advisory Agreement between MainStay Management LLC, on behalf of the Bond Fund, Growth Equity Fund, International Bond Fund, International Equity Fund, Short Term Bond Fund and Value Equity Fund, and MacKay Shields LLC. (11)

        (b) Form of (composite) Sub-Advisory Agreement between MainStay Management LLC, on behalf of the EAFE Index Fund, Indexed Bond Fund, Indexed Equity Fund and Asset Manager Fund (formerly Multi-Asset Fund), and Monitor Capital Advisors LLC. (11)

        (c) Form of Sub-Advisory Agreement between MainStay Management LLC, on behalf of the Money Market Fund and New York Life Insurance Company. (11)

        (d) Form of Sub-Advisory Agreement between New York Life Investment Management LLC, on behalf of the Core Bond Plus Fund and the Tax Free Bond Fund, and MacKay Shields LLC. (13)

        II.     Eclipse Funds

        (1)(a) Management Agreement between Eclipse Funds and New York Life Investment Management LLC with respect to Mid Cap Value Fund, Small Cap Value Fund, Ultra Short Term Income Fund, and Balanced Fund. (22)

e.      Underwriting Contracts

        (1) Distribution Agreement between Eclipse Funds Inc. and NYLIFE Distributors, Inc. (5)

        (1) Form of Distribution Agreement between Eclipse Funds and NYLIFE Distributors Inc. (22)

f.      Not Applicable.

g.      Custody Agreements

        I.      Eclipse Funds Inc.

        (1) Form of Custody Agreement between Eclipse Funds Inc. and State Street Bank. (6)

        (2) Amended Appendix C to the Custody Agreement between Eclipse Funds Inc. and State Street Bank. (22)

        II.     Eclipse Funds

        (1) Custody Agreement between Eclipse Funds and Investors Fiduciary Trust Company. (14)

        (2) Form of Custody Agreement between Eclipse Funds and The Bank of New York (25)

h.      Other Material Contracts

        I.      Eclipse Funds Inc.

        (1)(a) Form of Transfer Agency and Service Agreement between Mainstay Institutional Funds Inc. and Mainstay Shareholder Services. (2)

        (b) Amended Fee Schedule to the Transfer Agency and Service Agreement between Mainstay Institutional Funds Inc. and Mainstay Shareholder Services LLC. (22)

        (2) Form of License Agreement for the benefit of Mainstay Institutional Funds Inc. (2)

        (3) Form of Service Agreement with New York Life Benefit Services LLC for the benefit of Mainstay Institutional Funds Inc. (10)

        (4) Form of Service Agreement between Mainstay Institutional Funds Inc. and New York Life Insurance Company. (10)

        (6)(a) Sub-Transfer Agency and Service Agreement between Mainstay Shareholder Services, Inc. and Boston Financial Data Services, Inc. (22)

        (b) Amended Fee Schedule to Sub-Transfer Agency and Service Agreement between NYLIM Service Company LLC (formerly Mainstay Shareholder Services, Inc.) and Boston Financial Data Services, Inc. (25)

        II.     Eclipse Funds

        (1) Copy of Transfer Agency Agreement between Eclipse Funds and Investors Fiduciary Trust Company. (14)

        (2) Form of Transfer Agency and Service Agreement between Eclipse Funds and NYLIM Shareholder Services LLC (d/b/a Eclipse Shareholder Services LLC). (22)

        (3) Copy of Administration Contract between Eclipse Funds and NYLIFE Securities Inc. (17)

        (4)(a) Sub-Transfer Agency and Service Agreement between Mainstay Shareholder Services, Inc. and Boston Financial Data Services, Inc. (22)

        (b) Amended Fee Schedule to Sub-Transfer Agency and Service Agreement between NYLIM Service Company LLC (formerly Mainstay Shareholder Services, Inc.) and Boston Financial Data Services, Inc. (25)

i.      Legal Opinions

        I.      Eclipse Funds Inc.

        (1) Opinion of Ballard Spahr Andrews & Ingersoll, LLP related to the offering of L Class shares of common stock of the Indexed Equity Fund, Tax-Managed Equity Fund, Core Bond Plus Fund, Short Term Bond Fund and Asset Manager Fund (Maryland). (26)

        II.     Eclipse Funds

        (1) Opinion of Dechert related to the offering of L Class shares of beneficial interest of the Mid Cap Value Fund, Small Cap Value Fund, Ultra Short Duration Fund, and Balanced Fund (Massachusetts). (26)

j.      Other Opinions

        (1)     Auditor's Consent related to Eclipse Funds Inc. (26)

        (2)     Auditor's consent related to Eclipse Funds. (26)

k.      Not Applicable.

l.      Initial Capital Agreements

        (1) Initial Subscription Agreement for shares of common stock of Eclipse Funds Inc. (3)

        (2) Investment representation letter of initial purchaser of shares of beneficial interest of Eclipse Funds. (18)

m.      Rule 12b-1 Plans

        I.      Eclipse Funds Inc.

        (1)     Form of Account Application for Eclipse Funds Inc.. (3)

        (2)     Shareholder Services Plan for Eclipse Funds Inc. (10)

        (3) Amended and Restated Shareholder Services Plan for Eclipse Funds Inc. (12)

        (4) Shareholder Services Plan for Money Market Fund Sweep Shares, a series of Eclipse Funds Inc. (12)

        (5) Plan of Distribution Pursuant to Rule 12b-1 for Money Market Fund Sweep Shares, a series of Eclipse Funds Inc. (12)

        (6) Amended and Restated Shareholder Services Plan for Eclipse Funds Inc. (Service Class Shares). (24)

        (7) Amended and Restated Shareholder Services Plan for Eclipse Funds Inc. (L Class Shares). (25)

        (6) Plan of Distribution Pursuant to Rule 12b-1 for L Class Shares of Eclipse Funds Inc. (25)

        II.     Eclipse Funds

        (1) Shareholder Services Plan for Eclipse Funds (Service Class Shares). (24)

        (2) Plan of Distribution Pursuant to Rule 12b-1 for L Class Shares of Eclipse Funds. (25)

        (3) Amended and Restated Shareholder Services Plan for Eclipse Funds Inc. (L Class Shares). (25)

n.      Rule 18f-3 Plans

        I.      Eclipse Funds Inc.

        (1)(a)  Multiple Class Plan of Eclipse Funds Inc. (11)

        (b)     Amendment to Multiple Class Plan of Eclipse Funds Inc. (22)

        (2) Form of Amended and Restated Multiple Class Plan of Eclipse Funds Inc. (12)

        (3) Amended and Restated Multiple Class Plan for Eclipse Funds Inc. (Service Class Shares). (24)

        (4) Amended and Restated Multiple Class Plan for Eclipse Funds Inc. (L Class Shares). (25)

        II.     Eclipse Funds

        (1)     Multiple Class Plan for Eclipse Funds (Service Class Shares).
                (24)

        (2) Amended and Restated Multiple Class Plan for Eclipse Funds (L Class Shares). (25)

o.      Reserved

        p.      Codes of Ethics

        I.      Eclipse Funds Inc.

        (1)     Form of Code of Ethics for The MainStay Institutional Funds Inc.
                (13)

        (2)     Form of Code of Ethics for MainStay Management LLC. (13)

        (3)     Form of Code of Ethics for MacKay Shields LLC. (13)

        (4)     Form of Code of Ethics for Monitor Capital Advisors LLC. (13)

        (5) Form of Code of Ethics for New York Life Investment Management LLC. (13)

        (6)     Form of Code of Ethics for NYLIFE Distributors, Inc. (13)

        II.     Eclipse Funds

        (1)     Form of Code of Ethics for Eclipse Funds. (19)

        (2) Form of Code of Ethics for New York Life Investment Management LLC. (13)

        (3)     Form of Code of Ethics for NYLIFE Distributors, Inc. (13)

--------------
1.      Filed with Registration Statement No. 33-36962 on September 21, 1990.

2. Filed with Pre-Effective Amendment No. 1 to Registration Statement No. 33-36962 on November 19, 1990.

3. Filed with Pre-Effective Amendment No. 2 to Registration Statement No. 33-36962 on December 26, 1990.

4. Filed with Post-Effective Amendment No. 4 to Registration Statement No. 33-36962 on November 2, 1992.

5. Filed with Post-Effective Amendment No. 6 to Registration Statement No. 33-36962 on April 29, 1994.

6. Filed with Post-Effective Amendment No. 7 to Registration Statement No. 33-36962 on October 14, 1994.

7. Filed with Post-Effective Amendment No. 8 to Registration Statement No. 33-36962 on December 29, 1994.

8. Filed with Post-Effective Amendment No. 10 to Registration Statement No. 33-36962 on April 28, 1995.

9. Filed with Post-Effective Amendment No. 12 to Registration Statement No. 33-36962 on February 28, 1996.

10. Filed with Post-Effective Amendment No. 14 to Registration Statement No. 33-36962 on May 1, 1997.

11. Filed with Post-Effective Amendment No. 17 to Registration Statement No. 33-36962 on May 1, 1997.

12. Filed with Post-Effective Amendment No. 19 to Registration Statement No. 33-36962 on September 25, 1998.

13. Filed with Post-Effective Amendment No. 24 to Registration Statement No. 33-36962 on October 18, 2000.

14. Filed with Post-Effective Amendment No. 6 to Registration Statement No. 33-8865 on April 30, 1990.

15. Filed with Post-Effective Amendment No. 12 to Registration Statement No. 33-8865 on October 13, 1994.

16. Filed with Post-Effective Amendment No. 19 to Registration Statement No. 33-8865 on April 30, 1999.

17. Filed with Post-Effective Amendment No. 9 to Registration Statement No. 33-8865 on April 30, 1991.

18. Filed with Pre-Effective Amendment No. 1 to Registration Statement No. 33-8865 on January 9, 1987.

19. Filed with Post-Effective Amendment No. 20 to Registration Statement No. 33-8865 on April 27, 2000.

20.     Filed with Initial Registration Statement No. 33-8865 on September 19,
        1986.

21. Filed with Post-Effective Amendment No. 17 to Registration Statement No. 33-8865 on February 27, 1998.

22. Filed with Post-Effective Amendment No. 25 to the Company's Registration Statement No. 33-36962 and Post-Effective Amendment No. 21 to the Trust's Registration Statement No. 33-33-8865 (joint filing) on December 29, 2000.

23. Filed with Post-Effective Amendment No. 30 to the Company's Registration Statement No. 33-36962 and Post-Effective Amendment No. 23 to the Trust's Registration Statement No. 33-33-8865 (joint filing) on February 25, 2002.

24. Filed with Post-Effective Amendment No. 31 to the Company's Registration Statement No. 33-36962 and Post-Effective Amendment No. 24 to the Trust's Registration Statement No. 33-33-8865 (joint filing) on May 3, 2002.

25. Filed with Post-Effective Amendment No. 32 to the Company's Registration Statement No. 33-36962 and Post-Effective Amendment No. 25 to the Trust's Registration Statement No. 33-33-8865 (joint filing) on November 6, 2002.

26.     Filed herewith.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT


NAME OF ORGANIZATIONS (JURISDICTION)

Eclipse Funds  (Massachusetts)(1)
Eclipse Funds Inc. (Maryland)(1)
MainStay VP Series Fund, Inc. (Maryland)(2)
McMorgan Funds (Delaware)(2)
New York Life Investment Management Institutional Funds (Delaware)(2) The MainStay Funds (Massachusetts)(2)

New York Life Investment Management Holdings LLC (Delaware)
        MacKay Shields LLC (Delaware)
                MacKay Shields General Partner (L/S) LLC (Delaware) Madison Capital Funding LLC (Delaware)
        McMorgan & Company LLC (Delaware)
        NYLCAP Manager LLC (Delaware)
                New York Life Capital Partners, L.L.C. (Delaware)
                New York Life Capital Partners II, L.L.C. (Delaware)
                NYLIM Mezzanine Partners GP, LLC (Delaware)
        NYLIM Service Company LLC (Delaware)
        New York Life Investment Management LLC (Delaware)
                New York Life Investment Management (U.K.) Limited (United Kingdom)
        New York Life Benefit Services LLC (Delaware)
        NYLIFE Distributors Inc. (Delaware)
        NYLIM Real Estate Inc. (Delaware)

New York Life Insurance and Annuity Corporation (Delaware)

New York Life International, Inc. (Delaware)
        New York Life Insurance Taiwan Corporation (Taiwan)
        New York Life Securities Investment Consulting Co., Ltd. (Taiwan)

New York Life International, LLC (Delaware)
        HSBC New York Life Seguros de Retiro (Argentina) S.A.
                (Argentina) (40%)(3)
        HSBC New York Life Seguros de Vida (Argentina) S.A. (Argentina) (40%)(3) HSBC Salud (Argentina) S.A. (40%)(3)
        Maxima S.A. AFJP (Argentina) (40%)(3)
        New York Life Insurance Limited (South Korea)
        New York Life Insurance Worldwide Limited (Bermuda)
        New York Life International Holdings Limited (Mauritius)
                Max New York Life Insurance Company Limited (India) (26%)(4)
        New York Life International India Fund (Mauritius) LLC (Mauritius) (90%) New York Life Insurance (Philippines), Inc. (Philippines)(5)
        New York Life Worldwide Capital, Inc. (Delaware)
                Fianzas Monterrey, S.A. (Mexico) (99.95%)
                        Operada FMA, S.A. de C.V. (Mexico) (99%)
        NYL International Reinsurance Company Ltd (Bermuda)
        NYLIFE Thailand, Inc. (Delaware)
                Siam Commercial New York Life Insurance Public Company Limited (Thailand) (45.29%)(6)
        NYLI-VB Asset Management Co. (Mauritius) LLC (Mauritius)  (90%)
        P.T. Asuransi Jiwa Sewu-New York Life (Indonesia) (50%)(7)
        Seguros Monterrey New York Life, S.A. de C.V. (Mexico) (99.99%)(8)
                Centro de Capacitacion Monterrey, A.C. (Mexico) (99.791%)
        Siam Commercial New York Life Insurance Public Company Limited
                (Thailand) (23.73%)(9)

New York Life Irrevocable Trust of 1996(10)
        New York Life Settlement Corporation (Delaware)(10)

NYLIFE LLC (Delaware)
        Avanti Corporate Health Systems, Inc. (Delaware)
                 Avanti of the District, Inc. (Maryland)
        Eagle Strategies Corp. (Arizona)
        Express Scripts, Inc. (Delaware) (21%)(11)
        New York Life Capital Corporation (Delaware)
        New York Life International Investment Asia Ltd (Mauritius)
        New York Life International Investment Inc. (Delaware)
                Monetary Research Limited (Bermuda)
                NYL Management Limited (United Kingdom)
        New York Life Trust Company (New York)
        New York Life Trust Company, FSB (Federal Savings Bank)
        NYLCare NC Holdings, Inc. (Delaware)
        NYL Executive Benefits LLC (Delaware)
        NYLIFE Administration Corp. (Texas)
        NYLIFE Structured Asset Management Company Limited (Texas)
        NYLIFE Refinery Inc. (Delaware)
        NYLIFE Securities Inc. (New York)
        NYLINK Insurance Agency Incorporated (Delaware)
                NYLINK Insurance Agency of Alabama, Incorporated (Alabama) NYLINK Insurance Agency of Hawaii, Incorporated (Hawaii)

                NYLINK Insurance Agency of Massachusetts, Incorporated (Massachusetts)
                NYLINK Insurance Agency of Montana, Incorporated (Montana) NYLINK Insurance Agency of Nevada, Incorporated (Nevada)
                NYLINK Insurance Agency of New Mexico, Incorporated (New Mexico) NYLINK Insurance Agency of Washington, Incorporated (Washington) NYLINK Insurance Agency of Wyoming, Incorporated (Wyoming)
        NYLTEMPS Inc. (Delaware)
        NYLUK I Company (United Kingdom)
                New York Life (U.K.) Limited (United Kingdom)
                        Life Assurance Holding Corporation Limited (United Kingdom)
                                (22.6%)(12)
                                Windsor Life Assurance Company Limited (United Kingdom)(12)
                NYLUK II Company (United Kingdom)
                        W(UK)HC Limited (United Kingdom)
                        Gresham Mortgage (United Kingdom)
                        Gresham Unit Trust Managers (United Kingdom)
                        W Construction Company (United Kingdom)
                        WUT (United Kingdom)
                        WIM (AIM) (United Kingdom)
                        WLIC (United Kingdom)
                        W Financial Services (United Kingdom)
                        W Home Loans (United Kingdom)
                        W Trust Managers (United Kingdom)
                        WFMI (United Kingdom)
                        WIM (United Kingdom)
        Prime Provider Corp. (New York)
                Prime Provider Corp. of Texas (Texas)
        WellPath of Arizona Reinsurance Company (Arizona)

NYLIFE Insurance Company of Arizona (Arizona)

NYLINK Insurance Agency of Idaho, Incorporated (Idaho)(13)
NYLINK Insurance Agency of Ohio, Incorporated (Ohio)(13)
NYLINK Insurance Agency of Oklahoma, Incorporated (Oklahoma)(13)
NYLINK Insurance Agency of Texas, Incorporated (Texas)(13)

Biris Holdings LLC (Delaware)
Monitor Capital Advisors Funds, L.L.C. (Delaware)
New York Life BioVenture Partners LLC (Delaware)
Silver Spring, LLC (Delaware)

------------------------

(1) Registered investment company as to which New York Life ("NYL") and/or its subsidiaries perform one or more of the following services: investment management, administrative, distribution, transfer agency and underwriting services. It is not a subsidiary of NYL and is included for informational purposes only. Eclipse Funds and Eclipse Funds Inc. are marketed under a combined prospectus as "Eclipse Funds".

(2) Registered investment company as to which NYL and/or its subsidiaries perform one or more of the following services: investment management, administrative, distribution, transfer agency and underwriting services. It is not a subsidiary of NYL and is included for informational purposes only.

(3) Held through an interest in a holding company. NYL takes the position that neither NYL or nor any of its affiliates controls this entity. It is included for informational purposes only.

(4) NYL takes the position that neither NYL nor any of its affiliates controls this entity. It is included for informational purposes only.

(5) Beneficial ownership of this entity was transferred by New York Life International, Inc. ("NYLI INC") to New York Life International, LLC ("NYLI LLC") as of January 1, 2002; record ownership will be transferred to NYLI LLC on or before December 31, 2005.

(6)  Held through controlled Thai nominee holding company.

(6) Beneficial ownership of the interest held in this entity was transferred by NYLI INC to NYLI LLC as of January 1, 2002; record ownership will be transferred to NYLI LLC on or before December 31, 2005. NYL takes the position that neither NYL nor any of its affiliates controls this entity. It is included for informational purposes only.

(7) Beneficial ownership of this entity was transferred by NYLI INC to NYLI LLC as of January 1, 2002, record ownership will be transferred to NYLI LLC on or before December 31, 2005.

(8) Beneficial ownership of the interest held in this entity was transferred by NYLI INC to NYLI LLC as of January 1, 2002; record ownership will be transferred to NYLI LLC on or before December 31, 2005.

(9) Trust formed solely to hold shares of New York Life Settlement Corporation ("NYLSET"). Neither the Trust nor NYLSET is a subsidiary of NYL and they are included for informational purposes only.

(10) NYL takes the position that neither NYL nor any of its affiliates controls Express Scripts, Inc. ("ESI"). ESI is a public company which is included for informational purposes only. NYL owns approximately 15% of the outstanding common stock of ESI and NYLIFE LLC owns approximately 6%.

(11) NYL takes the position that neither NYL nor any of its affiliates controls this entity. It is included for informational purposes only.

(12) Insurance agencies for which New York Life ("NYL") and its subsidiaries perform administrative services. These entities are not subsidiaries of NYL and are included for informational purposes only.

ITEM 25. INDEMNIFICATION

With respect to Eclipse Funds Inc., reference is made to Article VI of By-Laws (Exhibit 2), and Article VII, Section 2 of that Company's Articles of Incorporation (Exhibit 1), which are incorporated by reference herein.

        Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "Securities Act") may be permitted to trustees, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a trustee, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Eclipse Funds incorporates herein by reference the response to Item 27 disclosed in the Registration Statement on Form N-1A of Eclipse Funds filed with the Commission on September 19, 1986.

ITEM 26. BUSINESS OR OTHER CONNECTIONS OF INVESTMENT ADVISERS

The business of New York Life Investment Management LLC and MacKay Shields LLC is summarized under "Know with Whom You're Investing" in the Prospectus constituting Part A of these Registration Statements, which summary is incorporated herein by reference.

The business or other connections of each manager and officer of New York Life Investment Management LLC is currently listed in the investment adviser registration on Form ADV for New York Life Investment Management LLC (File No. 801-57396) and is hereby incorporated herein by reference.

The business or other connections of each manager and officer of MacKay Shields LLC is currently listed in the investment adviser registration on Form ADV for MacKay Shields LLC (File No. 801-5594) and is hereby incorporated herein by reference.

ITEM 27. PRINCIPAL UNDERWRITERS

        a.  NYLIFE Distributors Inc. also acts as the principal underwriter for:
            New York Life Investment Management Institutional Funds
              (File No. 333-56286)
            The MainStay Funds (File No. 33-2610)
            NYLIAC Variable Universal Life Separate Account I
            NYLIAC Multi-Funded Annuity Separate Account I
            NYLIAC Multi-Funded Annuity Separate Account II
            NYLIAC Variable Annuity Separate Account I
            NYLIAC Variable Annuity Separate Account II
            NYLIAC Variable Annuity Separate Account III
            NYLIAC Variable Life Insurance Separate Account
            NYLIAC Corporate Sponsored Variable Universal Life
            Separate Account I
            NYLIAC Institutionally Owned Life Insurance Separate Account


                                                     POSITION(S) AND
b.                                                    OFFICE(S) WITH        POSITION(S) AND         POSITION(S) AND
                       NAME AND PRINCIPAL                 NYLIFE             OFFICE(S) WITH          OFFICE(S) WITH
                        BUSINESS ADDRESS            DISTRIBUTORS, INC.        ECLIPSE FUNDS        ECLIPSE FUNDS INC.
                ------------------------------     --------------------     ----------------      -------------------
                Brady, Robert E.                    Director and Vice        None                   None
                169 Lackawanna Avenue               President
                Parsippany, NJ07054

                Wendlandt, Gary E.                  Director                 None                   None
                51 Madison Avenue
                New York, NY 10010
                                                                             Senior Vice            Senior Vice
                Boyce, Jefferson C.                 Director                 President              President

                51 Madison Avenue
                New York, NY10010

                Roussin, Stephen C.                 Director and             Trustee and            Director and
                169 Lackawanna Avenue               Chairman                 Chairman               Chairman
                Parsippany, NJ  07054

                Lee, Brian                          President                None                   None
                169 Lackawanna Ave.
                Parsippany, NJ 07054

                Gallo, Michael G.                   Director                 None                   None
                51 Madison Avenue
                New York, NY10010

                Rock, Robert D.                     Director                 None                   None
                51 Madison Avenue
                New York, NY10010

                Boccio, Frank M.                    Director                 None                   None
                51 Madison Avenue
                New York, NY10010

                Hildebrand, Phillip J.              Director                 None                   None
                51 Madison Avenue
                New York, NY10010

                Levy, Richard D.                    Director                 None                   None
                51 Madison Avenue
                New York, NY10010

                Farrell, Patrick J.                 Senior Vice              Treasurer, Chief       Treasurer, Chief
                169 Lackawanna Ave.                 President and Chief      Financial and          Financial and
                Parsippany, NJ 07054                Financial Officer        Accounting             Accounting Officer
                                                                             Officer and            and Assistant
                                                                             Assistant              Secretary
                                                                             Secretary

                Burke, Derek                        Chief Compliance         Compliance Officer     Compliance Officer
                169 Lackawanna Ave.                 Office
                Parsippany, NJ 07054

                Adasse, Louis H.                    Corporate                None                   None
                51 Madison Avenue                   Vice President
                New York, NY10010

                Calhoun, Jay S.                     Senior Vice President    None                   None
                51 Madison Avenue                   and Treasurer
                New York, NY10010

                Warga, Thomas J.                    Senior Vice President    None                   None
                51 Madison Avenue                   and General Auditor
                New York, NY10010

                Fishler, Wendy                      Senior Vice President    None                   None
                169 Lackawanna Ave.
                Parsippany, NJ 07054

                Moeller, Peter                      Senior Vice President    None                   None
                169 Lackawanna Ave.
                Parsippany, NJ 07054

                Zuccaro, Richard W.                 Vice President           Tax Vice President     Tax Vice President
                51 Madison Avenue
                New York, NY 10010

                Marsden-Cochran, Mary               Vice President           None                   None
                169 Lackawanna Ave.
                Parisppany, NJ 07054

                Harrington, Scott                   Corporate Vice           None                   None
                169 Lackawanna Ave.                 President
                Parsippany, NJ 07054

                Anslemi, Robert A.                  Secretary                Secretary              Secretary
                51 Madison Avenue
                New York, NY 10010

                Somelofske, Thomas J.               Assistant Vice           None                   None
                169 Lackawanna Ave.                 President
                Parsippany, NJ 07054

                Livornese, Linda M.                 Vice President           None                   President
                51 Madison Avenue
                New York, NY10010

                Murray, Thomas J.                   Corporate Vice           None                   None
                51 Madison Avenue                   President
                New York, NY10010

                Krystel, David J.                   Vice President                                  None
                51 Madison Avenue                                            None
                New York, NY10010

                McInerney, Barbara                  Senior Vice President    None                   None
                51 Madison Avenue
                New York, NY10010

                Leier, Albert W.                    Vice President           None                   None
                169 Lackawanna Avenue               of Financial
                Parsippany, NJ07054                 Operations

                Arizmendi, Arphiela                 Corporate                Assistant              Assistant Treasurer
                169 Lackawanna Avenue               Vice President           Treasurer
                Parsippany, NJ07054

                Cirillo, Antoinette B.              Corporate                Assistant              Assistant Treasurer
                169 Lackawanna Avenue               Vice President           Treasurer
                Parsippany, NJ07054

                Lorito, Geri                        Corporate                Assistant              Assistant Treasurer
                169 Lackawanna Avenue               Vice President
                Parsippany, NJ07054

                Gomez, Mark A.                      Vice President           None                   None
                51 Madison Avenue
                New York, NY10010

                Whittaker, Lori S.                  Assistant Secretary      Assistant              Assistant Treasurer
                51 Madison Avenue                                            Treasurer
                New York, NY10010

        c. Not Applicable

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

Certain accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the offices of New York Life Insurance Company, 51 Madison Avenue, New York, NY 10010, at the offices of Eclipse Funds Inc., Eclipse Funds, New York Life Investment Management LLC, and NYLIFE Distributors Inc., NYLIM Center, 169 Lackawanna Avenue, Parsippany NJ 07054, and at the offices of MacKay Shields LLC, 9 West 57th Street, New York, NY 10019. Records relating to the duties of the custodian for each series of Eclipse Funds Inc. and Eclipse Funds are maintained, with respect to Eclipse Funds Inc. and Eclipse Funds by The Bank of New York, 90 Washington Street, New York, NY 10286. Records relating to the duties of the transfer agent of Eclipse Funds Inc. and Eclipse Funds are maintained by Boston Financial Data Services, 2 Heritage Drive, North Quincy, MA 02171.

ITEM 29. MANAGEMENT SERVICES.

Not Applicable.

ITEM 30. UNDERTAKINGS.

None.

                        SIGNATURES FOR ECLIPSE FUNDS INC.

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Parsippany in the State of New Jersey, on the 27th day of December, 2002.

                             ECLIPSE FUNDS INC.

                             By: Stephen C. Roussin*
                                 ----------------------
                                 Stephen C. Roussin
                                 President

        Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


       SIGNATURE                             TITLE                       DATE

 /s/ Stephen C. Roussin*           Chairperson and Director           December 27, 2002
 -----------------------
 Stephen C. Roussin

 /s/ Patrick G. Boyle*             Director                           December 27, 2002
 ---------------------
 Patrick G. Boyle

 /s/ Lawrence Glacken*             Director                           December 27, 2002
 ---------------------
 Laurence Glacken

 /s/ Robert P. Mulhearn*           Director                           December 27, 2002
 -----------------------
 Robert P. Mulhearn

 /s/ Susan B. Kerley*              Director                           December 27, 2002
 --------------------
 Susan B. Kerley

 /s/ Peter Meenan**                Director                           December 27, 2002
 ------------------
 Peter Meenan

 /s/ Patrick J. Farrell            Treasurer and Chief Financial      December 27, 2002
 -----------------------           and Accounting Officer
 Patrick J. Farrell

 *By: /s/ Patrick J. Farrell                                          December 27, 2002
      Patrick J. Farrell
      as Attorney-in-Fact



* Pursuant to Powers of Attorney filed on March 1, 2001 as a part of Post-Effective Amendment No. 26 to the Company's Registration Statement

** Pursuant to Powers of Attorney filed on May 3, 2002 as a part of Post-Effective Amendment No. 31 to the Company's Registration Statement